Registration No. 333-94037

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 6


                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          ----------------------------

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Financial Statements, and Part II.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on November 22, 2002 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Last Survivor Flexible Premium Variable Universal Life Insurance Policies



Approximate date of proposed public offering: Continuously on and after November 22, 2002



[ ] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.

================================================================================

                      SUPPLEMENT DATED NOVEMBER 22, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                     LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


For policies issued on or after November 22, 2002, the following rider is added to the "Rider" subsection of the "Synopsis of the Policy" section of the prospectus:

o    Adjusted Sales Load Rider

                        SUPPLEMENT DATED MAY 22, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                     LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE MAY 22, 2002, THE LIST OF UNDERLYING MUTUAL FUNDS AT THE BEGINNING OF YOUR PROSPECTUS IS MODIFIED AS FOLLOWS:


The following underlying mutual fund is not available for policies issued on or after January 25, 2002:

DREYFUS
   - Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares


2.   "Appendix A: Objectives for Underlying Mutual Funds" is amended as follows:


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002)

     INVESTMENT OBJECTIVE: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2


N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS

 1.....................................................................Nationwide Life Insurance
                                                                       Company
                                                                       The Variable Account
 2.....................................................................Nationwide Life Insurance
                                                                       Company
 3.....................................................................Custodian of Assets
 4.....................................................................Distribution of The Policies
 5.....................................................................The Variable Account
 6.....................................................................Not Applicable
 7.....................................................................Not Applicable
 8.....................................................................Not Applicable
 9.....................................................................Legal Proceedings
10.....................................................................Information About The Policies;
                                                                       How The Cash Value Varies; Right
                                                                       to Exchange for a Fixed Benefit
                                                                       Policy; Reinstatement; Other Policy
                                                                       Provisions
11.....................................................................Investments of The Variable
                                                                       Account
12.....................................................................The Variable Account
13.....................................................................Policy Charges
                                                                       Reinstatement
14.....................................................................Underwriting and Issuance -
                                                                       Premium Payments
                                                                       Minimum Requirements for
                                                                       Issuance of a Policy
15.....................................................................Investments of the Variable
                                                                       Account; Premium Payments
16.....................................................................Underwriting and Issuance -
                                                                       Allocation of Cash Value
17.....................................................................Surrendering The Policy for Cash
18.....................................................................Reinvestment
19.....................................................................Not Applicable
20.....................................................................Not Applicable
21.....................................................................Policy Loans
22.....................................................................Not Applicable
23.....................................................................Not Applicable
24.....................................................................Not Applicable
25.....................................................................Nationwide Life Insurance
                                                                       Company
26.....................................................................Not Applicable
27.....................................................................Nationwide Life Insurance
                                                                       Company


N-8B-2 ITEM............................................................CAPTION IN PROSPECTUS

28.....................................................................Company Management
29.....................................................................Company Management
30.....................................................................Not Applicable
31.....................................................................Not Applicable
32.....................................................................Not Applicable
33.....................................................................Not Applicable
34.....................................................................Not Applicable
35.....................................................................Nationwide Life Insurance
                                                                       Company
36.....................................................................Not Applicable
37.....................................................................Not Applicable
38.....................................................................Distribution of The Policies
39.....................................................................Distribution of The Policies
40.....................................................................Not Applicable
41(a)..................................................................Distribution of The Policies
42.....................................................................Not Applicable
43.....................................................................Not Applicable
44.....................................................................How The Cash Value Varies
45.....................................................................Not Applicable
46.....................................................................How The Cash Value Varies
47.....................................................................Not Applicable
48.....................................................................Custodian of Assets
49.....................................................................Not Applicable
50.....................................................................Not Applicable
51.....................................................................Summary of The Policies;
                                                                       Information About The Policies
52.....................................................................Substitution of Securities
53.....................................................................Taxation of The Company
54.....................................................................Not Applicable
55.....................................................................Not Applicable
56.....................................................................Not Applicable
57.....................................................................Not Applicable
58.....................................................................Not Applicable
59.....................................................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

    Last Survivor Flexible Premium Variable Universal Life Insurance Policies

             Issued by Nationwide Life Insurance Company through its
                        Nationwide VLI Separate Account-4

                   The date of this prospectus is May 1, 2002.
--------------------------------------------------------------------------------

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE POLICIES BEFORE INVESTING - THE INSURANCE POLICY IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

NOT ALL BENEFITS, PROGRAMS, FEATURES AND INVESTMENT OPTIONS DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE OR APPROVED FOR USE IN EVERY STATE.

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP Income & Growth Fund: Class I
     -    American Century VP International Fund: Class I
     -    American Century VP Ultra Fund: Class I
     -    American Century VP Value Fund: Class I

DREYFUS
     -    Dreyfus Investment Portfolio - Small Cap Stock Index Portfolio:
          Service Shares
     -    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
     -    Dreyfus Stock Index Fund, Inc.: Initial Shares
     - Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
     -    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     -    Comstock GVIT Value Fund: Class I (formerly,
     - Federated Equity Income Fund: Class I) (subadviser: Van Kampen Asset Management Inc.)
     - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)
     - Federated GVIT High Income Bond Fund: Class I* (formerly, Federated NSAT High Income Bond Fund)
     - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
     -    Gartmore GVIT Global Financial Services Fund: Class I
     -    Gartmore GVIT Global Health Sciences Fund: Class I
     - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
     -    Gartmore GVIT Global Utilities Fund: Class I
     -    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
          Fund)
     -    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation
          Fund)
     - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
     -    Gartmore GVIT Investor Destinations Funds
          -    Gartmore GVIT Investor Destinations Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderate Fund
          -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
          -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
     -    Gartmore GVIT Nationwide Leaders Fund: Class I
     -    Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
     -    Gartmore GVIT U.S. Growth Leaders Fund: Class I
     -    Gartmore GVIT Worldwide Leaders Fund: Class I (formerly,
          Nationwide(R) Global 50 Fund) (formerly, Nationwide(R) Global Equity
          Fund) (subadviser: J.P. Morgan Investment Management Inc.)

     - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (subadvisers: Neuberger Berman LLC and Waddell & Reed Investment Management Company)
     - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (subadviser: The Dreyfus Corporation)
     - GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company Fund) (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)
     - J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund) (formerly, Nationwide(R) Balanced Fund)
     - MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund) (formerly, Nationwide(R) Multi Sector Bond Fund)
     - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund) (formerly, Nationwide(R) Strategic Growth Fund)

JANUS ASPEN SERIES
     -    Capital Appreciation Portfolio: Service Shares
     -    Global Technology Portfolio: Service Shares
     -    International Growth Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Guardian Portfolio
     -    AMT Mid-Cap Growth Portfolio
     -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     - Oppenheimer Aggressive Growth Fund/VA: Initial Class (formerly, Oppenheimer Capital Appreciation Fund)
     - Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly, Oppenheimer Growth Fund)
     -    Oppenheimer Global Securities Fund/VA: Initial Class
     - Oppenheimer Main Street Growth & Income Fund/VA: Initial Class (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     -    Emerging Markets Debt Portfolio
     -    U.S. Real Estate Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000:

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Nationwide(R) GVIT Strategic Value Fund: Class I (formerly, Nationwide(R) Strategic Value Fund) (subadviser: Strong Capital Management, Inc.)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus Fund)


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund

VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     -    Mid Cap Growth Portfolio

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

DREYFUS
     -    Dreyfus Investment Portfolios - European Equity Portfolio: Initial
          Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

For general information or to obtain FREE copies of the:

     - prospectus, annual report or semi-annual report for any underlying mutual fund;
     -    any required Nationwide forms; or
     -    Nationwide's privacy statement,

call:    1-800-547-7548
     TDD 1-800-238-3035

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     ONE NATIONWIDE PLAZA, RR1-04-D4
     COLUMBUS, OHIO 43215

Material incorporated by reference in this prospectus can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                              www.bestofamerica.com

THIS POLICY:
-   IS NOT A BANK DEPOSIT
-   IS NOT FDIC INSURED
-   IS NOT INSURED OR ENDORSED BY A BANK OR ANY
    FEDERAL GOVERNMENT AGENCY
-   IS NOT AVAILABLE IN EVERY STATE
-   MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies. They provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-4 (the "variable account") or the fixed account, depending on how premium payments are invested.

DECLINING VALUES OR NEGATIVE INVESTMENT RESULTS MAY RESULT IN REDUCTIONS IN DEATH BENEFITS, CASH VALUES, AND THE LOSS OF INSURANCE COVERAGE IF ADDITIONAL PREMIUMS ARE NOT PAID.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

AVERAGE ISSUE AGE- The arithmetic average of the ages of the two insureds at policy issuance.

BASIC COVERAGE- One of the two types of coverage that comprise the specified amount. The other type is supplemental coverage.

CASH VALUE- Cash value is the sum of the value of the assets in the sub-accounts, the fixed account and any amount in the Policy Loan Account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

IRS GUIDELINE LEVEL PREMIUM- The amount of level annual premium, calculated in accordance with the provisions of the Internal Revenue Code, guaranteed mortality and expense charges, and an interest rate of 4%.

MATURITY DATE- The policy anniversary on or next following the younger insured's 100th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET AMOUNT AT RISK- The death benefit minus the cash value calculated at the beginning of each policy month.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SEC GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SPECIFIED AMOUNT- The base benefit of the policy for which the death benefit will be calculated.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

SUPPLEMENTAL COVERAGE- One of the two types of coverage that comprise the specified amount. Supplemental coverage can never exceed 90% of the specified amount. Supplemental coverage is not available in New York or New Jersey.

VALUATION PERIOD - Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF POLICY EXPENSES.........................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............

SYNOPSIS OF THE POLICIES...........................

NATIONWIDE LIFE INSURANCE COMPANY..................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................

INVESTING IN THE POLICY............................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES.....................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Death Benefit Guarantees
     Pricing

POLICY CHARGES.....................................
     Sales Load
     Tax Expense Charge
     Surrender Charges
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Federal Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH...................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE............................

POLICY PROVISIONS..................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY............................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE....................................

POLICY LOANS.......................................
     Taking a Policy Loan
     Effect on Investment Performance
     Loan Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.........................................

POLICY OWNER SERVICES..............................
     Dollar Cost Averaging
     Enhanced Dollar Cost Averaging

DEATH BENEFIT INFORMATION..........................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age or Sex
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION................................

GRACE PERIOD.......................................
     Grace Period without Death Benefit
         Guarantees
     Lifetime Guaranteed Policy Continuation
     Limited Guaranteed Policy Continuation
     Reinstatement

TAX MATTERS........................................
     Policy Proceeds
     Withholding
     Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Policy Split Option Rider
     Description of Cash Value Accumulation
         Test and Guideline Premium/Cash
         Value Corridor Test
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS...............................

STATE REGULATION...................................

REPORTS TO POLICY OWNERS...........................

ADVERTISING........................................

LEGAL PROCEEDINGS..................................

INDEPENDENT CERTIFIED PUBLIC
     ACCOUNTANTS...................................

REGISTRATION STATEMENT.............................

DISTRIBUTION OF THE POLICIES.......................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE....................................

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS..................................

APPENDIX B: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND
     DEATH BENEFITS................................

APPENDIX C: PERFORMANCE SUMMARY INFORMATION........

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks (see "Policy Charges").

DEDUCTIONS FROM PREMIUM PAYMENTS

Nationwide deducts a sales load and a premium expense charge from each premium payment received. The sales load is guaranteed never to exceed 1.5% for each premium payment. Currently, the sales load is 1.5% for policy years 1 through 10 and 0.5% thereafter.

The tax expense charge is approximately 3.5% of premiums for all states (see "Sales Load" and "Tax Expense Charges").

MONTHLY DEDUCTIONS FROM THE POLICY'S CASH VALUE

Monthly Cost of Insurance

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value as calculated at the beginning of each policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account (see "Monthly Cost of Insurance").

Monthly Administrative Charge

An administrative charge is deducted monthly on a proportionate basis from the cash value in each sub-account and the fixed account. This charge is the sum of the per policy charge and the per $1,000 basic charge. The per policy charge is equal to:

-    $10 per month in the first policy year;

- $5 per month in policy years 2 through 20 if the specified amount is equal to or more than $150,000;

- $3 per month in policy years 2 through 20 if the specified amount is less than $150,000;

-    $0 per month in policy years 21 and after.


The per $1,000 basic coverage charge is determined for the first 3 policy years. This monthly charge is derived as the sum of the charges for both insureds per the following table:

---------------------------------------------------------
 ISSUE AGE OF THE     CURRENT FEE PER   GUARANTEED FEE
  YOUNGER INSURED        $1,000 OF       PER $1,000 OF
                       INITIAL BASIC     INITIAL BASIC
                         COVERAGE          COVERAGE
---------------------------------------------------------
        21                 $0.06             $0.10
        22                 $0.06             $0.10
        23                 $0.06             $0.10
        24                 $0.06             $0.10
        25                 $0.06             $0.10
        26                 $0.06             $0.11
        27                 $0.06             $0.12
        28                 $0.06             $0.13
        29                 $0.06             $0.14
        30                 $0.08             $0.15
        31                 $0.10             $0.16
        32                 $0.10             $0.16
        33                 $0.11             $0.16
        34                 $0.11             $0.16
        35                 $0.11             $0.16
        36                 $0.12             $0.16
        37                 $0.13             $0.16
        38                 $0.14             $0.16
        39                 $0.15             $0.17
        40                 $0.16             $0.18
        41                 $0.16             $0.18
        42                 $0.16             $0.18
        43                 $0.16             $0.18
        44                 $0.16             $0.18
        45                 $0.16             $0.18
        46                 $0.17             $0.19
        47                 $0.18             $0.20
        48                 $0.19             $0.21
        49                 $0.20             $0.22
        50                 $0.20             $0.23
        51                 $0.21             $0.24
        52                 $0.21             $0.25
        53                 $0.22             $0.26
        54                 $0.22             $0.27
        55                 $0.23             $0.28
        56                 $0.23             $0.29
        57                 $0.24             $0.30
        58                 $0.24             $0.31
        59                 $0.25             $0.32
        60                 $0.25             $0.33
        61                 $0.25             $0.34
        62                 $0.25             $0.35
        63                 $0.25             $0.36
        64                 $0.25             $0.37
        65                 $0.25             $0.38
        66                 $0.25             $0.39
        67                 $0.25             $0.40
        68                 $0.25             $0.40

---------------------------------------------------------
 ISSUE AGE OF THE     CURRENT FEE PER   GUARANTEED FEE
  YOUNGER INSURED        $1,000 OF       PER $1,000 OF
                       INITIAL BASIC     INITIAL BASIC
                         COVERAGE          COVERAGE
---------------------------------------------------------
        69                 $0.25             $0.40
        70                 $0.25             $0.40
        71                 $0.25             $0.40
        72                 $0.25             $0.40
        73                 $0.25             $0.40
        74                 $0.25             $0.40
        75                 $0.25             $0.40
        76                 $0.25             $0.40
        77                 $0.25             $0.40
        78                 $0.25             $0.40
        79                 $0.25             $0.40
        80                 $0.25             $0.40
        81                 $0.25             $0.40
        82                 $0.25             $0.40
        83                 $0.25             $0.40
        84                 $0.25             $0.40
        85                 $0.25             $0.40

The maximum monthly charge is $750. The per $1,000 of basic coverage charge is $0 after the third policy year (see "Monthly Administrative Charge").

Mortality and Expense Risk Charge

A mortality and expense risk charge is deducted from the variable account on a monthly basis. Mortality and expense risk deductions will be charged proportionately to the cash value in each sub-account. The charge varies depending on the variable account value as follows:

---------------------------------------------------------------
VARIABLE ACCOUNT   MORTALITY AND         MORTALITY AND
VALUE              EXPENSE RISK CHARGE   EXPENSE RISK CHARGE
                   - YEARS 1 THROUGH 15  - YEARS 16 AND AFTER
---------------------------------------------------------------
Less than $25,000         0.60%                 0.60%
   $25,000 to             0.30%                 0.10%
    $249,999
$250,000 or more          0.10%                 0.10%

See "Mortality and Expense Risk Charge" later in this prospectus for additional information.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of the policy if the policy is surrendered during the first 9 policy years. The maximum surrender charge varies by the issue ages, sexes and underwriting classifications of the insureds and is calculated based on the initial basic coverage on the policy date.

The following table illustrates the maximum surrender charge per $1,000 of initial basic coverage for policies issued to a male non-smoking preferred and a female non-smoking other than preferred based on a $1 million specified amount:

                     MAXIMUM SURRENDER CHARGES
-----------------------------------------------------------------
           ISSUE AGES               PER $1,000 OF INITIAL BASIC
                                              COVERAGE
-----------------------------------------------------------------
              35/35                            $5.41
              45/45                            $8.40
              55/55                            $11.19
              65/65                            $15.64
              75/75                            $22.95

The surrender charge is comprised of an underwriting component and a sales component. The underwriting component varies by average issue age as follows:

                      UNDERWRITING COMPONENT
-----------------------------------------------------------------
           ISSUE AGES               PER $1,000 OF INITIAL BASIC
                                              COVERAGE
-----------------------------------------------------------------
        Age 0 Through 39                       $4.00
      Age 40 Through Age 49                    $6.00
      Age 50 Through Age 59                    $7.00
      Age 60 Through Age 85                    $8.00

The sales component varies by issue ages as follows:

                      MAXIMUM SALES COMPONENT
-----------------------------------------------------------------
           ISSUE AGES               PER $1,000 OF INITIAL BASIC
                                              COVERAGE
-----------------------------------------------------------------
              35/35                            $1.41
              45/45                            $2.40
              55/55                            $4.19
              65/65                            $7.64
              75/75                            $14.95

Surrender charges are reduced beginning in the third policy year. The percentage of the surrender charge assessed is reflected in the following chart:

-------------------------------------------------------
  POLICY YEAR(S)      PERCENTAGE OF SURRENDER CHARGE
-------------------------------------------------------
         1                         100%
         2                         100%
         3                          90%
         4                          80%
         5                          70%
         6                          60%
         7                          50%
         8                          40%
         9                          30%
   10 and After                     0%

See "Surrender Charges" later in this prospectus for additional information.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)


------------------------------------------------------------------------------------------------------------------------------------
                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP          0.70%          0.00%         0.00%            0.70%
Income & Growth Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP          1.26%          0.00%         0.00%            1.26%
International Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP          1.00%          0.00%         0.00%            1.00%
Ultra Fund: Class I

American Century Variable Portfolios, Inc. - American Century VP          0.97%          0.00%         0.00%            0.97%
Value Fund: Class I

Dreyfus Investment Portfolios - European Equity Portfolio - Initial       0.81%          0.44%         0.00%            1.25%
Shares

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio:           0.35%          0.00%         0.25%            0.60%
Service Shares

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares       0.75%          0.03%         0.00%            0.78%

Dreyfus Stock Index Fund, Inc. - Initial Shares                           0.25%          0.01%         0.00%            0.26%

Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial       0.75%          0.03%         0.00%            0.78%
Shares

Federated Insurance Series - Federated Quality Bond Fund II:              0.55%          0.15%         0.00%            0.70%
Primary Shares

Fidelity VIP Equity-Income Portfolio:  Service Class                      0.48%          0.10%         0.10%            0.68%

Fidelity VIP Growth Portfolio:  Service Class                             0.58%          0.10%         0.10%            0.78%

Fidelity VIP High Income Portfolio:  Service Class                        0.58%          0.13%         0.10%            0.81%

Fidelity VIP Overseas Portfolio:  Service Class                           0.73%          0.20%         0.10%            1.03%

Fidelity VIP II Contrafund(R) Portfolio:  Service Class                   0.58%          0.10%         0.10%            0.78%

Fidelity VIP III Growth Opportunities Portfolio:  Service Class           0.58%          0.11%         0.10%            0.79%

Fidelity VIP III Value Strategies Portfolio: Service Class                0.58%          0.26%         0.10%            0.94%

GVIT Comstock GVIT Value Fund: Class I                                    0.79%          0.28%         0.00%            1.07%

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                             0.50%          0.26%         0.00%            0.76%

GVIT Federated GVIT High Income Bond Fund: Class I                        0.75%          0.28%         0.00%            1.03%

GVIT Gartmore GVIT Emerging Markets Fund: Class I                         1.15%          0.21%         0.00%            1.36%

GVIT Gartmore GVIT Global Financial Services Fund: Class I                1.00%          0.26%         0.00%            1.26%

GVIT Gartmore GVIT Global Health Sciences Fund: Class I                   1.00%          0.32%         0.00%            1.32%

GVIT Gartmore GVIT Global Technology and Communications Fund:             0.98%          0.26%         0.00%            1.24%
Class I

GVIT Gartmore GVIT Global Utilities Fund: Class I                         0.80%          0.28%         0.00%            1.08%

GVIT Gartmore GVIT Government Bond Fund: Class I                          0.50%          0.25%         0.00%            0.75%

GVIT Gartmore GVIT Growth Fund: Class I                                   0.59%          0.25%         0.00%            0.84%

GVIT Gartmore GVIT International Growth Fund: Class I                     1.00%          0.33%         0.00%            1.33%

GVIT Gartmore GVIT Investor Destinations Conservative Fund                0.00%          0.36%         0.25%            0.61%

GVIT Gartmore GVIT Investor Destinations Moderately Conservative          0.00%          0.36%         0.25%            0.61%
Fund

GVIT Gartmore GVIT Investor Destinations Moderate Fund                    0.13%          0.20%         0.25%            0.58%

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund       0.10%          0.26%         0.25%            0.61%

GVIT Gartmore GVIT Investor Destinations Aggressive Fund                  0.07%          0.29%         0.25%            0.61%

GVIT Gartmore GVIT Money Market Fund: Class I                             0.38%          0.25%         0.00%            0.63%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class I                       0.84%          0.41%         0.00%            1.25%

GVIT Gartmore GVIT Total Return Fund: Class I                             0.59%          0.25%         0.00%            0.84%

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I                      0.90%          0.22%         0.00%            1.12%

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                        0.99%          0.26%         0.00%            1.25%

GVIT GVIT Small Cap Growth Fund: Class I                                  1.10%          0.28%         0.00%            1.38%

GVIT GVIT Small Cap Value Fund: Class I                                   0.86%          0.22%         0.00%            1.08%

GVIT GVIT Small Company Fund: Class I                                     0.93%          0.26%         0.00%            1.19%


------------------------------------------------------------------------------------------------------------------------------------
                                                                       Management        Other         12b-1      Total Underlying
                                                                          Fees          Expenses        Fees         Mutual Fund
                                                                                                                      Expenses
------------------------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I                              0.74%          0.27%         0.00%            1.01%

GVIT MAS GVIT Multi Sector Bond Fund: Class I                             0.75%          0.27%         0.00%            1.02%

GVIT Nationwide GVIT Strategic Value Fund: Class I                        0.66%          0.34%         0.00%            1.00%

GVIT Strong GVIT Mid Cap Growth Fund: Class I                             0.90%          0.27%         0.00%            1.17%

GVIT Turner GVIT Growth Focus Fund: Class I                               0.85%          0.43%         0.00%            1.28%

Janus Aspen Series - Capital Appreciation Portfolio: Service Shares       0.65%          0.01%         0.25%            0.91%

Janus Aspen Series - Global Technology Portfolio: Service Shares          0.65%          0.05%         0.25%            0.95%

Janus Aspen Series - International Growth Portfolio: Service Shares       0.65%          0.06%         0.25%            0.96%

Neuberger Berman AMT Guardian Portfolio                                   0.85%          0.14%         0.00%            0.99%

Neuberger Berman AMT Mid-Cap Growth Portfolio                             0.84%          0.07%         0.00%            0.91%

Neuberger Berman AMT Partners Portfolio                                   0.82%          0.05%         0.00%            0.87%

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth        0.64%          0.04%         0.00%            0.68%
Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Capital                  0.64%          0.04%         0.00%            0.68%
Appreciation Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Global Securities        0.64%          0.06%         0.00%            0.70%
Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth       0.68%          0.05%         0.00%            0.73%
& Income Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.                                          0.75%          0.35%         0.00%            1.10%

The Universal Institutional Funds, Inc. - Emerging Markets Debt           0.80%          0.37%         0.00%            1.17%
Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio        0.41%          0.64%         0.00%            1.05%

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio      0.75%          0.35%         0.00%            1.10%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund       1.00%          0.28%         0.00%            1.28%

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund            1.00%          0.15%         0.00%            1.15%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)


------------------------------------------------------------------------------------------------------------------------------------
                                                                        Management        Other         12b-1      Total Underlying
                                                                           Fees         Expenses        Fees         Mutual Fund
                                                                                                                       Expenses
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II: Primary       0.60%          0.40%         0.25%           1.25%
Shares

GVIT Gartmore GVIT Investor Destinations Conservative Fund                 0.13%          0.43%         0.25%           0.81%

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund      0.13%          0.42%         0.25%           0.80%

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund        0.13%          0.26%         0.25%           0.64%

GVIT Gartmore GVIT Investor Destinations Aggressive Fund                   0.13%          0.29%         0.25%           0.67%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class I                        0.90%          0.41%         0.00%           1.31%

GVIT Nationwide GVIT Strategic Value Fund: Class I                         0.90%          0.34%         0.00%           1.24%

Strong Opportunity Fund II, Inc.                                           0.75%          0.65%         0.00%           1.40%

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio         0.75%          0.64%         0.00%           1.39%


------------------------------------------------------------------------------------------------------------------------------------
                                                                        Management        Other         12b-1      Total Underlying
                                                                           Fees         Expenses        Fees         Mutual Fund
                                                                                                                       Expenses
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio       0.80%          0.35%         0.00%           1.15%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund        1.00%          0.30%         0.00%           1.30%

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund             1.00%          0.18%         0.00%           1.18%

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on two insureds. Nationwide pays the death proceeds on the death of the last surviving insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account. The cash surrender value equals the policy's cash value, determined the next business date after the date Nationwide receives a proper written request for surrender and the policy (or a lost policy form), minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PREMIUMS

The initial premium is shown on the policy data page. Additional premium payments may be made at any time while the policy is in force. Each premium payment must be at least $50.

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:

-    Estate Protection;

-    Maturity Extension for Cash Value Endorsement (not available in New York);

-    Maturity Extension for Specified Amount Endorsement (not available in New
     York); and

-    Policy Split Option.

These riders are not available in the State of New Jersey.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods in accordance with applicable law and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers a wide array of investment products, including variable annuity and variable life insurance products. Each of these products has different charges, benefit features and underlying investment options. Investors are encouraged to compare and contrast the costs and benefits of the policies against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the investor's particular investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on December 3, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may, upon written request, transfer all sub-account cash values to the fixed account. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer. Nationwide will not assess a charge for this transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1) shares of a current underlying mutual fund option are no longer available for investment; or

2)   further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Purchase payments will be allocated to the fixed account by election of the contract owner.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. The general account is not subject to the same laws as the variable account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. Current rates will be set at the beginning of each calendar quarter. The guaranteed rate for any purchase payment will be effective for not less than 3 months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. At policy issuance, the policy owner selects the premium and specified amount, which consists of basic coverage and supplemental coverage, if any. The proportion of supplemental coverage is irrevocable. A policy owner can apply to increase or decrease the specified amount no more than once per policy year.

The minimum specified amount is $100,000. Supplemental coverage cannot exceed 90% of the specified amount.

upplemental coverage differs from basic coverage in several respects:

     1) supplemental coverage has lower cost of insurance rates, on a current basis;

     2)   supplemental coverage has no surrender charges; and

     3) supplemental coverage has no monthly per unit charge, on a current basis.

Supplemental coverage is not available for policies issued in the State of New York or New Jersey.

Policies may be issued to insureds at ages consistent with Nationwide's underwriting guidelines. Before issuing any policy, Nationwide requires satisfactory evidence of insurability which may include medical examinations.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while both insureds are still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

     - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

DEATH BENEFIT GUARANTEES

Lifetime Guaranteed Policy Continuation

The policy will not lapse if cumulative premiums, less any indebtedness and partial withdrawals are greater than or equal to cumulative Lifetime Guaranteed Policy Continuation premiums (see "Grace Period").

Limited Guaranteed Policy Continuation

The policy will not lapse during the Limited Guaranteed Policy Continuation period if cumulative premiums, less any indebtedness and partial withdrawals, are greater than or equal to cumulative Limited Guaranteed Policy Continuation premiums. The Limited Guaranteed Policy Continuation period runs from the policy issue date to the policy anniversary on or next following the younger insured's 75th birthday (see "Grace Period").

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                       -  Independence Day
-  Martin Luther King, Jr. Day          -  Labor Day
-  Presidents' Day                      -  Thanksgiving
-  Good Friday                          -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. The sales load is guaranteed never to exceed 1.5% of each premium payment. The sales load is 1.5% for policy years 1 through 10 and 0.5% thereafter.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

TAX EXPENSE CHARGES

A charge equal to 3.5% is deducted from all premium payments when the premium payment is received in order to compensate Nationwide for certain administrative expenses which are incurred by Nationwide for taxes, which include premium or other taxes, imposed by various state and local jurisdictions, as well as federal taxes imposed under Section 848 of the Internal Revenue Code. These tax expenses to Nationwide consist of two components:

     1)   a tax rate of 2.25% for state and local premium or other taxes; and

     2)   a tax rate of 1.25% for federal taxes.

The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first 9 policy years. The charge is deducted proportionally from the cash value in each sub-account and the fixed account.

The maximum surrender charge varies by the issue ages, sexes, and underwriting classifications of the insureds and is calculated based on the initial basic coverage on the policy date.

The following table illustrates the maximum surrender charge per $1,000 of initial basic coverage for policies which are issued on a male non-tobacco preferred and a female non-tobacco other than preferred basis (see "Appendix B:
Illustrations of Cash Values, Cash Surrender Values, and Death Benefits" for specific examples) based on $1 million specified amount.

               MAXIMUM SURRENDER CHARGES
------------------------------------------------------
                             PER $1,000 OF INITIAL
        ISSUE AGES               BASIC COVERAGE
------------------------------------------------------
          35/35                       $5.41
          45/45                       $8.40
          55/55                      $11.19
          65/65                      $15.64
          75/75                      $22.95

The surrender charge is comprised of two components:

     -    an underwriting component; and

     -    a sales component.

The underwriting component varies by average issue age in the following manner:

                 UNDERWRITING COMPONENT
--------------------------------------------------------
                           PER $1,000 OF INITIAL BASIC
                                     COVERAGE
    AVERAGE ISSUE AGE
--------------------------------------------------------
     Age 0 Through 39                $4.00
    Age 40 Through 49                $6.00
    Age 50 Through 59                $7.00
    Age 60 Through 85                $8.00

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

     -    processing applications;

     -    conducting medical exams;

     -    determining insurability and the insureds' underwriting class; and

     -    establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. The purpose of the sales component is to reimburse Nationwide for some of the expenses incurred in the distribution of the policies.

In no event will this component exceed 23.75% of the lesser of the SEC Guideline Level Premium required in the first year or the premiums actually paid in the first year.

The following table illustrates the maximum sales surrender charge per $1,000 of initial basic coverage based on a policy issued on a male non-tobacco preferred and a female non-tobacco other than preferred basis.

                MAXIMUM SALES COMPONENT
------------------------------------------------------
                        PER $1,000 OF INITIAL BASIC
     ISSUE AGES                  COVERAGE
------------------------------------------------------
        35/35                      $1.41
        45/45                      $2.40
        55/55                      $4.19
        65/65                      $7.64
        75/75                     $14.95

Nationwide does not expect to profit from the surrender charge. The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are born by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on the maximum surrender charges.

The surrender charge does not apply to decreases in specified amount. Reductions to Surrender Charges

Surrender charges are reduced in subsequent policy years as follows:

----------------------------------------------------
   POLICY YEAR(S)            PERCENTAGE OF
                            SURRENDER CHARGE
----------------------------------------------------
         1                       100%
         2                       100%
         3                        90%
         4                        80%
         5                        70%
         6                        60%
         7                        50%
         8                        40%
         9                        30%
    10 and After                  0%

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge reflects the anticipated mortality of both insureds and the fact that the death benefit is not payable until the death of the last surviving insured.

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value, as calculated at the beginning of each policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts a monthly administrative expense charge proportionately from the cash value in each sub-account and the fixed account. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge.

This charge is the sum of the per policy charge and the per $1,000 basic coverage. The per policy charge is equal to:

-    $10 per month in the first policy year;

- $5 per month in policy years 2 through 20 if the specified amount is equal to or greater than $150,000;

- $3 per month in policy years 2 through 20 if the specified amount is less than $150,000; and

-    $0 per month in policy years 21 and after.

The per $1,000 basic coverage charge is determined for the first 3 policy years. This monthly charge is derived as the sum of the charges for both insureds per the following table:

--------------------------------------------------------
 ISSUE AGE OF THE     CURRENT FEE PER   GUARANTEED FEE
  YOUNGER INSURED        $1,000 OF       PER $1,000 OF
                       INITIAL BASIC     INITIAL BASIC
                         COVERAGE          COVERAGE
--------------------------------------------------------
        21                 $0.06             $0.10
        22                 $0.06             $0.10
        23                 $0.06             $0.10
        24                 $0.06             $0.10
        25                 $0.06             $0.10
        26                 $0.06             $0.11
        27                 $0.06             $0.12
        28                 $0.06             $0.13
        29                 $0.06             $0.14
        30                 $0.08             $0.15
        31                 $0.10             $0.16
        32                 $0.10             $0.16
        33                 $0.11             $0.16
        34                 $0.11             $0.16
        35                 $0.11             $0.16
        36                 $0.12             $0.16
        37                 $0.13             $0.16
        38                 $0.14             $0.16
        39                 $0.15             $0.17
        40                 $0.16             $0.18
        41                 $0.16             $0.18
        42                 $0.16             $0.18
        43                 $0.16             $0.18
        44                 $0.16             $0.18
        45                 $0.16             $0.18
        46                 $0.17             $0.19
        47                 $0.18             $0.20
        48                 $0.19             $0.21
        49                 $0.20             $0.22
        50                 $0.20             $0.23
        51                 $0.21             $0.24
        52                 $0.21             $0.25
        53                 $0.22             $0.26
        54                 $0.22             $0.27
        55                 $0.23             $0.28
        56                 $0.23             $0.29
        57                 $0.24             $0.30
        58                 $0.24             $0.31
        59                 $0.25             $0.32
        60                 $0.25             $0.33
        61                 $0.25             $0.34
        62                 $0.25             $0.35
        63                 $0.25             $0.36
        64                 $0.25             $0.37
        65                 $0.25             $0.38
        66                 $0.25             $0.39

--------------------------------------------------------
 ISSUE AGE OF THE     CURRENT FEE PER   GUARANTEED FEE
  YOUNGER INSURED        $1,000 OF       PER $1,000 OF
                       INITIAL BASIC     INITIAL BASIC
                         COVERAGE          COVERAGE
--------------------------------------------------------
        67                 $0.25             $0.40
        68                 $0.25             $0.40
        69                 $0.25             $0.40
        70                 $0.25             $0.40
        71                 $0.25             $0.40
        72                 $0.25             $0.40
        73                 $0.25             $0.40
        74                 $0.25             $0.40
        75                 $0.25             $0.40
        76                 $0.25             $0.40
        77                 $0.25             $0.40
        78                 $0.25             $0.40
        79                 $0.25             $0.40
        80                 $0.25             $0.40
        81                 $0.25             $0.40
        82                 $0.25             $0.40
        83                 $0.25             $0.40
        84                 $0.25             $0.40
        85                 $0.25             $0.40


The maximum monthly charge is $750. The per $1,000 of basic coverage charge is $0 after the third policy year, unless there is an increase in the specified amount.

If, at any time, there is an increase in specified amount, the per $1,000 basic coverage charge will be assessed based on the amount of the specified amount increase and the age of the younger insured at the time of the increase. The per $1,000 basic coverage charge assessed as a result of the specified amount increase will be assessed for 3 policy years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a monthly basis. Mortality and expense risk deductions will be charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The mortality and expense risk charge is charged on a daily basis and is equivalent to the following:

---------------------------------------------------------------
VARIABLE ACCOUNT   MORTALITY AND         MORTALITY AND
VALUE              EXPENSE RISK CHARGE   EXPENSE RISK CHARGE
                   - YEARS 1 THROUGH 15  - YEARS 16 AND AFTER
---------------------------------------------------------------
Less than $25,000         0.60%                 0.60%
   $25,000 to             0.30%                 0.10%
    $249,999
$250,000 or more          0.10%                 0.10%

Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

These charges are all guaranteed. Nationwide may realize a profit from this charge.

FEDERAL INCOME TAX

No charge is assessed to policy owners for federal income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, or sponsored arrangements made available by Nationwide, including employees of Nationwide and their families.

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

     -    the number of insureds;

     -    the total premium expected to be paid;

     -    total assets under management for the policy owner;

     -    the nature of the relationship among individual insureds;

     -    the purpose for which the policies are being purchased;

     -    the expected persistency of individual policies; and

     - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while either insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     1)   the minimum partial surrender is $200;

     2) in order to preserve the amount of coverage initially purchased, a partial surrender may not cause the total specified amount to be reduced below the specified amount indicated on the initial application;

     3) the maximum amount of a partial surrender is the cash surrender value less the greater of $500 or three monthly deductions; and

     4) after the partial surrender, the policy continues to qualify as life insurance.

Nationwide reserves the right to limit the number of partial surrenders to one in each policy year.

When a partial surrender is made, the cash value is reduced by the amount of the partial surrender. Also, under death benefit Option 1, the specified amount is reduced by the amount of the partial surrender. The basic and supplemental specified amounts are reduced proportionally.

Partial surrenders will be first deducted from the values in the sub-accounts. Partial surrenders will be deducted from the fixed account when the amount requested exceeds the value available in the sub-accounts.

Nationwide reserves the right to deduct a fee for each partial surrender. The fee will not be more than the lesser of $25 or 2% of the amount of the partial surrender. Currently, Nationwide does not deduct this fee.

Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation period plus any net premium applied since the previous valuation period, minus any partial surrenders plus or minus any investment results, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While either insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while either insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner dies before both insureds, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while either insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases an insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives both insureds, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Any approved change will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the application for the change. Basic and supplemental coverage will change proportionally.

Nationwide reserves the right to limit the number of specified amount changes to one each policy year.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

1)   satisfactory evidence of insurability must be provided for both insureds;

2)   the increase must be for a minimum of $10,000; and

3)   age limits are the same as for a new issue.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any such decrease will reduce insurance in the following order:

1)   against insurance provided by the most recent increase;

2)   against the next most recent increases successively; and

3)   against insurance provided under the original application.

Nationwide will refuse a request for a decrease which would:

1)   reduce the specified amount to less than the minimum issue amount;

2)   disqualify the policy as a contract for life insurance; or

3)   result in both:

     a)   a negative guideline single premium; and

     b) an aggregate guideline level premium that would be negative at any time prior to the maturity of the policy.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to a sub-account on the application are allocated to the GVIT Gartmore GVIT Money Market Fund: Class I during the period a policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of this period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) where:

a)   is the sum of:

     1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Nationwide does not currently assess any charge for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. Nationwide reserves the right to assess a charge for such taxes if Nationwide determines that such taxes will be incurred.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3.0%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

     - transfers between the fixed account and the variable account may not be made in the first policy year;

     - transfers between the fixed account and the variable account may be made once per policy year;

     -    transfers among sub-accounts may be made once per valuation period;

     - Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the cash value in the fixed account. Policy owners who have entered into Dollar Cost Averaging agreements with Nationwide may transfer under the terms of that agreement; and

     - Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of the cash value.

The policy owner's cash value in each sub-account will be determined as of the date Nationwide receives the transfer request in good order.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

If Nationwide determines that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

     -    10 days after receiving the policy;

     -    45 days after signing the application; or

     -    10 days after Nationwide delivers a Notice of Right to Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within 7 days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value, less any surrender charges. The cash value less surrender charge is determined as of the loan date. Nationwide will not grant a loan for an amount less than $1,000. The minimum loan amount may vary by state. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

LOAN INTEREST

The annual effective loan interest rate charged on policy loans is 3.9%.

On a current basis, cash value in the policy loan account is credited with an annual effective rate of 3% during policy years 1 through 10 and an annual effective rate of 3.9% during the 11(th) and subsequent policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the rate is guaranteed never to be lower than 3% during policy years 1 through 10 and 3.65% during the 11(th) and subsequent policy years.

Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law if it is determined that such loans will be treated, as a result of the difference between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers the more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. Earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While either insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, GVIT Federated GVIT High Income Bond Fund: Class I, Fidelity VIP High Income Portfolio, GVIT Gartmore GVIT Government Bond Fund: Class I, and the GVIT Gartmore GVIT Money Market Fund: Class I.

The minimum monthly transfer is $100. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

ENHANCED DOLLAR COST AVERAGING

Similar to Dollar Cost Averaging, Enhanced Dollar Cost Averaging ("Enhanced DCA") is a one-year transfer program that allows you to make regular investments over time. It involves the automatic transfer of a specified amount from a fixed account into the variable sub-accounts. Only the initial premium payment and any subsequent 1035 exchanges may be allocated to the Enhanced DCA Fixed Account. The fixed account for the Enhanced DCA will have a set rate of return on the amount in the account. Nationwide will set rates of return each quarter. This rate of return will apply for one year to all premiums allocated to the Enhanced DCA Account in that quarter. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss. This program is not available in the State of New York.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers unit either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account will be 1/11(th) of the Enhanced DCA Fixed Account value one month after issue, 1/10(th) at the end of the 2(nd) month, 1/9(th) at the end of the 3(rd) month and so on.

Nationwide reserves the right to stop establishing new Enhanced DCA programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects premium and the specified amount, which consists of the basic coverage and the supplemental coverage, if any (see "Underwriting and Issuance").

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner chooses one of three death benefit options. For changes of death benefit options please refer to "Changes in the Death Benefit Option" later in this prospectus.

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value (see below). Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance, and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations in Appendix B.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value. Under Option 2, the amount of the death benefit will vary directly with the investment performance.

OPTION 3. The death benefit will be the greater of (a) and (b) where:

     (a) is the specified amount plus the returnable accumulated premium amount, but not to exceed the maximal accumulated premium (identified at issue); and

     (b)  is the applicable percentage of cash value.

The returnable accumulated premium is equal to all premium payments accumulated to the date of the death of the last insured, less any partial surrenders and loans outstanding. The accumulations will be calculated based on the Option 3 interest rate which is identified at issue.

The term "applicable percentage" means the percentage shown in the "Applicable Percentage of Cash Value Table." The applicable percentage depends on whether the policy owner elected the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. The following tables illustrate applicable percentages:

GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE

----------------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
----------------------------------------------
        0-40                250%
         41                 243%
         42                 236%
         43                 229%
         44                 222%
         45                 215%
         46                 209%
         47                 203%
         48                 197%
         49                 191%
         50                 185%
         51                 178%
         52                 171%
         53                 164%
         54                 157%
         55                 150%
         56                 146%
         57                 142%
         58                 138%
         59                 134%
         60                 130%
         61                 128%
         62                 126%
         63                 124%
         64                 122%
         65                 120%
         66                 119%
         67                 118%
         68                 117%
         69                 116%
         70                 115%
         71                 113%
         72                 111%
         73                 109%
         74                 107%
         75                 105%
         76                 105%
         77                 105%
         78                 105%
         79                 105%

----------------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
----------------------------------------------
         80                 105%
         81                 105%
         82                 105%
         83                 105%
         84                 105%
         85                 105%
         86                 105%
         87                 105%
         88                 105%
         89                 105%
         90                 105%
         91                 104%
         92                 103%
         93                 102%
         94                 101%
         95                 101%
         96                 101%
         97                 101%
         98                 101%
         99                 101%
        100                 100%


CASH VALUE ACCUMULATION TEST

The Cash Value Accumulation Test also requires the death benefit to exceed an applicable percentage of the cash value. These applicable percentages are the inverses of net single premiums based on an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. These premiums vary with the ages, sexes, and risk classifications of the insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55 and a female non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
         1                  302%
         2                  290%
         3                  279%
         4                  269%
         5                  259%
         6                  249%
         7                  240%
         8                  231%
         9                  223%
         10                 215%
         11                 207%
         12                 200%
         13                 193%
         14                 186%
         15                 180%
         16                 174%
         17                 169%
         18                 164%
         19                 159%
         20                 154%
         21                 150%
         22                 146%
         23                 142%
         24                 139%
         25                 136%
         26                 133%
         27                 130%
         28                 127%
         29                 125%
         30                 123%
         31                 121%
         32                 119%
         33                 118%
         34                 116%
         35                 115%
         36                 113%
         37                 112%
         38                 111%
         39                 110%
         40                 108%
         41                 107%
         42                 106%
         43                 104%
         44                 103%
         45                 102%

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may change the death benefit option. If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Basic coverage and supplemental coverage will be decreased proportionally. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value. Basic coverage and supplemental coverage will be increased proportionally.

Evidence of insurability is not required for a change from Option 1 to Option 2. Nationwide reserves the right to require evidence of insurability for a change from Option 2 to Option 1.

Nationwide also permits changes from Option 3 to Option 1 or Option 3 to Option
2. Nationwide reserves the right to require evidence of insurability for such changes.

The effective date of the change will be the monthly anniversary date on or next following the date Nationwide approves the request for change. Only one change of option is permitted per policy year. A change in death benefit option will not be permitted if the change results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the IRS to qualify the policy as a life insurance contract.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the death of the last surviving insured will be the death benefit as described above, less any policy indebtedness, and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the lifetimes of both insureds for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the lifetimes of both insureds for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of either insured has been misstated, the affected benefits will be adjusted by the ratio of the last monthly cost of insurance deducted to the monthly cost of insurance that would have been deducted based on the true age and sex of each insured.

SUICIDE

If either insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness, and less any partial surrenders. If either insured dies by suicide, while sane or insane, within 2 years from the date Nationwide accepts an application for an increase in the specified amount, Nationwide will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the younger insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may at any time upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one time election to transfer all sub-account cash values to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD

GRACE PERIOD WITHOUT DEATH BENEFIT GUARANTEES

If the surrender value on a monthly anniversary date is not sufficient to cover the current monthly deduction, and no death benefit guarantee is in effect, a grace period will be allowed for the payment of a premium of at least 4 times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period at the last known address stating the amount of premium required to keep the policy from lapsing.

The grace period will end 61 days after the later of the day Nationwide mails the notice or the monthly anniversary date when the surrender value was insufficient. If the required amount is not paid by the end of the grace period, this policy will terminate without value. Nationwide will pay the death proceeds if the death proceeds become payable during the grace period.

LIFETIME GUARANTEED POLICY CONTINUATION

The policy will not lapse if on each monthly anniversary date, (1) is greater than or equal to (2), where:

     1) is the sum of all premiums paid to date less any indebtedness and less any previous partial surrenders; and

     2) is the sum of the Lifetime Guaranteed Policy Continuation premiums due since the policy date including such premium for the current monthly anniversary date.

The Lifetime Guaranteed Policy Continuation will be permanently lost when premium payments fall below those required premiums needed to maintain this benefit, unless sufficient premiums are paid within a 61 day grace period. Payment of enough premium to make (1) greater than or equal to (2) restores the benefit. Any increase or decrease in specified amount would increase or decrease the minimum guaranteed amount, respectively.

The Lifetime Guaranteed Policy Continuation premium is shown on the policy data page.

LIMITED GUARANTEED POLICY CONTINUATION

During the Limited Guaranteed Policy Continuation period, the policy will not lapse if on each monthly anniversary date (1) is greater than or equal to (2) where:

     1) is the sum of all premiums paid to date, less any indebtedness and less any previous partial surrenders; and

     2) is the sum of the Limited Guaranteed Policy Continuation premiums due since the policy date including such premium for the current monthly anniversary date.

The sum of the Limited Policy Continuation Premiums (LPCP) will be calculated monthly.

Two different premium levels are used in the Limited Policy Continuation Guaranteed Period. These premiums are the Initial Policy Continuation Premium (applicable in years 1-3) and the Long-term Policy Continuation Premium (applicable in years 4 and later). At the beginning of each month in the first three policy years, the sum of LPCP will increase 1/12 of the Initial Policy Continuation Premium. At the beginning of each month in the fourth or later policy years, the sum of LPCP will increase by 1/12 of the Long-term Policy Continuation Premium.

The cash surrender value will be calculated on a daily basis to determine if such value falls to $0 or below. The policy owner may pay premiums at any time to satisfy the terms of the provision. This means that the guarantee is not lost if on any policy month anniversary (1) is less than (2). The guarantee would not be in effect at that time, but could be reinstated if the policyowner paid sufficient premium so that (1) was greater than or equal to (2).

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy lapses. The policy owner may reinstate the policy provided both insureds are alive on the date of reinstatement by:

     1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2) providing evidence of insurability of both insureds satisfactory to Nationwide;

     3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

     4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     1)   the cash value at the end of the grace period; or

     2) the surrender charge for the policy year in which the policy was reinstated.

Unless the policy owner has provided otherwise, all amounts will be allocated based on the underlying mutual fund allocation factors in effect at the start of the grace period.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.
If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

When the last surviving insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision. A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

TAXATION OF POLICY SPLIT OPTION RIDER

The Policy Split Option Rider permits a policy to be split into two other single life insurance contracts upon the occurrence of a divorce of the joint insureds or certain other changes in federal estate tax.

A policy split could have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 of the Internal Revenue Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. Additionally, it is not clear whether, in all circumstances, the resulting individual policies would be treated as life insurance policies for federal income tax purposes and, if so treated, whether the individual policies would be classified as modified endowment contracts. Before the policy owner exercises rights provided by the Policy Split Option Rider, it is important that a tax adviser be consulted regarding the possible consequences of a policy split.

DESCRIPTION OF CASH VALUE ACCUMULATION TEST AND GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The Cash Value Accumulation Test generally requires that under the terms of a life insurance policy, the death benefit must be sufficient so that the cash surrender value, as defined in Section 7702(f)(2), does not at any time exceed the net single premium required to fund the future benefits under the policy. The net single premium under the policy will vary according to the age, sex and underwriting classification of the insureds.

Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the account value at all times. A table containing the applicable percentage of cash value can be found in the "How the Death Benefit Varies" section.

The Guideline Premium/Cash Value Corridor Test requires that the sum of the premiums paid into the policy does not at any time exceed the guideline premium limitation. Additionally, a minimum corridor of death benefit in relation to account value must be maintained.

Policy owners who elect this test are given the option of electing either an Option 1, Option 2 or Option 3 death benefit. Please refer to "How the Death Benefit Varies" for a detailed explanation.

The policy owners must make the election of death benefit qualification tests on the application. Once elected, the death benefit qualification test cannot be changed for the duration of the policy. If no option is designated, the Guideline Premium/Cash Value Corridor Test with an Option 1 death benefit will be assumed by Nationwide to have been selected.

Regardless of which test is selected, Nationwide will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under
Section 101 of the Internal Revenue Code.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, beneficiary or other person receiving any benefit or interest from the policy that is not both a resident and a citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and you should consult your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris (Norris) that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Ohio Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Ohio Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Ohio Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Ohio Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Nationwide VLI Separate Account-4 and Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

Nationwide has filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to the policy for additional information.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

-   Nationwide VLI Separate Account-2;
-   Nationwide VLI Separate Account-3;
-   Nationwide VLI Separate Account-4;
-   Nationwide Multi-Flex Variable Account;
-   Nationwide Variable Account;
-   Nationwide Variable Account-II;
-   Nationwide Variable Account-5;
-   Nationwide Variable Account-6;
-   Nationwide Variable Account-7;
-   Nationwide Variable Account-8;
-   Nationwide Variable Account-9;
-   Nationwide Variable Account-10;
-   Nationwide VA Separate Account-A;
-   Nationwide VA Separate Account-B;
-   Nationwide VA Separate Account-C;

-   Nationwide VL Separate Account-A;
-   Nationwide VL Separate Account-B;
-   Nationwide VL Separate Account-C; and
-   Nationwide VL Separate Account-D.

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 4% of actual premium payment, and will not exceed 2% in policy years 11 and thereafter.

No underwriting commissions have been paid by Nationwide to NISC.

NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

The following is a list of Directors and Officers of NISC.

Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Mark A. Thresher, Director and Senior Vice President and Treasurer
Duane C. Meek, President
Robert A. Oakley, Executive Vice President-Chief Financial Officer
Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer Barbara J. Shane, Vice President-Compliance Officer
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and
   Assistant Treasurer
Glenn W. Soden, Associate Vice President and Secretary
John F. Delaloye, Assistant Secretary
E. Gary Berndt, Assistant Treasurer
Terry C. Smetzer, Assistant Treasurer

The business address of the Directors and Officers listed above is One Nationwide Plaza, Columbus, Ohio 43215.

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:
     -    Nationwide Variable Account;
     -    Nationwide Variable Account-II;
     -    Nationwide Variable Account-3;
     -    Nationwide Variable Account-4;
     -    Nationwide Variable Account-5;
     -    Nationwide Variable Account-6;
     -    Nationwide Variable Account-7;
     -    Nationwide Variable Account-8;
     -    Nationwide Variable Account-9;
     -    Nationwide Variable Account-10;
     -    Nationwide Variable Account-11;
     -    MFS Variable Account;
     -    Nationwide Multi-Flex Variable Account;
     -    Nationwide VLI Separate Account;
     -    Nationwide VLI Separate Account-2;
     -    Nationwide VLI Separate Account-3;
     -    Nationwide VLI Separate Account-4; and
     -    Nationwide VLI Separate Account-5.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance

Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers. Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. The business address of the directors and officers listed below is One Nationwide Plaza, Columbus, Ohio 43215.

W. G. JURGENSEN has been Chief Executive Officer of Nationwide since August 2000, Chief Executive Officer-Elect from May to August 2000 and a Director of Nationwide since May 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to 2000. Mr. Jurgensen was Executive Vice President of First Chicago NBD Corporation and Chairman of FCC National Bank from 1996 to 1998. Mr. Jurgensen has been with Nationwide for 2 years.


JOSEPH J. GASPER has been President and Chief Operating Officer and a Director of Nationwide since April 1996. Previously, he was Executive Vice President-Property and Casualty Operations of Nationwide from April 1995 to April 1996. He was Senior Vice President-Property and Casualty Operations of Nationwide from September 1993 to April 1995. Prior to that time, Mr. Gasper held various management positions with the Nationwide companies. Mr. Gasper has been with Nationwide for 35 years.

GALEN R. BARNES has been a Director of Nationwide since May 2001. He served as President of Nationwide Insurance Enterprise from April 1996 to April 1999. He was Director and Vice Chairman of the Wausau Insurance Companies, a Nationwide affiliate, from September 1996 to December 1998; and Director, President and Chief Operating Officer from May 1993 to September 1996. Mr. Barnes was Senior Vice President of Nationwide from May 1993 to April 1996. Prior to that time, Mr. Barnes held several positions within Nationwide. Mr. Barnes has been with Nationwide for 25 years.

RICHARD D. HEADLEY has been Executive Vice President of Nationwide since July 2000. Previously, he was Executive Vice President-Chief Information Technology Officer of Nationwide from August 1999 to August 2000, and Senior Vice President-Chief Information Technology Officer of Nationwide from October 1997 to May 1999. Prior to that time, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. Mr. Headley has been with Nationwide for 4 years.

MICHAEL S. HELFER has been Executive Vice President-Corporate Strategy of Nationwide since August 2000. He has been a Director of Nationwide since May 2001. Prior to that time, Mr. Helfer was a partner with Wilmer, Cutler and Pickering from 1978 to October 2000. Mr. Helfer has been with Nationwide for 2 years.

DONNA A. JAMES has been Executive Vice President-Chief Administrative Officer of Nationwide since July 2000 and a Director of Nationwide since May 2001. Ms. James was Senior Vice President-Chief Human Resources Officer from May 1999 to July 2000 and Senior Vice President-Human Resources of Nationwide from December 1997 to May 1999. Previously, she was Vice President-Human Resources of Nationwide from July 1996 to December 1997. Previously, Ms. James was Vice President-Assistant to the CEO of Nationwide from March 1996 to July 1996 and Associate Vice President-Assistant to the CEO from May 1994 to March 1996. Prior to that time, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 20 years.

MICHAEL C. KELLER has been Executive Vice President-Chief Information Officer of Nationwide since June 2001. Prior to that time, Mr. Keller was Senior Vice President of Bank One from January 1998 to June 2001, and held various management positions with IBM from July 1982 to December 1997. Mr. Keller has been with Nationwide for 1 year.

ROBERT A. OAKLEY has been Executive Vice President-Chief Financial Officer of Nationwide since April 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Chief Financial Officer of Nationwide from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President-Chief Investment Officer of Nationwide since August 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Fixed Income Investments of Nationwide from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 37 years.

JOHN R. COOK, JR. has been Senior Vice President-Chief Communications Officer of Nationwide since May 1997. Previously, Mr. Cook was Senior Vice President-Chief Communications Officer of USAA from July 1989 to

May 1997. Mr. Cook has been with Nationwide for 5 years.

DAVID A. DIAMOND has been Senior Vice President-Corporate Strategy since December 2000. Previously, he was Senior Vice President-Corporate Controller of Nationwide from August 1999 to December 2000. He was Vice President-Controller of Nationwide from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 13 years.

PHILIP C. GATH has been Senior Vice President-Chief Actuary-Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President-Product
Manager-Individual Variable Annuity from July 1997 to May 1998, and Vice President-Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 33 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary of Nationwide since April 2000, and was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999. Ms. Hatler has been with Nationwide for 3 years.

DAVID K. HOLLINGSWORTH has been Senior Vice President-President Nationwide Insurance Sales since August 2001. Mr. Hollingsworth has been with Nationwide for 12 years.

DAVID R. JAHN has been Senior Vice President-Product Management since November 2000. Mr. Jahn has been with Nationwide for 30 years.

RICHARD A. KARAS has been Senior Vice President-Sales-Financial Services of Nationwide since March 1993. Previously, he was Vice President-Sales-Financial Services of Nationwide from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 37 years.

GREGORY S. LASHUTKA has been Senior Vice President-Corporate Relations of Nationwide since January 2000. Prior to that time, he was Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. Mr. Lashutka has been with Nationwide for 2 years.

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President-Fixed Income Securities since April 1998. Prior to joining Nationwide, he was Vice President-Managing Director of Massachusetts Life Insurance Company. Mr. McCausland has been with Nationwide for 5 years.

ROBERT H. MCNAGHTEN has been Senior Vice President-Real Estate Investments since November 2001. Prior to joining Nationwide in 1987 he was Executive Vice President with Buckeye Federal Savings & Loan. Mr. McNaghten has been with Nationwide for 15 years.

MICHAEL D. MILLER has been Senior Vice President-NI Finance since May 2001. Prior to joining Nationwide in 1985 he was P/C Accounting Manager with Celina Group. Mr. Miller has been with Nationwide for 17 years.

BRIAN W. NOCCO has been Senior Vice President and Treasurer of Nationwide since April 2001. Prior to that time, he was Executive Vice President of Imperial Bank and subsidiaries from May 1998 to June 2001. He was Senior Vice President-Chief Compliance Officer with The Chubb Corporation from 1994 to 1998 and Treasurer and Vice President-Finance of Continental Bank Corporation from 1986 to 1994. From 1974 to 1986 he held management positions in several companies. Mr. Nocco has been with Nationwide for 1 year.

MARK D. PHELAN has been Senior Vice President-Technology and Operations of Nationwide since December 2000. Prior to that time, he was Executive Vice President of Check Free Corporation from October 1992 to November 1997, Sales Vice President of AT&T Corporation from February 1982 to November 1992, and Operations Manager with IBM Corporation from April 1977 to February 1982. Mr. Phelan has been with Nationwide for 2 years.

DOUGLAS C. ROBINETTE has been Senior Vice President-Claims since November 2000. Prior to joining Nationwide, he was a CPA with KPMG LLP. Mr. Robinette has been with Nationwide for 15 years.

JOHN S. SKUBIK has been Senior Vice President-Strategic Initiatives since November 2001. Prior to joining Nationwide in 2001, Mr. Skubik was an Executive Vice President with Bank One.

MARK R. THRESHER has been Senior Vice President-Finance-Nationwide Financial since May 1999. Previously, he was Vice President-Controller of Nationwide from August 1996 to May 1999. He was Vice President and Treasurer of Nationwide from June 1996 to August 1996. Prior to that time, Mr. Thresher served as a partner with KPMG LLP from July 1988 to May 1996. Mr. Thresher has been with Nationwide for 6 years.

RICHARD M. WAGGONER has been Senior Vice President-Operations since August 1999. Mr. Waggoner has been with Nationwide for 18 years.

SUSAN A. WOLKEN has been Senior Vice President-Product Management and Nationwide Financial Marketing since May 1999. Previously, she was Senior Vice President-Life Company Operations of Nationwide from June 1997 to May 1999. She was Senior Vice President-Enterprise Administration of Nationwide from July 1996 to June 1997. Prior to that time, she was Senior Vice President-Human Resources of Nationwide from April 1995 to July 1996, Vice President-Human Resources of Nationwide from September 1993 to April 1995, and Vice President-Individual Life and Health Operations from September 1993 to April 1995. Ms. Wolken has been with Nationwide for 27 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL FUND:
     CLASS I
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I
     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS I
     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR NEW PREMIUM PAYMENTS ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: Investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO:  SERVICE CLASS
     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO:  SERVICE CLASS
     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:
     SERVICE CLASS (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002) Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST

Gartmore Variable Insurance Trust ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     COMSTOCK GVIT VALUE FUND: CLASS I
     Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, Van Kampen Asset Management Inc. seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT HIGH INCOME BOND FUND:
     CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND:
     CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND:
     CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS I
     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     J.P. MORGAN GVIT BALANCED FUND: CLASS I
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     MID CAP GROWTH PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The adviser selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     U.S. REAL ESTATE PORTFOLIO
     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the polices change with investment performance. The illustrations demonstrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different.

For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is not policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the variable account sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.63%. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all mutual fund options available under the policy as of December 31, 2000. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.94%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking into account the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.94%, 5.06% and 11.06%, respectively.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated. Death benefit Option 1 has been assumed in all the illustrations.

The illustrations reflect that Nationwide deducts a sales load as well as charges for state premium and federal taxes, from each premium payment. The illustrations reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. The illustrations also reflect that Nationwide deducts a monthly charge to assume mortality and expense risks. This mortality and expense risk charge is assessed at the beginning of each policy month and is calculated as a percentage of the assets of the variable account only.

Policy charges on policies issued for delivery in the State of New York will vary (see "Deductions and Charges") and thereby affect the illustrations.

The cash surrender values shown in the illustrations reflect that Nationwide will deduct a surrender charge from the policy's cash value for any policy surrendered in the first nine years.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insureds' age, sex, smoking classification, rating classification and premium payment requested.

               $12,150 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
          MALE: NON-TOBACCO PREFERRED, ISSUE AGE 55 FEMALE: NON-TOBACCO
                            PREFERRED, ISSUE AGE 55


                                                     OPTION 1 CURRENT VALUES

                                    0% HYPOTHETICAL                      6% HYPOTHETICAL                12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                                -----------------------              -----------------------         -----------------------
              PREMIUMS
             PAID PLUS                  CASH                                 CASH                               CASH
   POLICY     INTEREST      CASH        SURR        DEATH        CASH        SURR      DEATH        CASH        SURR        DEATH
     YEAR        AT 5%     VALUE       VALUE      BENEFIT       VALUE       VALUE    BENEFIT       VALUE       VALUE      BENEFIT
     ----        -----     -----       -----      -------       -----       -----    -------       -----       -----      -------
        1     12,758       8,458          -    1,000,000       9,046           -    1,000,000       9,636           -    1,000,000
        2     26,153      16,728      6,843    1,000,000      18,429       8,544    1,000,000      20,203      10,318    1,000,000
        3     40,218      24,736     15,839    1,000,000      28,091      19,194    1,000,000      31,730      22,833    1,000,000
        4     54,986      35,219     27,311    1,000,000      40,864      32,956    1,000,000      47,222      39,313    1,000,000
        5     70,493      45,373     38,453    1,000,000      54,034      47,114    1,000,000      64,153      57,233    1,000,000
        6     86,775      55,162     49,231    1,000,000      67,579      61,648    1,000,000      82,640      76,709    1,000,000
        7    103,872      64,539     59,596    1,000,000      81,468      76,526    1,000,000     102,801      97,859    1,000,000
        8    121,823      73,439     69,484    1,000,000      95,652      91,698    1,000,000     124,756     120,801    1,000,000
        9    140,671      81,780     78,814    1,000,000     110,061     107,095    1,000,000     148,622     145,656    1,000,000
       10    160,462      89,471     89,471    1,000,000     124,617     124,617    1,000,000     174,530     174,530    1,000,000
       11    181,243      97,159     97,159    1,000,000     139,976     139,976    1,000,000     203,358     203,358    1,000,000
       12    203,063     104,722    104,722    1,000,000     156,054     156,054    1,000,000     235,295     235,295    1,000,000
       13    225,973     112,163    112,163    1,000,000     172,887     172,887    1,000,000     270,700     270,700    1,000,000
       14    250,030     119,482    119,482    1,000,000     190,514     190,514    1,000,000     310,018     310,018    1,000,000
       15    275,289     126,679    126,679    1,000,000     208,976     208,976    1,000,000     353,691     353,691    1,000,000
       16    301,810     133,978    133,978    1,000,000     228,724     228,724    1,000,000     402,690     402,690    1,000,000
       17    329,658     141,170    141,170    1,000,000     249,458     249,458    1,000,000     457,138     457,138    1,000,000
       18    358,899     148,256    148,256    1,000,000     271,232     271,232    1,000,000     517,655     517,655    1,000,000
       19    389,601     155,237    155,237    1,000,000     294,103     294,103    1,000,000     584,928     584,928    1,000,000
       20    421,839     162,112    162,112    1,000,000     318,129     318,129    1,000,000     659,726     659,726    1,000,000
       21    455,688     168,943    168,943    1,000,000     343,437     343,437    1,000,000     742,966     742,966    1,000,000
       22    491,230     175,252    175,252    1,000,000     369,699     369,699    1,000,000     835,434     835,434    1,000,000
       23    528,549     180,649    180,649    1,000,000     396,689     396,689    1,000,000     938,226     938,226    1,000,000
       24    567,734     184,951    184,951    1,000,000     424,358     424,358    1,000,000   1,052,443   1,052,443    1,105,065
       25    608,878     187,947    187,947    1,000,000     452,657     452,657    1,000,000   1,178,914   1,178,914    1,237,860
       26    652,080     189,386    189,386    1,000,000     481,536     481,536    1,000,000   1,318,919   1,318,919    1,384,864
       27    697,441     188,981    188,981    1,000,000     510,960     510,960    1,000,000   1,473,862   1,473,862    1,547,555
       28    745,071     186,399    186,399    1,000,000     540,903     540,903    1,000,000   1,645,283   1,645,283    1,727,547
       29    795,082     181,248    181,248    1,000,000     571,359     571,359    1,000,000   1,834,865   1,834,865    1,926,608
       30    847,594     173,048    173,048    1,000,000     602,343     602,343    1,000,000   2,044,443   2,044,443    2,146,665

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $12,150 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
          MALE: NON-TOBACCO PREFERRED, ISSUE AGE 55 FEMALE: NON-TOBACCO
                             PREFERRED, ISSUE AGE 55


                                                       OPTION 1 GUARANTEED VALUES

                                   0% HYPOTHETICAL                      6% HYPOTHETICAL                   12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                -----------------------              -----------------------           -----------------------
             PREMIUMS
            PAID PLUS                 CASH                                 CASH                                  CASH
   POLICY    INTEREST      CASH       SURR        DEATH        CASH        SURR        DEATH         CASH        SURR        DEATH
     YEAR       AT 5%     VALUE      VALUE      BENEFIT       VALUE       VALUE      BENEFIT        VALUE       VALUE      BENEFIT
     ----       -----     -----      -----      -------       -----       -----      -------        -----       -----      -------
        1      12,758     7,862          -    1,000,000       8,432           -    1,000,000        9,003           -    1,000,000
        2      26,153    15,547      5,661    1,000,000      17,173       7,288    1,000,000       18,871       8,986    1,000,000
        3      40,218    22,973     14,076    1,000,000      26,160      17,263    1,000,000       29,621      20,724    1,000,000
        4      54,986    33,477     25,569    1,000,000      38,841      30,933    1,000,000       44,888      36,980    1,000,000
        5      70,493    43,651     36,731    1,000,000      51,914      44,994    1,000,000       61,570      54,650    1,000,000
        6      86,775    53,460     47,528    1,000,000      65,358      59,427    1,000,000       79,779      73,848    1,000,000
        7     103,872    62,855     57,912    1,000,000      79,140      74,197    1,000,000       99,633      94,690    1,000,000
        8     121,823    71,773     67,819    1,000,000      93,210      89,256    1,000,000      121,244     117,290    1,000,000
        9     140,671    80,131     77,165    1,000,000     107,499     104,533    1,000,000      144,729     141,763    1,000,000
       10     160,462    87,838     87,838    1,000,000     121,926     121,926    1,000,000      170,211     170,211    1,000,000
       11     181,243    94,791     94,791    1,000,000     136,401     136,401    1,000,000      197,830     197,830    1,000,000
       12     203,063   100,885    100,885    1,000,000     150,828     150,828    1,000,000      227,752     227,752    1,000,000
       13     225,973   106,005    106,005    1,000,000     165,104     165,104    1,000,000      260,176     260,176    1,000,000
       14     250,030   110,022    110,022    1,000,000     179,111     179,111    1,000,000      295,388     295,388    1,000,000
       15     275,289   112,763    112,763    1,000,000     192,689     192,689    1,000,000      333,653     333,653    1,000,000
       16     301,810   114,181    114,181    1,000,000     205,994     205,994    1,000,000      375,729     375,729    1,000,000
       17     329,658   113,770    113,770    1,000,000     218,412     218,412    1,000,000      421,511     421,511    1,000,000
       18     358,899   111,099    111,099    1,000,000     229,559     229,559    1,000,000      471,370     471,370    1,000,000
       19     389,601   105,644    105,644    1,000,000     238,967     238,967    1,000,000      525,784     525,784    1,000,000
       20     421,839    96,804     96,804    1,000,000     246,103     246,103    1,000,000      585,413     585,413    1,000,000
       21     455,688    83,963     83,963    1,000,000     250,435     250,435    1,000,000      651,229     651,229    1,000,000
       22     491,230    66,305     66,305    1,000,000     251,240     251,240    1,000,000      724,426     724,426    1,000,000
       23     528,549    42,954     42,954    1,000,000     247,748     247,748    1,000,000      806,685     806,685    1,000,000
       24     567,734    12,825     12,825    1,000,000     238,998     238,998    1,000,000      900,246     900,246    1,000,000
       25     608,878       (*)        (*)          (*)     223,698     223,698    1,000,000    1,007,414   1,007,414    1,057,785
       26     652,080       (*)        (*)          (*)     200,059     200,059    1,000,000    1,126,065   1,126,065    1,182,368
       27     697,441       (*)        (*)          (*)     165,608     165,608    1,000,000    1,256,601   1,256,601    1,319,431
       28     745,071       (*)        (*)          (*)     116,908     116,908    1,000,000    1,400,025   1,400,025    1,470,026
       29     795,082       (*)        (*)          (*)      49,303      49,303    1,000,000    1,557,383   1,557,383    1,635,252
       30     847,594       (*)        (*)          (*)         (*)         (*)          (*)    1,729,769   1,729,769    1,816,258

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $14,000 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
          MALE: NON-TOBACCO PREFERRED, ISSUE AGE 55 FEMALE: NON-TOBACCO
                             PREFERRED, ISSUE AGE 55


                                                     OPTION 2 CURRENT VALUES

                                    0% HYPOTHETICAL                         6% HYPOTHETICAL                 12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
                                -----------------------                 -----------------------          -----------------------
              PREMIUMS
             PAID PLUS                  CASH                               CASH                                 CASH
   POLICY     INTEREST        CASH      SURR        DEATH        CASH      SURR        DEATH         CASH       SURR        DEATH
     YEAR        AT 5%       VALUE     VALUE      BENEFIT       VALUE     VALUE      BENEFIT        VALUE      VALUE      BENEFIT
     ----        -----       -----     -----      -------       -----     -----      -------        -----      -----      -------
        1       14,700      10,188         -    1,010,188      10,880       555    1,010,880       11,574      1,249    1,011,574
        2       30,135      20,160     9,835    1,020,160      22,175    11,850    1,022,175       24,275     13,950    1,024,275
        3       46,342      29,853    20,560    1,029,853      33,843    24,550    1,033,843       38,168     28,875    1,038,168
        4       63,359      41,991    33,731    1,041,991      48,706    40,446    1,048,706       56,264     48,004    1,056,264
        5       81,227      53,765    46,538    1,053,765      64,045    56,817    1,064,045       76,055     68,827    1,076,055
        6       99,988      65,132    58,937    1,065,132      79,834    73,639    1,079,834       97,668     91,473    1,097,668
        7      119,688      76,037    70,875    1,076,037      96,032    90,869    1,096,032      121,236    116,073    1,121,236
        8      140,372      86,404    82,274    1,086,404     112,574   108,444    1,112,574      146,878    142,748    1,146,878
        9      162,090      96,138    93,041    1,096,138     129,372   126,274    1,129,372      174,706    171,608    1,174,706
       10      184,895     105,130   105,130    1,105,130     146,315   146,315    1,146,315      204,828    204,828    1,204,828
       11      208,840     114,093   114,093    1,114,093     164,143   164,143    1,164,143      238,245    238,245    1,238,245
       12      233,982     122,888   122,888    1,122,888     182,749   182,749    1,182,749      275,178    275,178    1,275,178
       13      260,381     131,516   131,516    1,131,516     202,169   202,169    1,202,169      316,053    316,053    1,316,053
       14      288,100     139,978   139,978    1,139,978     222,439   222,439    1,222,439      361,298    361,298    1,361,298
       15      317,205     148,275   148,275    1,148,275     243,598   243,598    1,243,598      411,385    411,385    1,411,385
       16      347,765     156,674   156,674    1,156,674     266,170   266,170    1,266,170      467,313    467,313    1,467,313
       17      379,853     164,923   164,923    1,164,923     289,784   289,784    1,289,784      529,240    529,240    1,529,240
       18      413,546     173,022   173,022    1,173,022     314,491   314,491    1,314,491      597,814    597,814    1,597,814
       19      448,923     180,970   180,970    1,180,970     340,341   340,341    1,340,341      673,756    673,756    1,673,756
       20      486,070     188,770   188,770    1,188,770     367,390   367,390    1,367,390      757,862    757,862    1,757,862
       21      525,073     196,479   196,479    1,196,479     395,757   395,757    1,395,757      851,081    851,081    1,851,081
       22      566,027     203,531   203,531    1,203,531     424,919   424,919    1,424,919      953,796    953,796    1,953,796
       23      609,028     209,443   209,443    1,209,443     454,412   454,412    1,454,412    1,066,517  1,066,517    2,066,517
       24      654,179     213,983   213,983    1,213,983     483,998   483,998    1,483,998    1,190,069  1,190,069    2,190,069
       25      701,588     216,882   216,882    1,216,882     513,391   513,391    1,513,391    1,325,327  1,325,327    2,325,327
       26      751,368     217,833   217,833    1,217,833     542,247   542,247    1,542,247    1,473,214  1,473,214    2,473,214
       27      803,636     216,493   216,493    1,216,493     570,165   570,165    1,570,165    1,634,715  1,634,715    2,634,715
       28      858,518     212,484   212,484    1,212,484     596,683   596,683    1,596,683    1,810,879  1,810,879    2,810,879
       29      916,144     205,377   205,377    1,205,377     621,263   621,263    1,621,263    2,002,811  2,002,811    3,002,811
       30      976,651     194,689   194,689    1,194,689     643,278   643,278    1,643,278    2,211,674  2,211,674    3,211,674

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $14,000 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
          MALE: NON-TOBACCO PREFERRED, ISSUE AGE 55 FEMALE: NON-TOBACCO
                             PREFERRED, ISSUE AGE 55


                                                   OPTION 2 GUARANTEED VALUES

                                   0% HYPOTHETICAL                      6% HYPOTHETICAL                      12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
                                -----------------------             -----------------------              -----------------------
              PREMIUMS
             PAID PLUS                CASH                                 CASH                                  CASH
   POLICY     INTEREST      CASH      SURR        DEATH        CASH        SURR        DEATH         CASH        SURR        DEATH
     YEAR        AT 5%     VALUE     VALUE      BENEFIT       VALUE       VALUE      BENEFIT        VALUE       VALUE      BENEFIT
     ----        -----     -----     -----      -------       -----       -----      -------        -----       -----      -------
        1     14,700       9,593         -    1,009,593      10,266           -    1,010,266       10,941         616    1,010,941
        2     30,135      18,978     8,653    1,018,978      20,919      10,594    1,020,919       22,944      12,619    1,022,944
        3     46,342      28,090    18,797    1,028,090      31,913      22,620    1,031,913       36,060      26,768    1,036,060
        4     63,359      40,250    31,990    1,040,250      46,685      38,425    1,046,685       53,933      45,673    1,053,933
        5     81,227      52,045    44,817    1,052,045      61,929      54,702    1,061,929       73,475      66,248    1,073,475
        6     99,988      63,433    57,238    1,063,433      77,619      71,424    1,077,619       94,815      88,620    1,094,815
        7    119,688      74,359    69,196    1,074,359      93,713      88,550    1,093,713      118,079     112,917    1,118,079
        8    140,372      84,747    80,617    1,084,747     110,146     106,016    1,110,146      143,386     139,256    1,143,386
        9    162,090      94,501    91,404    1,094,501     126,829     123,732    1,126,829      170,843     167,746    1,170,843
       10    184,895     103,513   103,513    1,103,513     143,653     143,653    1,143,653      200,555     200,555    1,200,555
       11    208,840     111,661   111,661    1,111,661     160,491     160,491    1,160,491      232,623     232,623    1,232,623
       12    233,982     118,819   118,819    1,118,819     177,201     177,201    1,177,201      267,164     267,164    1,267,164
       13    260,381     124,852   124,852    1,124,852     193,626     193,626    1,193,626      304,346     304,346    1,304,346
       14    288,100     129,608   129,608    1,129,608     209,581     209,581    1,209,581      344,280     344,280    1,344,280
       15    317,205     132,890   132,890    1,132,890     224,824     224,824    1,224,824      387,038     387,038    1,387,038
       16    347,765     134,663   134,663    1,134,663     239,469     239,469    1,239,469      433,100     433,100    1,433,100
       17    379,853     134,348   134,348    1,134,348     252,696     252,696    1,252,696      481,958     481,958    1,481,958
       18    413,546     131,488   131,488    1,131,488     263,942     263,942    1,263,942      533,403     533,403    1,533,403
       19    448,923     125,546   125,546    1,125,546     272,527     272,527    1,272,527      587,118     587,118    1,587,118
       20    486,070     115,944   115,944    1,115,944     277,694     277,694    1,277,694      642,702     642,702    1,642,702
       21    525,073     102,155   102,155    1,102,155     278,690     278,690    1,278,690      699,754     699,754    1,699,754
       22    566,027      83,535    83,535    1,083,535     274,603     274,603    1,274,603      757,705     757,705    1,757,705
       23    609,028      59,505    59,505    1,059,505     264,533     264,533    1,264,533      815,983     815,983    1,815,983
       24    654,179      29,433    29,433    1,029,433     247,476     247,476    1,247,476      873,889     873,889    1,873,889
       25    701,588         (*)       (*)          (*)     222,215     222,215    1,222,215      930,485     930,485    1,930,485
       26    751,368         (*)       (*)          (*)     187,239     187,239    1,187,239      984,484     984,484    1,984,484
       27    803,636         (*)       (*)          (*)     140,712     140,712    1,140,712    1,034,205   1,034,205    2,034,205
       28    858,518         (*)       (*)          (*)      80,454      80,454    1,080,454    1,077,520   1,077,520    2,077,520
       29    916,144         (*)       (*)          (*)       4,124       4,124    1,004,124    1,112,010   1,112,010    2,112,010
       30    976,651         (*)       (*)          (*)         (*)         (*)          (*)    1,135,067   1,135,067    2,135,067

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX C: PERFORMANCE SUMMARY INFORMATION

The performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                       PERFORMANCE TABLES - TOTAL RETURN

                                               Annual Percentage                   Non Annualized
                                                    Change                        Percentage Change
-------------------------------------------------------------------------- --------------------------------------------
                             Fund      Unit                        1 mo    1 Yr     2 Yrs     3 Yrs.  5 yrs. Inception
   UNDERLYING INVESTMENT  Inception   Values  1999   2000   2001    To       to       to       to       to       to
          OPTIONS            Date**  12/31/01                    12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
-----------------------------------------------------------------------------------------------------------------------
American Century Variable   10/30/97  12.27  18.02 -10.62  -8.35   2.05     -8.35   -18.08    -3.32       NA    32.22
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class I
American Century Variable   05/01/94  11.48  64.04 -16.83 -29.17   1.38    -29.17   -41.09    -3.36    36.15    66.04
Portfolios, Inc. -
American Century VP
International Fund: Class I
American Century Variable   05/01/96  13.85  -0.85  18.14  12.82   3.77     12.82    33.29    32.16    74.64    96.10
Portfolios, Inc. -
American Century VP Value
Fund: Class I
Dreyfus Investment          04/30/99   9.11     NA  -2.00 -28.13   1.65    -28.13   -29.56       NA       NA    -9.00
Portfolios - European
Equity Portfolio: Initial
Shares
The Dreyfus Socially        10/06/93  11.59  30.08 -11.03 -22.57  -0.35    -22.57   -31.12   -10.40    48.89   164.64
Responsible Growth Fund,
Inc.: Initial Shares
Dreyfus Stock Index Fund,   09/29/89  12.32  20.60  -9.28 -12.18   0.83    -12.18   -20.33    -3.92    63.79   315.20
Inc.: Initial Shares
Dreyfus Variable            04/05/93  13.08  11.46  -0.65  -9.31   0.04     -9.31    -9.90     0.42    67.44   208.73
Investment Fund -
Appreciation Portfolio:
Initial Shares
Federated Insurance Series  04/22/99  11.77     NA  10.45   8.01  -0.62      8.01    19.30       NA       NA    16.91
- Federated Quality Bond
Fund II: Primary Shares
Fidelity VIP Equity-Income  10/09/86  12.18   6.25   8.30  -5.09   2.16     -5.09     2.79     9.22    56.01   466.39
Portfolio: Service Class
Fidelity VIP Growth         10/09/86  14.00  37.29 -11.07 -17.73   0.63    -17.73   -26.83     0.45    72.83   610.75
Portfolio: Service Class
Fidelity VIP High Income    09/19/85   7.04   8.07 -22.61 -11.90  -0.31    -11.90   -31.82   -26.31   -17.19   199.17
Portfolio: Service Class
Fidelity VIP Overseas       01/28/87  10.21  42.46 -19.15 -21.27  -0.07    -21.27   -36.35    -9.32    13.94   142.16
Portfolio: Service Class
Fidelity VIP II             01/03/95  13.19  24.15  -6.71 -12.36   2.35    -12.36   -18.25     1.49    63.64   177.15
Contrafund(R) Portfolio:
Service Class
Fidelity VIP III Growth     01/03/95   9.19   4.18 -17.18 -14.44   1.07    -14.44   -29.13   -26.17    19.45    87.22
Opportunities Portfolio:
Service Class
GVIT Comstock GVIT Value    10/31/97  10.71  18.49 -10.62 -12.15   0.98    -12.15   -21.48    -6.97       NA     9.01
Fund: Class I
GVIT Dreyfus GVIT Mid Cap   10/31/97  15.24  20.92  15.21  -1.30   5.13     -1.30    13.70    37.49       NA    51.81
Index Fund: Class I
GVIT Federated GVIT High    10/31/97  10.44   3.19  -8.28   4.22  -0.30      4.22    -4.41    -1.36       NA     6.74
Income Bond Fund: Class I
GVIT Gartmore GVIT          08/30/00   8.26     NA     NA  -5.18   7.48     -5.18       NA       NA       NA   -28.73
Emerging Markets Fund:
Class I
GVIT Gartmore GVIT Global   06/30/00   3.45     NA     NA -42.72   0.72    -42.72       NA       NA       NA   -57.02
Technology and
Communications Fund: Class
I
GVIT Gartmore GVIT          11/08/82  12.84  -2.35  12.54   7.25  -0.81      7.25    20.70    17.87    40.78   399.06
Government Bond Fund:
Class I
GVIT Gartmore GVIT Growth   04/15/92   7.16   4.28 -26.53 -28.13   1.25    -28.13   -47.20   -44.94    -3.77    80.42
Fund: Class I
GVIT Gartmore GVIT          08/30/00   6.60     NA     NA -28.65   0.82    -28.65       NA       NA       NA   -38.42
International Growth Fund:
Class I
GVIT Gartmore GVIT Money    11/10/81  12.12   4.85   6.03   3.60   0.13      3.60     9.85    15.17    27.63   264.31
Market Fund: Class I
GVIT Gartmore GVIT Total    11/08/82  10.90   6.94  -2.12 -11.82   1.53    -11.82   -13.69    -7.70    41.06   963.83
Return Fund: Class I
GVIT Gartmore GVIT          10/31/97  10.43  22.92 -12.32 -18.81   2.21    -18.81   -28.81   -12.49       NA     5.48
Worldwide Leaders Fund:
Class I
GVIT GVIT Small Cap         05/03/99  15.32     NA -16.17 -10.84   4.70    -10.84   -25.25       NA       NA    53.24
Growth: Class I
GVIT GVIT Small Cap Value:  10/31/97  17.68  27.84  11.20  28.28   7.05     28.28    42.64    82.35       NA    73.91
Class I
GVIT GVIT Small Company     10/23/95  14.78  44.02   8.90  -6.70   4.31     -6.70     1.60    46.32    73.44   143.66
Fund: Class I
GVIT J.P. Morgan GVIT       10/31/97  10.46   0.87  -0.35  -3.67   0.22     -3.67    -4.01    -3.18       NA     6.16
Balanced Fund: Class I
GVIT MAS GVIT Multi Sector  10/31/97  11.47   1.56   5.65   4.19  -0.29      4.19    10.08    11.79       NA    15.89
Bond Fund: Class I
GVIT Nationwide GVIT        10/31/97  10.13  -3.07   7.61  -3.26   4.35     -3.26     4.11     0.91       NA     2.95
Strategic Value Fund:
Class I
GVIT Strong GVIT Mid Cap    10/31/97  12.49  84.75 -15.38 -30.31   1.76    -30.31   -41.02     8.96       NA    27.60
Growth Fund: Class I
GVIT Turner GVIT Growth     06/30/00   3.87     NA     NA -39.03  -0.27    -39.03       NA       NA       NA   -63.60
Focus Fund: Class I
Janus Aspen Series -        05/01/97   6.44  66.95 -19.35 -21.83   1.33    -21.83   -36.96     5.25       NA   110.68
Capital Appreciation
Portfolio: Service Shares
Janus Aspen Series -        01/18/00   4.13     NA     NA -37.31   1.49    -37.31       NA       NA       NA   -58.70
Global Technology
Portfolio: Service Shares
Janus Aspen Series -        05/02/94   6.34  82.31 -16.97 -23.43   3.80    -23.43   -36.42    15.91    61.07   159.56
International Growth
Portfolio: Service Shares


                                       Annualized
                                    Percentage Change
--------------------------------------------------------
                               3 Yrs.   5 yrs. Inception
   UNDERLYING INVESTMENT         to      to        To
          OPTIONS             12/31/01 12/31/01 12/31/01
---------------------------------------------------------
American Century Variable       -1.12       NA     6.93
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class I
American Century Variable       -1.13     6.37     6.84
Portfolios, Inc. -
American Century VP
International Fund: Class I
American Century Variable        9.74    11.80    12.63
Portfolios, Inc. -
American Century VP Value
Fund: Class I
Dreyfus Investment                 NA       NA    -3.47
Portfolios - European
Equity Portfolio: Initial
Shares
The Dreyfus Socially            -3.59     8.29    12.55
Responsible Growth Fund,
Inc.: Initial Shares
Dreyfus Stock Index Fund,       -1.32    10.37    12.32
Inc.: Initial Shares
Dreyfus Variable                 0.14    10.86    13.77
Investment Fund -
Appreciation Portfolio:
Initial Shares
Federated Insurance Series         NA       NA     5.98
- Federated Quality Bond
Fund II: Primary Shares
Fidelity VIP Equity-Income       2.98     9.30    12.06
Portfolio: Service Class
Fidelity VIP Growth              0.15    11.56    13.75
Portfolio: Service Class
Fidelity VIP High Income        -9.68    -3.70     6.96
Portfolio: Service Class
Fidelity VIP Overseas           -3.21     2.64     6.11
Portfolio: Service Class
Fidelity VIP II                  0.50    10.35    15.70
Contrafund(R) Portfolio:
Service Class
Fidelity VIP III Growth         -9.62     3.62     9.38
Opportunities Portfolio:
Service Class
GVIT Comstock GVIT Value        -2.38       NA     2.09
Fund: Class I
GVIT Dreyfus GVIT Mid Cap       11.20       NA    10.54
Index Fund: Class I
GVIT Federated GVIT High        -0.46       NA     1.58
Income Bond Fund: Class I
GVIT Gartmore GVIT                 NA       NA   -22.39
Emerging Markets Fund:
Class I
GVIT Gartmore GVIT Global          NA       NA   -43.05
Technology and
Communications Fund: Class
I
GVIT Gartmore GVIT               5.63     7.08     8.76
Government Bond Fund:
Class I
GVIT Gartmore GVIT Growth      -18.04    -0.76     6.27
Fund: Class I
GVIT Gartmore GVIT                 NA       NA   -30.44
International Growth Fund:
Class I
GVIT Gartmore GVIT Money         4.82     5.00     6.63
Market Fund: Class I
GVIT Gartmore GVIT Total        -2.63     7.12    13.15
Return Fund: Class I
GVIT Gartmore GVIT              -4.35       NA     1.29
Worldwide Leaders Fund:
Class I
GVIT GVIT Small Cap                NA       NA    17.41
Growth: Class I
GVIT GVIT Small Cap Value:      22.17       NA    14.20
Class I
GVIT GVIT Small Company         13.53    11.64    15.48
Fund: Class I
GVIT J.P. Morgan GVIT           -1.07       NA     1.45
Balanced Fund: Class I
GVIT MAS GVIT Multi Sector       3.79       NA     3.60
Bond Fund: Class I
GVIT Nationwide GVIT             0.30       NA     0.70
Strategic Value Fund:
Class I
GVIT Strong GVIT Mid Cap         2.90       NA     6.02
Growth Fund: Class I
GVIT Turner GVIT Growth            NA       NA   -49.02
Focus Fund: Class I
Janus Aspen Series -             1.72       NA    17.32
Capital Appreciation
Portfolio: Service Shares
Janus Aspen Series -               NA       NA   -36.43
Global Technology
Portfolio: Service Shares
Janus Aspen Series -             5.05    10.00    13.26
International Growth
Portfolio: Service Shares

                                               Annual Percentage                   Non Annualized
                                                    Change                        Percentage Change
-------------------------------------------------------------------------- --------------------------------------------
                             Fund      Unit                        1 mo    1 Yr     2 Yrs     3 Yrs.  5 yrs. Inception
   UNDERLYING INVESTMENT  Inception   Values  1999   2000   2001    To       to       to       to       to       to
          OPTIONS            Date**  12/31/01                    12/31/01 12/31/01 12/31/01 12/31/01 12/31/01 12/31/01
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT        11/03/97  15.07  14.93   1.13  -1.51   1.17     -1.51    -0.39    14.48       NA    58.57
Guardian Portfolio
Neuberger Berman AMT        11/03/97  14.95  53.89  -7.46 -24.64   2.29    -24.64   -30.27     7.31       NA    75.18
Mid-Cap Growth Portfolio
Neuberger Berman AMT        03/22/94  10.95   7.37   0.70  -2.83   2.65     -2.83    -2.14     5.07    43.70   148.26
Partners Portfolio
Oppenheimer Variable        08/15/86  12.59  83.60 -11.24 -31.27   2.44    -31.27   -38.99    12.01    40.55   536.72
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class
Oppenheimer Variable        04/03/85  15.32  41.66  -0.23 -12.58   1.67    -12.58   -12.78    23.56    94.10   855.21
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class
Oppenheimer Variable        06/30/95   8.44  58.48   5.09 -12.04   2.38    -12.04    -7.56    46.50   104.65   281.62
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class
Oppenheimer Variable        07/05/95  10.44  21.71  -8.78 -10.16   1.71    -10.16   -18.04    -0.25    38.36   129.64
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class
Strong Opportunity Fund     06/30/95   9.51  34.91   6.35  -3.48   4.08     -3.48     2.65    38.48    97.26   341.72
II, Inc.
The Universal               06/16/97  11.36  29.37  11.39  10.10   2.53     10.10    22.64    58.66       NA    14.52
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio
The Universal               10/18/99   6.14     NA  -7.33 -29.31   2.46    -29.31   -34.49       NA       NA    -9.34
Institutional Funds, Inc.
- Mid Cap Growth Portfolio
The Universal               07/03/95  12.01  -3.37  28.06   9.84   2.71      9.84    40.66    35.92    45.92   122.17
Institutional Funds, Inc.
- U.S. Real Estate Portfolio
Van Eck Worldwide           12/21/95   7.53 100.28 -41.87  -1.81   6.54     -1.81   -42.92    14.33   -33.43   -16.42
Insurance Trust -
Worldwide Emerging Markets
Fund
Van Eck Worldwide           09/01/89   8.33  21.00  11.40 -10.44   4.09    -10.44    -0.23    20.72   -18.06    46.53
Insurance Trust -
Worldwide Hard Assets Fund


                                       Annualized
                                    Percentage Change
--------------------------------------------------------
                               3 Yrs.   5 yrs. Inception
   UNDERLYING INVESTMENT         to      to        To
          OPTIONS             12/31/01 12/31/01 12/31/01
---------------------------------------------------------
Neuberger Berman AMT             4.61       NA    11.72
Guardian Portfolio
Neuberger Berman AMT             2.38       NA    14.43
Mid-Cap Growth Portfolio
Neuberger Berman AMT             1.66     7.52    12.41
Partners Portfolio
Oppenheimer Variable             3.85     7.05    12.79
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class
Oppenheimer Variable             7.31    14.18    14.43
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class
Oppenheimer Variable            13.57    15.40    12.78
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class
Oppenheimer Variable            -0.08     6.71    13.67
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class
Strong Opportunity Fund         11.46    14.55    16.65
II, Inc.
The Universal                   16.63       NA     3.03
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio
The Universal                      NA       NA    -4.36
Institutional Funds, Inc.
- Mid Cap Growth Portfolio
The Universal                   10.77     7.85    13.08
Institutional Funds, Inc.
- U.S. Real Estate Portfolio
Van Eck Worldwide                4.56    -7.82    -2.93
Insurance Trust -
Worldwide Emerging Markets
Fund
Van Eck Worldwide                6.48    -3.91     3.15
Insurance Trust -
Worldwide Hard Assets Fund

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.70% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.70% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

The GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, and GVIT Gartmore GVIT Investor Destinations Aggressive Fund were added to the variable account on January 25, 2002. Therefore, no performance information is available.

The American Century Variable Portfolios, Inc. - American Century VP Ultra Fund:
Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
Service Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Global Financial Services Fund: Class I, GVIT Gartmore GVIT Global Health Sciences Fund: Class I, GVIT Gartmore GVIT Global Utilities Fund: Class I, GVIT Gartmore GVIT Nationwide Leaders Fund: Class I, and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I were added to the variable account on May 1, 2002. Therefore, no performance information is available.


                          ---------------------------------------------------------------------------------------------------------
                                       1 YEAR TO       2 YEARS TO        3 YEARS TO          5 YEARS TO           10 YEARS TO
                                       12/31/01         12/31/01          12/31/01            12/31/01              12/31/01
-----------------------------------------------------------------------------------------------------------------------------------
                           FUND               CASH             CASH               CASH                CASH                   CASH
  UNDERLYING INVESTMENT  INCEPTION    ACCUM   SURR.   ACCUM    SURR.     ACCUM    SURR.     ACCUM     SURR.      ACCUM       SURR.
         OPTIONS           DATE**     VALUE   VALUE   VALUE    VALUE     VALUE    VALUE     VALUE     VALUE      VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
American Century          10/30/97  $14,473  $3,437  $27,361  $16,325   $42,670  $32,737        NA        NA         NA         NA
Variable Portfolios,
Inc. - American Century
VP Income & Growth Fund:
Class I
American Century          05/01/94  $10,826  $0,000  $20,025   $8,989   $35,427  $25,494   $79,315   $71,590         NA         NA
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I

American Century          05/01/96   $18,171  $7,134  $39,332  $28,295  $60,198  $50,265  $115,814  $108,089         NA         NA
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I

Dreyfus Investment        04/30/99   $11,018  $0,000  $22,181  $11,145       NA       NA        NA        NA         NA         NA
Portfolios - European
Equity Portfolio:
Initial Shares

The Dreyfus Socially      10/06/93   $11,979  $0,943  $22,876  $11,840  $37,146  $27,213    $83,488   $75,762        NA         NA
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index       09/29/89   $13,793  $2,757  $26,370  $15,334  $41,634  $31,702    $92,043   $84,318  $323,986   $323,986
Fund, Inc.: Initial
Shares

Dreyfus Variable          04/05/93   $14,308  $3,272  $28,613  $17,577  $44,499  $34,566    $96,970   $89,245        NA         NA
Investment Fund -
Appreciation Portfolio:
Initial Shares

Federated Insurance       04/22/99   $17,426  $6,389  $36,484  $25,448       NA       NA         NA        NA        NA         NA
Series - Federated
Quality Bond Fund II:
Primary Shares

Fidelity VIP              10/09/86   $15,070  $4,034  $31,366  $20,330  $48,674  $38,741    $97,864   $90,139  $322,863   $322,863
Equity-Income Portfolio:
Service Class

Fidelity VIP Growth       10/09/86   $12,783  $1,746  $24,396  $13,360  $40,460  $30,527    $94,684   $86,958  $331,388   $331,388
Portfolio: Service Class

Fidelity VIP High Income  09/19/85   $13,971  $2,935  $24,614  $13,577  $36,249  $26,317    $64,436   $56,711  $168,716   $168,716
Portfolio: Service Class

Fidelity VIP Overseas     01/28/87   $12,250  $1,213  $22,175  $11,139  $36,612  $26,680    $74,884   $67,158  $208,085   $208,085
Portfolio: Service Class

Fidelity VIP II           01/03/95   $13,720  $2,684  $26,638  $15,602  $42,767  $32,835    $94,360   $86,635        NA         NA
Contrafund(R) Portfolio:
Service Class

Fidelity VIP III Growth   01/03/95   $13,359  $2,323  $24,454  $13,417  $36,022  $26,090    $73,953   $66,228        NA         NA
Opportunities Portfolio:
Service Class

GVIT Comstock GVIT Value  10/31/97   $13,804  $2,768  $26,260  $15,224  $41,005  $31,072         NA        NA        NA         NA
Fund: Class I

GVIT Dreyfus GVIT Mid     10/31/97   $15,652  $4,616  $33,976  $22,939  $55,796  $45,863         NA        NA        NA         NA
Cap Index Fund: Class I

GVIT Federated GVIT High  10/31/97   $16,781  $5,744  $31,871  $20,834  $47,405  $37,472         NA        NA        NA         NA
Income Bond Fund: Class I

GVIT Gartmore GVIT        08/30/00   $15,011  $3,975       NA       NA       NA       NA         NA        NA        NA         NA
Emerging Markets Fund:
Class I

GVIT Gartmore GVIT        06/30/00    $8,265  $0,000       NA       NA       NA       NA         NA        NA        NA         NA
Global Technology and
Communications Fund:
Class I

GVIT Gartmore GVIT        11/08/82   $17,283  $6,247   $36,595 $25,558  $55,067  $45,134   $102,873    $95,148  $249,502   $249,502
Government Bond Fund:
Class I

GVIT Gartmore GVIT        04/15/92   $10,858  $0,000   $19,120  $8,084  $27,739  $17,806    $58,297    $50,571        NA         NA
Growth Fund: Class I

GVIT Gartmore GVIT        08/30/00   $10,941  $0,000        NA      NA       NA       NA        NA          NA        NA         NA
International Growth
Fund: Class I

GVIT Gartmore GVIT Money  11/10/81   $16,636  $5,600   $34,164 $23,128  $52,334  $42,401   $96,588     $88,863  $220,426   $220,426
Market Fund: Class I

GVIT Gartmore GVIT Total  11/08/82   $13,832  $2,796   $27,532 $16,495  $42,110  $32,177   $86,554     $78,829  $277,490   $277,490
Return Fund: Class I

GVIT Gartmore GVIT        10/31/97   $12,592  $1,556   $23,784 $12,747  $37,656  $27,723        NA          NA        NA         NA
Worldwide Leaders Fund:
Class I

GVIT GVIT Small Cap       05/03/99   $13,934  $2,897   $25,778 $14,742       NA       NA         NA          NA       NA         NA
Growth: Class I

GVIT GVIT Small Cap       10/31/97   $21,107 $10,071   $44,090 $33,054  $73,290  $63,357         NA          NA       NA         NA
Value: Class I

GVIT GVIT Small Company   10/23/95   $14,718  $3,682   $31,025 $19,988  $54,273  $44,340   $109,687    $101,962       NA         NA
Fund: Class I

GVIT J.P. Morgan GVIT     10/31/97   $15,326  $4,289   $30,590 $19,554  $45,836  $35,903         NA          NA       NA         NA
Balanced Fund: Class I

GVIT MAS GVIT Multi       10/31/97   $16,736  $5,700   $34,266 $23,229  $51,813  $41,880         NA          NA       NA         NA
Sector Bond Fund: Class I

GVIT Nationwide GVIT      10/31/97   $15,346  $4,309   $31,922 $20,886  $47,742  $37,809         NA          NA       NA         NA
Strategic Value Fund:
Class I

GVIT Strong GVIT Mid Cap  10/31/97   $10,606  $0,000   $19,988  $8,952  $37,666  $27,733         NA           NA      NA         NA
Growth Fund: Class I

GVIT Turner GVIT Growth   06/30/00    $8,973  $0,000        NA      NA       NA       NA         NA           NA      NA         NA
Focus Fund: Class I

Janus Aspen Series -      05/01/97   $12,081  $1,045   $21,983 $10,947  $39,022  $29,089         NA           NA      NA         NA
Capital Appreciation
Portfolio: Service Shares

Janus Aspen Series -      01/18/00    $9,264  $0,000        NA      NA       NA       NA         NA           NA       NA        NA
Global Technology
Portfolio: Service Shares

Janus Aspen Series -      05/02/94   $11,785  $0,749   $21,841 $10,804  $40,423  $30,491    $91,778      $84,052       NA        NA
International Growth
Portfolio: Service Shares



                          ------------------------
                              INCEPTION TO
                                12/31/01
--------------------------------------------------
                                        CASH
  UNDERLYING INVESTMENT      ACCUM      SURR.
         OPTIONS             VALUE      VALUE
--------------------------------------------------
American Century             $91,778    $84,053
Variable Portfolios,
Inc. - American Century
VP Income & Growth Fund:
Class I
American Century            $158,673   $154,259
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I

American Century            $145,419   $138,797
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I

Dreyfus Investment           $38,840    $28,907
Portfolios - European
Equity Portfolio:
Initial Shares

The Dreyfus Socially        $226,136   $222,825
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index         $511,663   $511,663
Fund, Inc.: Initial
Shares

Dreyfus Variable            $274,038   $270,727
Investment Fund -
Appreciation Portfolio:
Initial Shares

Federated Insurance          $54,739    $44,807
Series - Federated
Quality Bond Fund II:
Primary Shares

Fidelity VIP                $763,362   $763,362
Equity-Income Portfolio:
Service Class

Fidelity VIP Growth         $882,557   $882,557
Portfolio: Service Class

Fidelity VIP High Income    $432,582   $432,582
Portfolio: Service Class

Fidelity VIP Overseas       $392,596   $392,596
Portfolio: Service Class

Fidelity VIP II             $174,975   $169,457
Contrafund(R) Portfolio:
Service Class

Fidelity VIP III Growth     $129,290   $123,772
Opportunities Portfolio:
Service Class

GVIT Comstock GVIT Value     $81,840    $74,115
Fund: Class I

GVIT Dreyfus GVIT Mid       $108,812   $101,086
Cap Index Fund: Class I

GVIT Federated GVIT High     $87,082    $79,357
Income Bond Fund: Class I

GVIT Gartmore GVIT           $29,937    $18,901
Emerging Markets Fund:
Class I

GVIT Gartmore GVIT           $20,228     $9,191
Global Technology and
Communications Fund:
Class I

GVIT Gartmore GVIT          $807,896   $807,896
Government Bond Fund:
Class I

GVIT Gartmore GVIT          $191,149   $191,149
Growth Fund: Class I

GVIT Gartmore GVIT           $26,596    $15,560
International Growth
Fund: Class I

GVIT Gartmore GVIT Money    $648,885   $648,885
Market Fund: Class I

GVIT Gartmore GVIT Total  $1,210,673 $1,210,673
Return Fund: Class I

GVIT Gartmore GVIT           $79,998   $72,273
Worldwide Leaders Fund:
Class I

GVIT GVIT Small Cap          $53,849   $43,916
Growth: Class I

GVIT GVIT Small Cap         $132,391  $124,666
Value: Class I

GVIT GVIT Small Company     $183,440  $177,922
Fund: Class I

GVIT J.P. Morgan GVIT        $84,703   $76,977
Balanced Fund: Class I

GVIT MAS GVIT Multi          $92,836   $85,110
Sector Bond Fund: Class I

GVIT Nationwide GVIT         $90,615   $82,889
Strategic Value Fund:
Class I

GVIT Strong GVIT Mid Cap     $86,364   $78,638
Growth Fund: Class I

GVIT Turner GVIT Growth      $19,535    $8,499
Focus Fund: Class I

Janus Aspen Series -         $96,764   $89,038
Capital Appreciation
Portfolio: Service Shares

Janus Aspen Series -         $15,709    $4,673
Global Technology
Portfolio: Service Shares

Janus Aspen Series -        $207,956  $203,542
International Growth
Portfolio: Service Shares


                          ----------------------------------------------------------------------------------------------------------
                                       1 YEAR TO       2 YEARS TO        3 YEARS TO          5 YEARS TO           10 YEARS TO
                                       12/31/01         12/31/01          12/31/01            12/31/01              12/31/01
------------------------------------------------------------------------------------------------------------------------------------
                           FUND               CASH             CASH               CASH                CASH                   CASH
  UNDERLYING INVESTMENT  INCEPTION    ACCUM   SURR.   ACCUM    SURR.     ACCUM    SURR.     ACCUM     SURR.      ACCUM       SURR.
         OPTIONS           DATE**     VALUE   VALUE   VALUE    VALUE     VALUE    VALUE     VALUE     VALUE      VALUE      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT      11/03/97  $15,731  $4,694  $31,611  $20,575   $49,824  $39,891        NA        NA         NA         NA
Guardian Portfolio

Neuberger Berman AMT      11/03/97  $11,524  $0,488  $22,721  $11,685   $39,705  $29,773        NA        NA         NA         NA
Mid-Cap Growth Portfolio

Neuberger Berman AMT      03/22/94  $15,432  $4,395  $30,928  $19,892   $47,545  $37,612   $92,684   $84,959         NA         NA
Partners Portfolio

Oppenheimer Variable      08/15/86  $10,339  $0,000  $20,205   $9,168   $38,321  $28,389   $83,905   $76,180   $280,593   $280,593
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class

Oppenheimer Variable      04/03/85  $13,743  $2,706  $27,723  $16,687   $47,503  $37,570  $107,390   $99,664   $390,985   $390,985
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class

Oppenheimer Variable      06/30/95  $13,756  $2,720  $28,596  $17,560   $52,105  $42,172  $115,936  $108,210  $368,066    $368,066
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class

Oppenheimer Variable      07/05/95  $14,160  $3,124  $27,126  $16,090   $43,014  $33,081   $86,027   $78,301        NA          NA
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class

Strong Opportunity Fund   06/30/95  $15,321  $4,285  $31,726  $20,689   $53,971  $44,038  $115,323  $107,598        NA          NA
II, Inc.

The Universal             06/16/97  $17,704  $6,668  $37,386  $26,350   $62,767  $52,834        NA        NA        NA          NA
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio

The Universal             10/18/99  $10,734  $0,000  $21,185  $10,148        NA       NA         NA       NA        NA          NA
Institutional Funds,
Inc. -Mid Cap Growth
Portfolio

The Universal             07/03/95  $17,678  $6,642  $40,444  $29,408   $61,843  $51,910  $109,134  $101,409        NA          NA
Institutional Funds,
Inc. -U.S. Real Estate
Portfolio

Van Eck Worldwide         12/21/95  $15,567  $4,530  $24,288  $13,252   $42,877  $32,944   $68,671   $60,945        NA          NA
Insurance Trust -
Worldwide Emerging
Markets Fund

Van Eck Worldwide         09/01/89  $14,155  $3,118  $30,047  $19,010   $49,352  $39,420   $79,390   $71,664  $186,622    $186,622
Insurance Trust -
Worldwide Hard Assets
Fund



                          ------------------------
                             INCEPTION TO
                               12/31/01
--------------------------------------------------
                                        CASH
  UNDERLYING INVESTMENT      ACCUM      SURR.
         OPTIONS             VALUE      VALUE
--------------------------------------------------
Neuberger Berman AMT        $100,572    $92,846
Guardian Portfolio

Neuberger Berman AMT        $99,395     $91,670
Mid-Cap Growth Portfolio

Neuberger Berman AMT       $203,761    $199,346
Partners Portfolio

Oppenheimer Variable       $752,815    $752,815
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class

Oppenheimer Variable      1,141,210  $1,141,210
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class

Oppenheimer Variable       $465,992    $465,992
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class

Oppenheimer Variable       $146,034    $140,515
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class

Strong Opportunity Fund    $374,829    $374,829
II, Inc.

The Universal               $98,916     $91,191
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio

The Universal               $45,204     $35,271
Institutional Funds,
Inc. -Mid Cap Growth
Portfolio

The Universal              $174,035    $168,517
Institutional Funds,
Inc. -U.S. Real Estate
Portfolio

Van Eck Worldwide          $106,743    $101,225
Insurance Trust -
Worldwide Emerging
Markets Fund

Van Eck Worldwide          $253,293    $253,293
Insurance Trust -
Worldwide Hard Assets
Fund


**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.70% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical single premium of $50,000 for a 50 year-old male, non-tobacco simplified, with a level death benefit. The cash surrender value figures reflect the deduction of all applicable policy charges, including a 0.70% asset charge, applicable cost of insurance charges, surrender charges, and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from Nationwide upon request.

The GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, and GVIT Gartmore GVIT Investor Destinations Aggressive Fund were added to the variable account on January 25, 2002. Therefore, no performance information is available.

The American Century Variable Portfolios, Inc. - American Century VP Ultra Fund:
Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
Service Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Global Financial Services Fund: Class I, GVIT Gartmore GVIT Global Health Sciences Fund: Class I, GVIT Gartmore GVIT Global Utilities Fund: Class I, GVIT Gartmore GVIT Nationwide Leaders Fund: Class I, and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I were added to the variable account on May 1, 2002. Therefore, no performance information is available.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002


















-------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:
  Investments at fair value:

American Century VP - American Century VP Income & Growth (ACVPIncGr)
  6,019,361 shares (cost $41,013,581) ...........................................        $ 38,885,069

American Century VP - American Century VP International (ACVPInt)
  6,805,057 shares (cost $44,006,191) ...........................................          44,845,327

American Century VP - American Century VP Value (ACVPValue)
  3,922,895 shares (cost $26,934,993) ...........................................          29,186,338

Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
  91,909 shares (cost $1,300,175) ...............................................             893,355

Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
  223,049 shares (cost $1,806,237) ..............................................           1,860,227

Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
  271,145 shares (cost $3,448,495) ..............................................           3,473,366

Dreyfus IP - European Equity Portfolio (DryEuroEq)
  148,478 shares (cost $1,570,175) ..............................................           1,587,234

The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
  778,608 shares (cost $25,446,585) .............................................          20,765,487

Dreyfus Stock Index Fund (DryStkIx)
  8,031,408 shares (cost $274,000,223) ..........................................         235,802,147

Dreyfus VIF - Appreciation Portfolio (DryAp)
  995,164 shares (cost $36,796,939) .............................................          34,810,845

Federated IS - Federated Quality Bond Fund II (FISFedQual)
  4,200,689 shares (cost $45,819,629) ...........................................          47,341,767

Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
  2,400,172 shares (cost $55,785,694) ...........................................          54,411,896

Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
  3,002,680 shares (cost $124,251,820) ..........................................         100,529,730

Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
  2,459,845 shares (cost $18,732,820) ...........................................          15,693,808

Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
  1,485,490 shares (cost $19,915,465) ...........................................          20,544,330

Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
  2,666,503 shares (cost $59,775,589) ...........................................          53,490,043

Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
  985,936 shares (cost $18,118,012) .............................................          14,897,492


                                                                     (Continued)


                 NATIONWIDE VLI SEPARATE ACCOUNT-4
   STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  1,489,066 shares (cost $34,202,465) ....................................         30,630,085

Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  3,895,201 shares (cost $21,253,021) ....................................         15,892,419

Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  1,451,957 shares (cost $31,733,139) ....................................         33,830,605

Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  1,451,136 shares (cost $24,564,122) ....................................         15,309,484

Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  1,324,053 shares (cost $17,091,876) ....................................         17,437,774

Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
  500,985 shares (cost $5,777,436) .......................................          5,200,219

Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
  1,300,267 shares (cost $10,157,385) ....................................          9,673,987

Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  145,792 shares (cost $1,000,613) .......................................          1,032,207

Nationwide(R) SAT -
Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  281,202 shares (cost $1,271,647) .......................................          1,183,859

Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  46,072 shares (cost $280,602) ..........................................            282,882

Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
  3,424,779 shares (cost $39,892,579) ....................................         31,781,950

Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  10,211,017 shares (cost $117,595,200) ..................................        119,060,458

Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I (NSATBal)
  1,287,476 shares (cost $12,638,595) ....................................         12,102,271

Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
  4,290,554 shares (cost $39,930,027) ....................................         39,215,662

Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  496,491,234 shares (cost $496,491,234) .................................        496,491,234

Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG)
  718,578 shares (cost $9,953,609) .......................................         10,405,008

Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
  4,059,886 shares (cost $41,811,120) ....................................         42,060,416

Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
  2,344,807 shares (cost $45,513,546) ....................................         43,707,201

Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal)
  212,735 shares (cost $2,082,135) .......................................          2,052,897

Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
  2,139,881 shares (cost $29,777,251) ....................................         24,801,221


     Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
       12,188,233 shares (cost $139,575,550) ........................            120,541,627

     Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
       125,478 shares (cost $440,627) ...............................                456,740

     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
       839,404 shares (cost $12,777,254) ............................             12,288,868

     Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
       2,433,523 shares (cost $43,009,370) ..........................             41,223,871

     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
       805,791 shares (cost $12,522,554) ............................             12,167,440

     Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
       1,506,812 shares (cost $92,078,378) ..........................             61,357,378

     Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
       2,157,373 shares (cost $90,369,136) ..........................             78,916,713

     Oppenheimer Global Securities Fund/VA (OppGlSec)
       675,714 shares (cost $15,038,394) ............................             15,433,306

     Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
       1,376,400 shares (cost $29,065,392) ..........................             26,137,837

     Strong Opportunity Fund II, Inc.(StOpp2)
       1,052,045 shares (cost $23,560,303) ..........................             20,462,273

     UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
       344,802 shares (cost $2,449,208) .............................              2,392,923

     UIF - Mid Cap Growth Portfolio (UIFMidCapG)
       286,837 shares (cost $2,658,350) .............................              2,504,089

     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       1,250,028 shares (cost $14,797,165) ..........................             15,100,340

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       638,057 shares (cost $5,076,677)..............................              5,193,783

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       150,153 shares (cost $1,711,796) .............................              1,605,137
                                                                             ---------------
          Total investments .........................................          2,086,952,625
  Accounts receivable ...............................................                 82,789
                                                                             ---------------
          Total assets ..............................................          2,087,035,414
Accounts payable ....................................................                    -
                                                                             ---------------
Contract owners' equity (note 7) ....................................        $ 2,087,035,414
                                                                             ===============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                                    Total
                                                        ---------------------------------------------------------
                                                                  2001               2000              1999
                                                        ---------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $       32,760,122        21,039,631         6,784,764
  Mortality and expense risk charges (note 3) ...               (2,988,525)       (1,473,980)         (382,102)
                                                        ------------------   ---------------    --------------
   Net investment income ........................               29,771,597        19,565,651         6,402,662
                                                        ------------------   ---------------    --------------

  Proceeds from mutual funds shares sold ........            1,282,903,811       537,305,272       201,999,339
  Cost of mutual fund shares sold ...............           (1,463,574,291)     (520,733,854)     (195,191,587)
                                                        ------------------   ---------------    --------------
   Realized gain (loss) on investments ..........             (180,670,480)       16,571,418         6,807,752
  Change in unrealized gain (loss)
   on investments ...............................              (49,709,311)     (178,984,942)       42,568,531
                                                        ------------------   ---------------    --------------
   Net gain (loss) on investments ...............             (230,379,791)     (162,413,524)       49,376,283
                                                        ------------------   ---------------    --------------
  Reinvested capital gains ......................               40,368,917        50,385,356         6,941,880
                                                        ------------------   ---------------    --------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..........       $     (160,239,277)      (92,462,517)       62,720,825
                                                        ==================   ===============    ==============




                                                                               ACVPIncGr
                                                       ------------------------------------------------------
                                                               2001               2000              1999
                                                       ------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              269,901            89,434               345
  Mortality and expense risk charges (note 3) ...              (79,846)          (33,218)           (4,870)
                                                        --------------   ---------------     -------------
   Net investment income ........................              190,055            56,216            (4,525)
                                                        --------------   ---------------     -------------

  Proceeds from mutual funds shares sold ........           13,539,777         4,190,922         4,238,041
  Cost of mutual fund shares sold ...............          (15,377,999)       (4,127,013)       (3,971,748)
                                                        --------------   ---------------     -------------
   Realized gain (loss) on investments ..........           (1,838,222)           63,909           266,293
  Change in unrealized gain (loss)
   on investments ...............................             (668,796)       (2,277,235)          692,513
                                                        --------------   ---------------     -------------
   Net gain (loss) on investments ...............           (2,507,018)       (2,213,326)          958,806
                                                        --------------   ---------------     -------------
  Reinvested capital gains ......................                  -                 -                 -
                                                        --------------   ---------------     -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..........           (2,316,963)       (2,157,110)          954,281
                                                        ==============   ===============     =============



                                                                                ACVPInt
                                                        -----------------------------------------------------
                                                               2001               2000               1999
                                                        -----------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................                 36,851            29,817               -
  Mortality and expense risk charges (note 3) ...                (77,946)          (43,822)           (3,029)
                                                          --------------      ------------      ------------
   Net investment income ........................                (41,095)          (14,005)           (3,029)
                                                          --------------      ------------      ------------

  Proceeds from mutual funds shares sold ........            103,850,931        11,287,808         2,517,615
  Cost of mutual fund shares sold ...............           (129,326,130)       (8,439,891)       (1,889,551)
                                                          --------------      ------------      ------------
   Realized gain (loss) on investments ..........            (25,475,199)        2,847,917           628,064
  Change in unrealized gain (loss)
   on investments ...............................              6,676,950       (10,029,310)        4,031,727
                                                          --------------      ------------      ------------
   Net gain (loss) on investments ...............            (18,798,249)       (7,181,393)        4,659,791
                                                          --------------      ------------      ------------
  Reinvested capital gains ......................              4,068,852           445,800               -
                                                          --------------      ------------      ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..........            (14,770,492)       (6,749,598)        4,656,762
                                                          ==============      ============      ============



                                                                                 ACVPValue
                                                        --------------------------------------------------------
                                                                 2001              2000              1999
                                                        --------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $          109,166            29,260             9,053
  Mortality and expense risk charges (note 3) ..                   (14,532)           (2,491)             (698)
                                                        ------------------   ---------------    --------------
   Net investment income .......................                    94,634            26,769             8,355
                                                        ------------------   ---------------    --------------

  Proceeds from mutual funds shares sold .......                 5,217,831         5,835,158         1,027,473
  Cost of mutual fund shares sold ..............                (4,432,838)       (5,829,916)       (1,065,502)
                                                        ------------------   ---------------    --------------
   Realized gain (loss) on investments .........                   784,993             5,242           (38,029)
  Change in unrealized gain (loss)
   on investments ..............................                 1,499,813           865,295          (142,040)
                                                        ------------------   ---------------    --------------
   Net gain (loss) on investments ..............                 2,284,806           870,537          (180,069)
                                                        ------------------   ---------------    --------------
  Reinvested capital gains .....................                       -              74,870            85,768
                                                        ------------------   ---------------    --------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $        2,379,440           972,176           (85,946)
                                                        ==================   ===============    ==============



                                                                               CSWPGPV
                                                        ------------------------------------------------------
                                                               2001              2000              1999
                                                        ------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                     -                 -                 -
  Mortality and expense risk charges (note 3) ..                    (688)           (1,199)             (154)
                                                          --------------   ---------------     -------------
   Net investment income .......................                    (688)           (1,199)             (154)
                                                          --------------   ---------------     -------------

  Proceeds from mutual funds shares sold .......                 459,173         1,772,806           364,939
  Cost of mutual fund shares sold ..............                (850,055)       (1,546,982)         (278,265)
                                                          --------------   ---------------     -------------
   Realized gain (loss) on investments .........                (390,882)          225,824            86,674
  Change in unrealized gain (loss)
   on investments ..............................                  71,425          (716,480)          208,276
                                                          --------------   ---------------     -------------
   Net gain (loss) on investments ..............                (319,457)         (490,656)          294,950
                                                          --------------   ---------------     -------------
  Reinvested capital gains .....................                     -             141,743               -
                                                          --------------   ---------------     -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........                (320,145)         (350,112)          294,796
                                                          ==============   ===============     =============





                                                                               CSWPIntEq
                                                        ------------------------------------------------------
                                                                2001              2000              1999
                                                        ------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                      -              12,900            19,282
  Mortality and expense risk charges (note 3) ..                     (824)           (1,340)              (81)
                                                           --------------      ------------      ------------
   Net investment income .......................                     (824)           11,560            19,201
                                                           --------------      ------------      ------------

  Proceeds from mutual funds shares sold .......                9,179,200           992,359           785,974
  Cost of mutual fund shares sold ..............              (10,334,146)         (749,434)         (670,363)
                                                           --------------      ------------      ------------
   Realized gain (loss) on investments .........               (1,154,946)          242,925           115,611
  Change in unrealized gain (loss)
   on investments ..............................                  737,104        (1,294,832)          581,395
                                                           --------------      ------------      ------------
   Net gain (loss) on investments ..............                 (417,842)       (1,051,907)          697,006
                                                           --------------      ------------      ------------
  Reinvested capital gains .....................                      -             310,165               -
                                                           --------------      ------------      ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........                 (418,666)         (730,182)          716,207
                                                           ==============      ============      ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                                CSWPVal
                                                            ----------------------------------------------
                                                                 2001            2000             1999
                                                            ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       $        -            25,366          10,150
  Mortality and expense risk charges (note 3) . .....             (5,391)         (2,889)         (1,209)
                                                            ------------    ------------    ------------
   Net investment income ............................             (5,391)         22,477           8,941
                                                            ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............          1,877,869       1,991,744         372,724
  Cost of mutual fund shares sold ...................         (1,844,033)     (1,898,600)       (375,164)
                                                            ------------    ------------    ------------
   Realized gain (loss) on investments ..............             33,836          93,144          (2,440)
  Change in unrealized gain (loss)
   on investments ...................................            (66,654)         87,894          (2,238)
                                                            ------------    ------------    ------------
   Net gain (loss) on investments ...................            (32,818)        181,038          (4,678)
                                                            ------------    ------------    ------------
  Reinvested capital gains ..........................                -            23,283          18,278
                                                            ------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............       $    (38,209)        226,798          22,541
                                                            ============    ============    ============




                                                                                 DryEuroEq
                                                           ------------------------------------------------
                                                                   2001             2000           1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               12,084           3,040             266
  Mortality and expense risk charges (note 3) . .....               (2,772)           (647)            -
                                                             -------------    ------------     -----------
   Net investment income ............................                9,312           2,393             266
                                                             -------------    ------------     -----------

  Proceeds from mutual funds shares sold ............           18,652,837       4,915,237           9,724
  Cost of mutual fund shares sold ...................          (19,177,687)     (4,976,743)         (9,364)
                                                             -------------    ------------     -----------
   Realized gain (loss) on investments ..............             (524,850)        (61,506)            360
  Change in unrealized gain (loss)
   on investments ...................................              (19,212)         26,273           9,997
                                                             -------------    ------------     -----------
   Net gain (loss) on investments ...................             (544,062)        (35,233)         10,357
                                                             -------------    ------------     -----------
  Reinvested capital gains ..........................                  -            39,799           1,251
                                                             -------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............             (534,750)          6,959          11,874
                                                             =============    ============     ===========







                                                                                DrySRGro
                                                           ------------------------------------------------
                                                                   2001            2000             1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               14,422         133,052           1,039
  Mortality and expense risk charges (note 3) . .....              (18,091)         (5,466)           (849)
                                                              ------------    ------------    ------------
   Net investment income ............................               (3,669)        127,586             190
                                                              ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............            7,127,375       1,524,094         620,665
  Cost of mutual fund shares sold ...................           (8,449,681)     (1,237,290)       (483,300)
                                                              ------------    ------------    ------------
   Realized gain (loss) on investments ..............           (1,322,306)        286,804         137,365
  Change in unrealized gain (loss)
   on investments ...................................           (3,298,528)     (2,392,732)        901,808
                                                              ------------    ------------    ------------
   Net gain (loss) on investments ...................           (4,620,834)     (2,105,928)      1,039,173
                                                              ------------    ------------    ------------
  Reinvested capital gains ..........................                  -               -           279,678
                                                              ------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............           (4,624,503)     (1,978,342)      1,319,041
                                                              ============    ============    ============






                                                                               DryStkIx
                                                            -----------------------------------------------
                                                                 2001            2000            1999
                                                            -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       $  2,670,054       1,776,028         694,199
  Mortality and expense risk charges (note 3) . .....           (444,162)       (301,447)        (80,224)
                                                            ------------    ------------   -------------
   Net investment income ............................          2,225,892       1,474,581         613,975
                                                            ------------    ------------   -------------
  Proceeds from mutual funds shares sold ............         74,111,925      17,394,755       3,651,059
  Cost of mutual fund shares sold ...................        (87,964,956)    (13,809,069)     (3,038,322)
                                                            ------------    ------------   -------------
   Realized gain (loss) on investments ..............        (13,853,031)      3,585,686         612,737
  Change in unrealized gain (loss)
   on investments ...................................        (22,871,757)    (27,898,576)     11,117,238
                                                            ------------    ------------   -------------
   Net gain (loss) on investments ...................        (36,724,788)    (24,312,890)     11,729,975
                                                            ------------    ------------   -------------
  Reinvested capital gains ..........................          1,239,287       3,654,055         672,634
                                                            ------------    ------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............       $(33,259,609)    (19,184,254)     13,016,584
                                                            ============    ============   =============



                                                                                  DryAp
                                                           ------------------------------------------------
                                                                   2001            2000            1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              302,158         209,082         102,225
  Mortality and expense risk charges (note 3) . .....              (80,404)        (61,134)        (19,902)
                                                             -------------    ------------     -----------
   Net investment income ............................              221,754         147,948          82,323
                                                             -------------    ------------     -----------
  Proceeds from mutual funds shares sold ............           21,053,709       5,802,885       6,596,135
  Cost of mutual fund shares sold ...................          (22,138,496)     (5,449,137)     (6,226,765)
                                                             -------------    ------------     -----------
   Realized gain (loss) on investments ..............           (1,084,787)        353,748         369,370
  Change in unrealized gain (loss)
   on investments ...................................           (1,683,766)     (1,102,409)        649,339
                                                             -------------    ------------     -----------
   Net gain (loss) on investments ...................           (2,768,553)       (748,661)      1,018,709
                                                             -------------    ------------     -----------
  Reinvested capital gains ..........................                  -           355,671          68,742
                                                             -------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............           (2,546,799)       (245,042)      1,169,774
                                                             =============    ============     ===========




                                                                                 FISFedQual
                                                           ------------------------------------------------
                                                                   2001            2000            1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................            1,455,876         284,124             -
  Mortality and expense risk charges (note 3) . .....              (96,143)        (36,034)         (3,162)
                                                              ------------     -----------      ----------
   Net investment income ............................            1,359,733         248,090          (3,162)
                                                              ------------     -----------      ----------
  Proceeds from mutual funds shares sold ............           43,893,435       5,070,565         193,269
  Cost of mutual fund shares sold ...................          (38,794,865)     (4,943,810)       (195,176)
                                                              ------------     -----------      ----------
   Realized gain (loss) on investments ..............            5,098,570         126,755          (1,907)
  Change in unrealized gain (loss)
   on investments ...................................           (1,493,674)      2,975,611          40,201
                                                              ------------     -----------      ----------
   Net gain (loss) on investments ...................            3,604,896       3,102,366          38,294
                                                              ------------     -----------      ----------
  Reinvested capital gains ..........................              147,643             -               -
                                                              ------------     -----------      ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............            5,112,272       3,350,456          35,132
                                                              ============     ===========      ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                             FidVIPEIS
                                                        -----------------------------------------------
                                                               2001            2000           1999
                                                        -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $       468,833        275,597         97,065
  Mortality and expense risk charges (note 3) ..                (57,716)       (12,713)        (3,265)
                                                        ---------------   ------------   ------------
   Net investment income .......................                411,117        262,884         93,800
                                                        ---------------   ------------   ------------

  Proceeds from mutual funds shares sold .......              5,903,884      8,769,366      2,794,623
  Cost of mutual fund shares sold ..............             (6,605,102)    (9,316,337)    (2,491,032)
                                                        ---------------   ------------   ------------
   Realized gain (loss) on investments .........               (701,218)      (546,971)       303,591
  Change in unrealized gain (loss)
   on investments ..............................             (3,016,312)     1,470,791       (277,459)
                                                        ---------------   ------------   ------------
   Net gain (loss) on investments ..............             (3,717,530)       923,820         26,132
                                                        ---------------   ------------   ------------
  Reinvested capital gains .....................              1,383,058      1,063,019        214,564
                                                        ---------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $    (1,923,355)     2,249,723        334,496
                                                        ===============   ============   ============



                                                                           FidVIPGrS
                                                        ---------------------------------------------
                                                               2001           2000           1999
                                                        ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                   -           46,538          8,639
  Mortality and expense risk charges (note 3) ..              (138,980)      (106,544)       (12,917)
                                                          ------------   ------------   ------------
   Net investment income .......................              (138,980)       (60,006)        (4,278)
                                                          ------------   ------------   ------------

  Proceeds from mutual funds shares sold .......            36,018,307      8,193,032      1,070,026
  Cost of mutual fund shares sold ..............           (49,372,696)    (6,947,939)      (923,816)
                                                          ------------   ------------   ------------
   Realized gain (loss) on investments .........           (13,354,389)     1,245,093        146,210
  Change in unrealized gain (loss)
   on investments ..............................           (10,987,478)   (19,309,179)     6,093,883
                                                          ------------   ------------   ------------
   Net gain (loss) on investments ..............           (24,341,867)   (18,064,086)     6,240,093
                                                          ------------   ------------   ------------
  Reinvested capital gains .....................             6,737,804      5,556,689        543,154
                                                          ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (17,743,043)   (12,567,403)     6,778,969
                                                          ============   ============   ============




                                                                           FidVIPHIS
                                                        ---------------------------------------------
                                                               2001           2000            1999
                                                        ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             1,975,681        711,532        364,862
  Mortality and expense risk charges (note 3) ..               (29,997)       (21,719)        (1,521)
                                                          ------------    -----------    -----------
   Net investment income .......................             1,945,684        689,813        363,341
                                                          ------------    -----------    -----------

  Proceeds from mutual funds shares sold .......            10,535,993      5,669,988        926,716
  Cost of mutual fund shares sold ..............           (15,624,401)    (6,842,047)    (1,041,180)
                                                          ------------    -----------    -----------
   Realized gain (loss) on investments .........            (5,088,408)    (1,172,059)      (114,464)
  Change in unrealized gain (loss)
   on investments ..............................               462,487     (3,641,858)       103,063
                                                          ------------    -----------    -----------
   Net gain (loss) on investments ..............            (4,625,921)    (4,813,917)       (11,401)
                                                          ------------    -----------    -----------
  Reinvested capital gains .....................                   -              -           13,640
                                                          ------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........            (2,680,237)    (4,124,104)       365,580
                                                          ============    ===========    ===========



                                                                           FidVIPOvS
                                                        ------------------------------------------------
                                                               2001           2000            1999
                                                        ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................         $     1,225,302        217,766         21,110
  Mortality and expense risk charges (note 3) .                 (64,867)       (49,878)        (9,859)
                                                        ---------------    -----------    -----------
   Net investment income ......................               1,160,435        167,888         11,251
                                                        ---------------    -----------    -----------
  Proceeds from mutual funds shares sold ......              50,020,650     23,478,026      7,592,272
                                                        ---------------    -----------    -----------
  Cost of mutual fund shares sold .............             (62,510,788)   (25,243,216)    (6,861,807)
                                                        ---------------    -----------    -----------
   Realized gain (loss) on investments ........             (12,490,138)    (1,765,190)       730,465
  Change in unrealized gain (loss)
   on investments .............................               3,190,822     (4,479,931)     1,849,661
                                                        ---------------    -----------    -----------
   Net gain (loss) on investments .............              (9,299,316)    (6,245,121)     2,580,126
                                                        ---------------    -----------    -----------
  Reinvested capital gains                                    1,957,820      1,409,432         34,048
                                                        ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........         $    (6,181,061)    (4,667,801)     2,625,425
                                                        ===============    ===========    ===========




                                                                         FidVIPConS
                                                        ----------------------------------------------
                                                             2001           2000            1999
                                                        ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               307,645         93,712         26,713
  Mortality and expense risk charges (note 3) .               (50,209)       (27,798)        (4,360)
   Net investment income ......................               257,436         65,914         22,353
                                                      ---------------    -----------    -----------
  Proceeds from mutual funds shares sold ......            19,451,508      2,681,172      1,218,202
  Cost of mutual fund shares sold .............           (24,545,303)    (2,152,820)    (1,003,352)
                                                      ---------------    -----------    -----------
   Realized gain (loss) on investments ........            (5,093,795)       528,352        214,850
  Change in unrealized gain (loss)
   on investments .............................            (3,013,382)    (6,926,956)     3,006,379
                                                      ---------------    -----------    -----------
   Net gain (loss) on investments .............            (8,107,177)    (6,398,604)     3,221,229
                                                      ---------------    -----------    -----------
  Reinvested capital gains ....................             1,230,579      3,401,735        195,897
                                                      ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (6,619,162)    (2,930,955)     3,439,479
                                                      ===============    ===========    ===========





                                                                         FidVIPGrOpS
                                                        --------------------------------------------
                                                             2001            2000             1999
                                                        --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                33,972        125,878         28,246
  Mortality and expense risk charges (note 3) .               (16,898)       (11,570)        (3,130)
                                                      ---------------    -----------    -----------
   Net investment income ......................                17,074        114,308         25,116
                                                      ---------------    -----------    -----------

  Proceeds from mutual funds shares sold ......             3,974,293      2,790,417        613,535
  Cost of mutual fund shares sold .............            (5,770,316)    (2,995,674)      (559,981)
                                                      ---------------    -----------    -----------
   Realized gain (loss) on investments ........            (1,796,023)      (205,257)        53,554
  Change in unrealized gain (loss)
   on investments .............................              (394,636)    (3,225,818)       137,134
                                                      ---------------    -----------    -----------
   Net gain (loss) on investments .............            (2,190,659)    (3,431,075)       190,688
                                                      ---------------    -----------    -----------
  Reinvested capital gains ....................                   -          662,022         55,207
                                                      ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (2,173,585)    (2,654,745)       271,011
                                                      ===============    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                           JanCapAp
                                                     ------------------------------------------------
                                                             2001            2000            1999
                                                     ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      $         265,376        135,185            -
  Mortality and expense risk charges (note 3) .                (34,678)        (5,130)           -
                                                     -----------------  -------------   ----------
   Net investment income ......................                230,698        130,055            -
                                                     -----------------  -------------   ----------
  Proceeds from mutual funds shares sold ......             17,087,559      2,667,595            -
  Cost of mutual fund shares sold .............            (23,842,315)    (3,199,056)           -
                                                     -----------------  -------------   ----------
   Realized gain (loss) on investments ........             (6,754,756)      (531,461)           -
  Change in unrealized gain (loss)
   on investments .............................               (170,898)    (3,401,482)           -
                                                     -----------------  -------------   ----------
   Net gain (loss) on investments .............             (6,925,654)    (3,932,943)           -
                                                     -----------------  -------------   ----------
  Reinvested capital gains ....................                    -              -              -
                                                     -----------------  -------------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........      $      (6,694,956)    (3,802,888)           -
                                                     =================  =============   ==========




                                                                          JanGlTech
                                                     -----------------------------------------------
                                                             2001            2000             1999
                                                     -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                98,928         94,337            -
  Mortality and expense risk charges (note 3) .               (10,714)        (5,864)           -
                                                        -------------   ------------     --------
   Net investment income ......................                88,214         88,473            -
                                                        -------------   ------------     --------
  Proceeds from mutual funds shares sold ......             7,370,887      6,627,712            -
  Cost of mutual fund shares sold .............           (14,709,397)    (8,282,161)           -
                                                        -------------   ------------     --------
   Realized gain (loss) on investments ........            (7,338,510)    (1,654,449)           -
  Change in unrealized gain (loss)
   on investments .............................               249,355     (5,609,957)           -
                                                        -------------   ------------     --------
   Net gain (loss) on investments .............            (7,089,155)    (7,264,406)           -
                                                        -------------   ------------     --------
  Reinvested capital gains ....................                   -              -              -
                                                        -------------   ------------     --------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (7,000,941)    (7,175,933)           -
                                                        =============   ============     ========





                                                                      JanIntGro
                                                     -------------------------------------------
                                                             2001           2000            1999
                                                     -------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................              211,816        482,954            -
  Mortality and expense risk charges (note 3) .              (42,191)        (5,407)           -
                                                       -------------   ------------    ---------
   Net investment income ......................              169,625        477,547            -
                                                       -------------   ------------    ---------
  Proceeds from mutual funds shares sold ......           55,876,994      8,802,259            -
  Cost of mutual fund shares sold .............          (67,241,963)   (10,182,763)           -
                                                       -------------   ------------    ---------
   Realized gain (loss) on investments ........          (11,364,969)    (1,380,504)           -
  Change in unrealized gain (loss)
   on investments .............................            4,906,857     (2,809,392)           -
                                                       -------------   ------------    ---------
   Net gain (loss) on investments .............           (6,458,112)    (4,189,896)           -
                                                       -------------   ------------    ---------
  Reinvested capital gains ....................                  -              -              -
                                                       -------------   ------------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........           (6,288,487)    (3,712,349)           -
                                                       =============   ============    =========



                                                                            NSATCapAp
                                                       -----------------------------------------------
                                                              2001            2000           1999
                                                       -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        $           -           41,174         96,180
  Mortality and expense risk charges (note 3) .                 (7,359)       (10,414)        (2,498)
                                                       ---------------   ------------   ------------
   Net investment income ......................                 (7,359)        30,760         93,682
                                                       ---------------   ------------   ------------
  Proceeds from mutual funds shares sold ......              6,642,651      6,534,873      4,176,681
  Cost of mutual fund shares sold .............            (15,692,474)    (7,187,743)    (3,638,494)
                                                       ---------------   ------------   ------------
   Realized gain (loss) on investments ........             (9,049,823)      (652,870)       538,187
  Change in unrealized gain (loss)
   on investments .............................              3,255,014    (11,341,220)    (1,637,699)
                                                       ---------------   ------------   ------------
   Net gain (loss) on investments .............             (5,794,809)   (11,994,090)    (1,099,512)
                                                       ---------------   ------------   ------------
  Reinvested capital gains ....................                    -        4,845,304      1,352,393
                                                       ---------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........        $    (5,802,168)    (7,118,026)       346,563
                                                       ===============   ============   ============



                                                                          NSATMidCapIx
                                                       --------------------------------------------
                                                             2001           2000            1999
                                                       --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               66,823         24,820          1,219
  Mortality and expense risk charges (note 3) .              (12,715)        (1,304)            (9)
                                                        ------------   ------------   ------------
   Net investment income ......................               54,108         23,516          1,210
                                                        ------------   ------------   ------------
  Proceeds from mutual funds shares sold ......            8,117,826      3,068,344        104,264
  Cost of mutual fund shares sold .............           (8,732,201)    (2,777,066)       (89,446)
                                                        ------------   ------------   ------------
   Realized gain (loss) on investments ........             (614,375)       291,278         14,818
  Change in unrealized gain (loss)
   on investments .............................              601,633       (336,854)        51,305
                                                        ------------   ------------   ------------
   Net gain (loss) on investments .............              (12,742)       (45,576)        66,123
                                                        ------------   ------------   ------------
  Reinvested capital gains ....................              145,893        238,697         47,431
                                                        ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........              187,259        216,637        114,764
                                                        ============   ============   ============





                                                                            NSATEqInc
                                                       --------------------------------------------
                                                               2001          2000            1999
                                                       --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                59,949         15,802          1,722
  Mortality and expense risk charges (note 3) .                (4,625)        (1,543)           (71)
                                                           ----------    -----------   ------------
   Net investment income ......................                55,324         14,259          1,651
                                                           ----------    -----------   ------------
  Proceeds from mutual funds shares sold ......               450,083      1,130,737        116,995
  Cost of mutual fund shares sold .............              (567,535)    (1,084,332)      (100,117)
                                                           ----------    -----------   ------------
   Realized gain (loss) on investments ........              (117,452)        46,405         16,878
  Change in unrealized gain (loss)
   on investments .............................              (341,379)      (334,972)        84,114
                                                           ----------    -----------   ------------
   Net gain (loss) on investments .............              (458,831)      (288,567)       100,992
                                                           ----------    -----------   ------------
  Reinvested capital gains ....................                   -              -              202
                                                           ----------    -----------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........              (403,507)      (274,308)       102,845
                                                           ==========    ===========   ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                            NSATHIncBd
                                                       ---------------------------------------------
                                                               2001            2000           1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        $      1,415,406      1,119,466        308,481
  Mortality and expense risk charges (note 3) .                 (18,755)        (9,331)        (3,120)
                                                       ----------------   ------------    -----------
   Net investment income ......................               1,396,651      1,110,135        305,361
                                                       ----------------   ------------    -----------
  Proceeds from mutual funds shares sold ......              14,094,572      3,240,993        689,933
  Cost of mutual fund shares sold .............             (16,691,580)    (3,550,410)      (687,767)
                                                       ----------------   ------------    -----------
   Realized gain (loss) on investments ........              (2,597,008)      (309,417)         2,166
  Change in unrealized gain (loss)
   on investments .............................               1,237,276     (1,573,020)      (155,595)
                                                       ----------------   ------------    -----------
   Net gain (loss) on investments .............              (1,359,732)    (1,882,437)      (153,429)
                                                       ----------------   ------------    -----------
  Reinvested capital gains ....................                     -              -              645
                                                       ----------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........        $         36,919       (772,302)       152,577
                                                       ================   ============    ===========


                                                                       NSATEmMkt
                                                       ---------------------------------------------
                                                          2001            2000           1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................             1,263          -              -
  Mortality and expense risk charges (note 3) .               (51)         -              -
                                                      -----------    ---------      ---------
   Net investment income ......................             1,212          -              -
                                                      -----------    ---------      ---------
  Proceeds from mutual funds shares sold ......         5,129,526      641,425            -
  Cost of mutual fund shares sold .............        (5,089,410)    (644,443)           -
                                                      -----------    ---------      ---------
   Realized gain (loss) on investments ........            40,116       (3,018)           -
  Change in unrealized gain (loss)
   on investments .............................            31,257          336            -
                                                      -----------    ---------      ---------
   Net gain (loss) on investments .............            71,373       (2,682)           -
                                                      -----------    ---------      ---------
  Reinvested capital gains ....................               -            -              -
                                                      -----------    ---------      ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            72,585       (2,682)           -
                                                      ===========    =========      =========




                                                                         NSATGlobTC
                                                       ---------------------------------------------
                                                              2001           2000            1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  -              -              -
  Mortality and expense risk charges (note 3) .                 (251)           -              -
                                                        ------------       --------   ----------
   Net investment income ......................                 (251)           -              -
                                                        ------------       --------   ----------
  Proceeds from mutual funds shares sold ......              597,256          9,643            -
  Cost of mutual fund shares sold .............           (1,083,964)       (14,069)           -
                                                        ------------       --------   ----------
   Realized gain (loss) on investments ........             (486,708)        (4,426)           -
  Change in unrealized gain (loss)
   on investments .............................              108,169       (195,957)           -
                                                        ------------       --------   ----------
   Net gain (loss) on investments .............             (378,539)      (200,383)           -
                                                        ------------       --------   ----------
  Reinvested capital gains ....................                -             10,013            -
                                                        ------------       --------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........             (378,790)      (190,370)           -
                                                        ============       ========   ==========


                                                                             NSATIntGr
                                                        ----------------------------------------------
                                                                2001           2000           1999
                                                        ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................         $           403            -              -
  Mortality and expense risk charges (note 3) .                    (286)           -              -
                                                        ---------------    -----------    -----------
   Net investment income ......................                     117            -              -
                                                        ---------------    -----------    -----------

  Proceeds from mutual funds shares sold ......               2,456,617        355,202            -
  Cost of mutual fund shares sold .............              (2,488,071)      (354,541)           -
                                                        ---------------    -----------    -----------
   Realized gain (loss) on investments ........                 (31,454)           661            -

  Change in unrealized gain (loss)
   on investments .............................                   2,021            260            -
                                                        ---------------    -----------    -----------
   Net gain (loss) on investments .............                 (29,433)           921            -
                                                        ---------------    -----------    -----------
  Reinvested capital gains ....................                     -              -              -
                                                        ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........         $       (29,316)           921            -
                                                        ===============    ===========    ===========


                                                                        NSATGlob50
                                                      ----------------------------------------------
                                                             2001           2000            1999
                                                      ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               540,155        199,386          8,364
  Mortality and expense risk charges (note 3) .               (48,323)       (37,311)       (10,207)
                                                          -----------   ------------   ------------
   Net investment income ......................               491,832        162,075         (1,843)
                                                          -----------   ------------   ------------

  Proceeds from mutual funds shares sold ......             4,347,440      5,122,679      1,039,009
  Cost of mutual fund shares sold .............            (5,571,209)    (5,037,852)      (930,501)
                                                          -----------   ------------   ------------
   Realized gain (loss) on investments ........            (1,233,769)        84,827        108,508

  Change in unrealized gain (loss)
   on investments .............................            (4,809,630)    (4,336,580)       997,392
                                                          -----------   ------------   ------------
   Net gain (loss) on investments .............            (6,033,399)    (4,251,753)     1,105,900
                                                          -----------   ------------   ------------
  Reinvested capital gains ....................                   -          945,098        456,545
                                                          -----------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (5,541,567)    (3,144,580)     1,560,602
                                                          ===========   ============   ============






                                                                         NSATGvtBd
                                                       ---------------------------------------------
                                                              2001           2000           1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................             4,739,421      2,182,498        798,788
  Mortality and expense risk charges (note 3) .              (270,208)       (99,138)       (37,827)
                                                         ------------   ------------   ------------
   Net investment income ......................             4,469,213      2,083,360        760,961
                                                         ------------   ------------   ------------

  Proceeds from mutual funds shares sold ......            12,755,207      5,456,678     10,418,680
  Cost of mutual fund shares sold .............           (11,810,551)    (5,620,925)   (11,072,171)
                                                         ------------   ------------   ------------
   Realized gain (loss) on investments ........               944,656       (164,247)      (653,491)

  Change in unrealized gain (loss)
   on investments .............................              (196,849)     2,189,054       (442,511)
                                                         ------------   ------------   ------------
   Net gain (loss) on investments .............               747,807      2,024,807     (1,096,002)
                                                         ------------   ------------   ------------
  Reinvested capital gains ....................               158,118            -           35,939
                                                         ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........             5,375,138      4,108,167       (299,102)
                                                         ============   ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                              NSATBal
                                                          ----------------------------------------------
                                                                 2001           2000             1999
                                                          ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................          $     239,763         172,981          80,095
  Mortality and expense risk charges (note 3) .                 (13,565)         (5,434)         (1,605)
                                                          -------------    ------------    ------------
   Net investment income .......................                226,198         167,547          78,490
                                                          -------------    ------------    ------------
  Proceeds from mutual funds shares sold .......              2,503,497       5,501,271       2,788,299
  Cost of mutual fund shares sold ..............             (2,793,523)     (5,437,733)     (2,830,503)
                                                          -------------    ------------    ------------
   Realized gain (loss) on investments .........               (290,026)         63,538         (42,204)
  Change in unrealized gain (loss)
   on investments ..............................               (284,440)       (241,628)        (33,063)
                                                          -------------    ------------    ------------
   Net gain (loss) on investments ..............               (574,466)       (178,090)        (75,267)
                                                          -------------    ------------    ------------
  Reinvested capital gains .....................                    -               -               495
                                                          -------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........          $    (348,268)        (10,543)          3,718
                                                          =============    ============    ============



                                                                              NSATMSecBd
                                                          ------------------------------------------------
                                                                  2001            2000             1999
                                                          ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                1,968,676       1,380,209         405,079
  Mortality and expense risk charges (note 3) .                   (67,681)        (35,618)         (8,904)
                                                             ------------    ------------     -----------
   Net investment income .......................                1,900,995       1,344,591         396,175
                                                             ------------    ------------     -----------
  Proceeds from mutual funds shares sold .......                3,807,817       1,457,359         824,473
  Cost of mutual fund shares sold ..............               (3,896,507)     (1,524,119)       (850,875)
                                                             ------------    ------------     -----------
   Realized gain (loss) on investments .........                  (88,690)        (66,760)        (26,402)
  Change in unrealized gain (loss)
   on investments ..............................                 (477,943)       (112,147)       (125,056)
                                                             ------------    ------------     -----------
   Net gain (loss) on investments ..............                 (566,633)       (178,907)       (151,458)
                                                             ------------    ------------     -----------
  Reinvested capital gains .....................                      -               -               -
                                                             ------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........                1,334,362       1,165,684         244,717
                                                             ============    ============     ===========




                                                                               NSATMyMkt
                                                          ------------------------------------------------
                                                                  2001           2000              1999
                                                          ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               11,577,805      10,355,160       3,376,535
  Mortality and expense risk charges (note 3) .                  (673,043)       (307,209)       (139,891)
                                                             ------------   -------------   -------------
   Net investment income .......................               10,904,762      10,047,951       3,236,644
                                                             ------------   -------------   -------------
  Proceeds from mutual funds shares sold .......              445,900,253     263,535,916     104,229,444
  Cost of mutual fund shares sold ..............             (445,900,253)   (263,535,916)   (104,229,444)
                                                             ------------   -------------   -------------
   Realized gain (loss) on investments .........                      -               -               -
  Change in unrealized gain (loss)
   on investments ..............................                      -               -               -
                                                             ------------   -------------   -------------
   Net gain (loss) on investments ..............                      -               -               -
                                                             ------------   -------------   -------------
  Reinvested capital gains .....................                      -               -               -
                                                             ------------   -------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........               10,904,762      10,047,951       3,236,644
                                                             ============   =============   =============



                                                                             NSATSmCapG
                                                        --------------------------------------------------
                                                               2001            2000            1999
                                                        --------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $           -               -               -
  Mortality and expense risk charges (note 3) .                  (8,378)         (1,793)            (31)
                                                        ---------------    ------------   -------------
   Net investment income .......................                 (8,378)         (1,793)            (31)
                                                        ---------------    ------------   -------------

  Proceeds from mutual funds shares sold .......             58,857,290       4,671,162      11,249,953
  Cost of mutual fund shares sold ..............            (60,814,273)     (4,701,490)    (11,295,118)
                                                        ---------------    ------------   -------------
   Realized gain (loss) on investments .........             (1,956,983)        (30,328)        (45,165)
  Change in unrealized gain (loss)
   on investments ..............................                709,961      (1,279,267)      1,020,705
                                                        ---------------    ------------   -------------
   Net gain (loss) on investments ..............             (1,247,022)     (1,309,595)        975,540
                                                        ---------------    ------------   -------------
  Reinvested capital gains .....................                    -            72,445         101,886
                                                        ---------------    ------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $    (1,255,400)     (1,238,943)      1,077,395
                                                        ===============    ============   =============



                                                                         NSATSmCapV
                                                      ------------------------------------------------
                                                           2001             2000            1999
                                                      ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             11,215             -               -
  Mortality and expense risk charges (note 3) .             (25,199)         (6,507)           (609)
                                                      -------------    ------------    ------------
   Net investment income .......................            (13,984)         (6,507)           (609)
                                                      -------------    ------------    ------------

  Proceeds from mutual funds shares sold .......         11,334,811       5,713,553       1,400,366
  Cost of mutual fund shares sold ..............        (11,528,873)     (5,334,666)     (1,184,849)
                                                      -------------    ------------    ------------
   Realized gain (loss) on investments .........           (194,062)        378,887         215,517
  Change in unrealized gain (loss)
   on investments ..............................          2,708,437      (2,383,146)       (194,598)
                                                      -------------    ------------    ------------
   Net gain (loss) on investments ..............          2,514,375      (2,004,259)         20,919
                                                      -------------    ------------    ------------
  Reinvested capital gains .....................          2,816,706       2,830,882         651,318
                                                      -------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........          5,317,097         820,116         671,628
                                                      =============    ============    ============





                                                                            NSATSmCo
                                                       -----------------------------------------------
                                                              2001            2000            1999
                                                       -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               56,462           6,404             -
  Mortality and expense risk charges (note 3) .               (76,347)        (24,879)         (4,091)
                                                         ------------    ------------    ------------
   Net investment income .......................              (19,885)        (18,475)         (4,091)
                                                         ------------    ------------    ------------

  Proceeds from mutual funds shares sold .......           23,504,984       5,986,277       1,854,552
  Cost of mutual fund shares sold ..............          (30,795,484)     (4,024,143)     (1,415,009)
                                                         ------------    ------------    ------------
   Realized gain (loss) on investments .........           (7,290,500)      1,962,134         439,543
  Change in unrealized gain (loss)
   on investments ..............................            2,058,463      (6,709,330)      2,711,547
                                                         ------------    ------------    ------------
   Net gain (loss) on investments ..............           (5,232,037)     (4,747,196)      3,151,090
                                                         ------------    ------------    ------------
  Reinvested capital gains .....................                  -         6,779,344         500,536
                                                         ------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (5,251,922)      2,013,673       3,647,535
                                                         ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                           NSATStrVal
                                                        ----------------------------------------------
                                                             2001             2000             1999
                                                        ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $         8,736         12,032          5,676
  Mortality and expense risk charges (note 3) .                  (1,839)          (439)          (137)
                                                        ---------------   ------------    -----------
   Net investment income .......................                  6,897         11,593          5,539
                                                        ---------------   ------------    -----------

  Proceeds from mutual funds shares sold .......              1,397,767      6,700,644        173,459
  Cost of mutual fund shares sold ..............             (1,474,340)    (6,640,337)      (155,571)
                                                        ---------------   ------------    -----------
   Realized gain (loss) on investments .........                (76,573)        60,307         17,888
  Change in unrealized gain (loss)
   on investments ..............................                (36,458)        33,455        (70,115)
                                                        ---------------   ------------    -----------
   Net gain (loss) on investments ..............               (113,031)        93,762        (52,227)
                                                        ---------------   ------------    -----------
  Reinvested capital gains .....................                  2,958            -           22,264
                                                        ---------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $      (103,176)       105,355        (24,424)
                                                        ===============   ============    ===========



                                                                         NSATStMCap
                                                        ---------------------------------------------
                                                             2001            2000           1999
                                                        ---------------------------------------------
Investment activity:
  Reinvested dividends .........................                  -              -              -
  Mortality and expense risk charges (note 3) .               (50,333)       (36,857)        (2,128)
                                                         ------------   ------------   ------------
   Net investment income .......................              (50,333)       (36,857)        (2,128)
                                                         ------------   ------------   ------------

  Proceeds from mutual funds shares sold .......           18,357,137     10,455,471      2,132,323
  Cost of mutual fund shares sold ..............          (28,308,562)    (9,038,986)    (1,804,973)
                                                         ------------   ------------   ------------
   Realized gain (loss) on investments .........           (9,951,425)     1,416,485        327,350
  Change in unrealized gain (loss)
   on investments ..............................            1,610,021     (7,958,483)     1,323,586
                                                         ------------   ------------   ------------
   Net gain (loss) on investments ..............           (8,341,404)    (6,541,998)     1,650,936
                                                         ------------   ------------   ------------
  Reinvested capital gains .....................                  -          922,208        515,885
                                                         ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (8,391,737)    (5,656,647)     2,164,693
                                                         ============   ============   ============




                                                                            NSATTotRe
                                                        --------------------------------------------
                                                              2001            2000           1999
                                                        --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................              673,924        193,418         96,396
  Mortality and expense risk charges (note 3) .               (52,470)        (5,805)          (606)
                                                         ------------   ------------      ---------
   Net investment income .......................              621,454        187,613         95,790
                                                         ------------   ------------      ---------

  Proceeds from mutual funds shares sold .......            4,083,131      3,055,349        806,876
  Cost of mutual fund shares sold ..............           (7,355,865)    (2,710,595)      (784,668)
                                                         ------------   ------------      ---------
   Realized gain (loss) on investments .........           (3,272,734)       344,754         22,208
  Change in unrealized gain (loss)
   on investments ..............................           (5,934,402)   (13,348,541)       (33,899)
                                                         ------------   ------------      ---------
   Net gain (loss) on investments ..............           (9,207,136)   (13,003,787)       (11,691)
                                                         ------------   ------------      ---------
  Reinvested capital gains .....................            2,562,793     11,991,779        809,302
                                                         ------------   ------------      ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (6,022,889)      (824,395)       893,401
                                                         ============   ============      =========



                                                                   NSATGrFoc
                                                  ------------------------------------------
                                                       2001           2000           1999
                                                  ------------------------------------------
INVESTMENT ACTIVITY:
Reinvested dividends ........................     $       -              -              -
Mortality and expense risk charges (note 3) .             (25)           -              -
                                                  -----------     --------      ---------
 Net investment income ......................             (25)           -              -
                                                  ------------   ---------       --------
Proceeds from mutual funds shares sold ......         829,073      290,188              -
Cost of mutual fund shares sold .............        (958,233)    (317,405)             -
                                                  -----------     --------        -------
 Realized gain (loss) on investments ........        (129,160)     (27,217)             -
Change in unrealized gain (loss)
 on investments .............................          20,323       (4,210)             -
                                                  -----------     --------        -------
 Net gain (loss) on investments .............        (108,837)     (31,427)             -
                                                  -----------     --------        -------
Reinvested capital gains ....................             -              -              -
                                                  -----------     --------        -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ........     $  (108,862)     (31,427)             -
                                                  ===========     ========      =========




                                                                    NBAMTGuard
                                                ---------------------------------------------
                                                         2001           2000           1999
                                                ---------------------------------------------
INVESTMENT ACTIVITY:
Reinvested dividends ........................            26,063         16,882          3,977
Mortality and expense risk charges (note 3) .            (9,498)        (1,965)          (679)
                                                   ------------   ------------   ------------
 Net investment income ......................            16,565         14,917          3,298

Proceeds from mutual funds shares sold ......         2,893,136      1,626,130        807,995
Cost of mutual fund shares sold .............        (2,977,733)    (1,517,104)      (670,629)
                                                   ------------   ------------   ------------
 Realized gain (loss) on investments ........           (84,597)       109,026        137,366
Change in unrealized gain (loss)
 on investments .............................          (462,414)      (185,904)        77,047
                                                   ------------   ------------   ------------
 Net gain (loss) on investments .............          (547,011)       (76,878)       214,413
                                                   ------------   ------------   ------------
Reinvested capital gains ....................           372,331            -              -
                                                   ------------   ------------   ------------
   Net increase (decrease) in contract owners'
    equity resulting from operations ........          (158,115)       (61,961)       217,711
                                                   ============   ============   ============




                                                                   NBAMTMCGr
                                                ---------------------------------------------
                                                        2001           2000           1999
                                                ---------------------------------------------
INVESTMENT ACTIVITY:
Reinvested dividends ........................              -              -              -
Mortality and expense risk charges (note 3) .          (68,411)       (41,606)        (7,463)
                                                  ------------   ------------    -----------
 Net investment income ......................          (68,411)       (41,606)        (7,463)

Proceeds from mutual funds shares sold ......       33,835,251     13,583,260      7,840,757
Cost of mutual fund shares sold .............      (48,950,389)    (9,016,924)    (6,652,007)
                                                  ------------   ------------    -----------
 Realized gain (loss) on investments ........      (15,115,138)     4,566,336      1,188,750
Change in unrealized gain (loss)
 on investments .............................        5,289,162    (10,290,829)     3,039,884
                                                  ------------   ------------    -----------
 Net gain (loss) on investments .............       (9,825,976)    (5,724,493)     4,228,634
                                                  ------------   ------------    -----------
Reinvested capital gains ....................              -            6,497         37,807
                                                  ------------   ------------    -----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ........       (9,894,387)    (5,759,602)     4,258,978
                                                  ============   ============    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                            NBAMTPart
                                                       -----------------------------------------------
                                                               2001           2000            1999
                                                       -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       $        36,401         55,679         56,853
  Mortality and expense risk charges (note 3) .                (10,945)        (5,009)        (2,109)
                                                       ---------------   ------------    -----------
   Net investment income .......................                25,456         50,670         54,744
                                                       ---------------   ------------    -----------

  Proceeds from mutual funds shares sold .......             2,341,117      3,401,374        787,143
  Cost of mutual fund shares sold ..............            (2,988,462)    (3,678,166)      (785,895)
                                                       ---------------   ------------    -----------
   Realized gain (loss) on investments .........              (647,345)      (276,792)         1,248
  Change in unrealized gain (loss)
   on investments ..............................                81,935       (888,222)       196,040
                                                       ---------------   ------------    -----------
   Net gain (loss) on investments ..............              (565,410)    (1,165,014)       197,288
                                                       ---------------   ------------    -----------
  Reinvested capital gains .....................               345,807      1,184,100         98,874
                                                       ---------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       $      (194,147)        69,756        350,906
                                                       ===============   ============    ===========



                                                                        OppAggGro
                                                    ----------------------------------------------
                                                          2001            2000            1999
                                                    ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           510,407            -              -
  Mortality and expense risk charges (note 3) .            (95,553)       (52,493)        (2,942)
                                                      ------------  -------------   ------------
   Net investment income .......................           414,854        (52,493)        (2,942)
                                                      ------------  -------------   ------------

  Proceeds from mutual funds shares sold .......        16,362,515     13,833,125      1,971,772
  Cost of mutual fund shares sold ..............       (31,783,204)    (9,344,555)    (1,353,384)
                                                      ------------  -------------   ------------
   Realized gain (loss) on investments .........       (15,420,689)     4,488,570        618,388
  Change in unrealized gain (loss)
   on investments ..............................       (14,061,702)   (19,721,439)     2,906,737
                                                      ------------  -------------   ------------
   Net gain (loss) on investments ..............       (29,482,391)   (15,232,869)     3,525,125
                                                      ------------  -------------   ------------
  Reinvested capital gains .....................         7,963,996        950,033            -
                                                      ------------  -------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       (21,103,541)   (14,335,329)     3,522,183
                                                      ============  =============   ============



                                                                         OppCapAp
                                                     --------------------------------------------
                                                           2001            2000           1999
                                                     --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           362,712         26,876         10,044
  Mortality and expense risk charges (note 3) .           (114,610)       (35,238)        (4,168)
                                                      ------------   ------------    -----------
   Net investment income .......................           248,102         (8,362)         5,876
                                                      ------------   ------------    -----------

  Proceeds from mutual funds shares sold .......        17,693,448      6,304,788        993,762
  Cost of mutual fund shares sold ..............       (22,343,388)    (4,511,928)      (802,267)
                                                      ------------   ------------    -----------
   Realized gain (loss) on investments .........        (4,649,940)     1,792,860        191,495
  Change in unrealized gain (loss)
   on investments ..............................        (8,865,390)    (5,403,446)     2,561,317
                                                      ------------   ------------    -----------
   Net gain (loss) on investments ..............       (13,515,330)    (3,610,586)     2,752,812
                                                      ------------   ------------    -----------
  Reinvested capital gains .....................         5,442,934      1,434,225        110,334
                                                      ------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        (7,824,294)    (2,184,723)     2,869,022
                                                      ============   ============    ===========




                                                                             OppGlSec
                                                       ----------------------------------------------
                                                               2001            2000           1999
                                                       ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       $        37,643            -              -
  Mortality and expense risk charges (note 3) .                (21,579)        (1,051)           -
                                                       ---------------    -----------    -----------
   Net investment income .......................                16,064         (1,051)           -
                                                       ---------------    -----------    -----------
  Proceeds from mutual funds shares sold .......            19,935,590      3,569,728            -
  Cost of mutual fund shares sold ..............           (21,363,947)    (3,708,378)           -
                                                       ---------------    -----------    -----------
   Realized gain (loss) on investments .........            (1,428,357)      (138,650)           -
  Change in unrealized gain (loss)
   on investments ..............................               324,428         70,484            -
                                                       ---------------    -----------    -----------
   Net gain (loss) on investments ..............            (1,103,929)       (68,166)           -
                                                       ---------------    -----------    -----------
  Reinvested capital gains .....................               697,893            -              -
                                                       ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       $      (389,972)       (69,217)           -
                                                       ===============    ===========    ===========



                                                                         OppMSGrInc
                                                      -----------------------------------------------
                                                             2001           2000             1999
                                                      -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             118,156         38,554         10,187
  Mortality and expense risk charges (note 3) .              (18,967)       (10,265)        (2,014)
                                                         -----------   ------------    -----------
   Net investment income .......................              99,189         28,289          8,173
                                                         -----------   ------------    -----------
  Proceeds from mutual funds shares sold .......           7,977,562      1,958,100        570,677
  Cost of mutual fund shares sold ..............          (9,264,928)    (1,608,534)      (582,947)
                                                         -----------   ------------    -----------
   Realized gain (loss) on investments .........          (1,287,366)       349,566        (12,270)
  Change in unrealized gain (loss)
   on investments ..............................            (953,747)    (2,767,885)       713,752
                                                         -----------   ------------    -----------
   Net gain (loss) on investments ..............          (2,241,113)    (2,418,319)       701,482
                                                         -----------   ------------    -----------
  Reinvested capital gains .....................                 -          509,013         17,163
                                                         -----------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........          (2,141,924)    (1,881,017)       726,818
                                                         ===========   ============    ===========




                                                                         StOpp(2)
                                                     --------------------------------------------
                                                            2001           2000            1999
                                                     --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             82,454            -              -
  Mortality and expense risk charges (note 3) .             (27,488)        (1,449)           -
                                                       ------------    -----------    -----------
   Net investment income .......................             54,966         (1,449)           -
                                                       ------------    -----------    -----------
  Proceeds from mutual funds shares sold .......          3,937,637      2,262,742            -
  Cost of mutual fund shares sold ..............         (4,710,220)    (2,255,273)           -
                                                       ------------    -----------    -----------
   Realized gain (loss) on investments .........           (772,583)         7,469            -
  Change in unrealized gain (loss)
   on investments ..............................         (2,619,628)      (478,402)           -
                                                       ------------    -----------    -----------
   Net gain (loss) on investments ..............         (3,392,211)      (470,933)           -
                                                       ------------    -----------    -----------
  Reinvested capital gains .....................          2,995,244        501,505            -
                                                       ------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (342,001)        29,123            -
                                                       ============    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                               UIFEmMkt
                                                            -----------------------------------------------
                                                                 2001            2000             1999
                                                            -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................          $    209,318         151,314          85,097
  Mortality and expense risk charges (note 3) . ..                (3,684)           (963)           (166)
                                                            ------------    ------------     -----------
   Net investment income .........................               205,634         150,351          84,931
                                                            ------------    ------------     -----------
  Proceeds from mutual funds shares sold .........             9,970,308       1,344,335         218,023
  Cost of mutual fund shares sold ................            (9,895,932)     (1,256,230)       (200,881)
                                                            ------------    ------------     -----------
   Realized gain (loss) on investments ...........                74,376          88,105          17,142
  Change in unrealized gain (loss)
   on investments ................................                49,773        (119,691)         20,955
                                                            ------------    ------------     -----------
   Net gain (loss) on investments ................               124,149         (31,586)         38,097
                                                            ------------    ------------     -----------
  Reinvested capital gains .......................                   -               -               -
                                                            ------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...........          $    329,783         118,765         123,028
                                                            ============    ============     ===========



                                                                                UIFMidCapG
                                                           -----------------------------------------------
                                                                  2001             2000            1999
                                                           -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                    -               -              -
  Mortality and expense risk charges (note 3).....                (2,178)           (162)            -
   Net investment income .........................                (2,178)           (162)            -
                                                            ------------    ------------     -----------
  Proceeds from mutual funds shares sold .........             1,223,717         769,277             -
  Cost of mutual fund shares sold ................            (1,632,353)       (782,583)            -
                                                            ------------    ------------     -----------
   Realized gain (loss) on investments ...........              (408,636)        (13,306)            -
  Change in unrealized gain (loss)
   on investments ................................               (55,910)        (98,350)            -
                                                            ------------    ------------     -----------
   Net gain (loss) on investments ................              (464,546)       (111,656)            -
                                                            ------------    ------------     -----------
  Reinvested capital gains .......................                    -              800             -
                                                            ------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...........              (466,724)       (111,018)            -
                                                            ============    ============     ===========





                                                                                  UIFUSRE
                                                           -------------------------------------------------
                                                                    2001            2000            1999
                                                           -------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                  543,680         265,214          54,408
  Mortality and expense risk charges (note 3).....                  (14,079)         (2,123)         (1,163)
                                                           ----------------   -------------   -------------
   Net investment income .........................                  529,601         263,091          53,245
                                                           ----------------   -------------   -------------

  Proceeds from mutual funds shares sold .........                6,510,365      10,682,231      10,399,298
  Cost of mutual fund shares sold ................               (6,210,052)    (10,383,636)    (10,439,502)
                                                           ----------------   -------------   -------------
   Realized gain (loss) on investments ...........                  300,313         298,595         (40,204)
  Change in unrealized gain (loss)
   on investments ................................                  250,079         155,839        (130,048)
                                                           ----------------   -------------   -------------
   Net gain (loss) on investments ................                  550,392         454,434        (170,252)
                                                           ----------------   -------------   -------------
  Reinvested capital gains .......................                   99,201          25,130             -
                                                           ----------------   -------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...........                1,179,194         742,655        (117,007)
                                                           ================   =============   =============


                                                                             VEWrldEMkt
                                                           ----------------------------------------------
                                                                2001            2000            1999
                                                           ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends.........................            $         -               -               -
  Mortality and expense risk charges (note 3)..                   (2,447)         (1,640)           (139)
                                                           -------------    ------------    ------------
   Net investment income.......................                   (2,447)         (1,640)           (139)
                                                           -------------    ------------    ------------

  Proceeds from mutual funds shares sold.......               28,686,132       8,541,759       1,092,848
  Cost of mutual fund shares sold..............              (29,763,363)     (8,950,297)       (857,511)
                                                           -------------    ------------    ------------
   Realized gain (loss) on investments.........               (1,077,231)       (408,538)        235,337
  Change in unrealized gain (loss)
   on investments..............................                1,090,597      (1,655,251)        663,413
                                                           -------------    ------------    ------------
   Net gain (loss) on investments..............                   13,366      (2,063,789)        898,750
                                                           -------------    ------------    ------------
  Reinvested capital gains.....................                      -               -               -
                                                           -------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations.........            $      10,919      (2,065,429)        898,611
                                                           =============    ============    ============



                                                                              VEWrldHAs
                                                         ------------------------------------------------
                                                                2001             2000             1999
                                                         ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends............................                15,222           6,160           2,469
  Mortality and expense risk charges (note 3).....                  (584)           (124)           (295)
                                                           -------------    ------------      ----------
   Net investment income..........................                14,638           6,036           2,174
                                                           -------------    ------------      ----------

  Proceeds from mutual funds shares sold..........             1,165,958       6,042,759         718,765
  Cost of mutual fund shares sold.................            (1,224,245)     (6,013,577)       (692,370)
                                                           -------------    ------------      ----------
   Realized gain (loss) on investments............               (58,287)         29,182          26,395
  Change in unrealized gain (loss)
   on investments.................................              (147,688)         20,687          22,444
                                                           -------------    ------------      ----------
   Net gain (loss) on investments.................              (205,975)         49,869          48,839
                                                           -------------    ------------      ----------
  Reinvested capital gains........................                   -               -               -
                                                           -------------    ------------      ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations............              (191,337)         55,905          51,013
                                                           =============    ============      ==========



See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                             Total
                                                  ---------------------------------------------------------
                                                        2001                 2000               1999
                                                  ---------------------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income .....................     $     29,771,597         19,565,651          6,402,662
  Realized gain (loss) on investments .......         (180,670,480)        16,571,418          6,807,752
  Change in unrealized gain (loss)
     on investments .........................          (49,709,311)      (178,984,942)        42,568,531
  Reinvested capital gains ..................           40,368,917         50,385,356          6,941,880
                                                  ----------------    ---------------   ----------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .....         (160,239,277)       (92,462,517)        62,720,825
                                                  ----------------    ---------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ........................        1,010,149,638        947,537,536        515,112,072
  Transfers between funds ...................                  -                  -                  -
  Surrenders ................................          (51,375,627)       (10,694,705)        (2,953,250)
  Death benefits ............................           (3,332,989)           (65,736)          (165,946)
  Policy loans (net of repayments) (note 5) .           (9,466,546)        (9,821,909)        (4,792,558)
  Deductions for surrender charges (note 2d).           (3,772,586)        (1,692,311)          (378,228)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................         (106,308,018)       (63,687,230)       (28,207,228)
  Asset charges (note 3):
     FPVUL & VEL contracts ..................           (2,763,063)        (1,989,545)          (882,295)
     MSP contracts ..........................             (198,693)          (359,299)           (49,709)
     SL contracts ...........................             (549,866)          (165,436)           (99,794)
                                                  ----------------    ---------------   ----------------
       Net equity transactions ..............          832,382,250        859,061,365        477,583,064
                                                  ----------------    ---------------   ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......          672,142,973        766,598,848        540,303,889
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................        1,414,892,441        648,293,593        107,989,704
                                                  ----------------    ---------------   ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......     $  2,087,035,414      1,414,892,441        648,293,593
                                                  ================    ===============   ================

CHANGES IN UNITS:
  Beginning units ...........................          116,096,849         50,045,344          9,506,248
                                                  ----------------    ---------------   ----------------
  Units purchased ...........................          136,381,319        109,550,329         66,964,330
  Units redeemed ............................          (61,304,886)       (43,498,824)       (26,425,234)
                                                  ----------------    ---------------   ----------------
  Ending units ..............................          191,173,282        116,096,849         50,045,344
                                                  ================    ===============   ================





                                                                         ACVPIncGr
                                                     --------------------------------------------------
                                                           2001            2000                1999
                                                     --------------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income .....................               190,055         56,216             (4,525)
  Realized gain (loss) on investments .......            (1,838,222)        63,909            266,293
  Change in unrealized gain (loss)
     on investments .........................              (668,796)    (2,277,235)           692,513
  Reinvested capital gains ..................                   -              -                  -
                                                     --------------   ------------       ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .....            (2,316,963)    (2,157,110)           954,281
                                                     --------------   ------------       ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ........................            16,904,735      9,141,279          4,843,884
  Transfers between funds ...................             8,194,621      7,485,967          5,659,068
  Surrenders ................................            (6,353,743)      (307,329)           (25,955)
  Death benefits ............................               (25,257)        (1,577)            (1,531)
  Policy loans (net of repayments) (note 5) .               (56,773)       (57,111)           (99,683)
  Deductions for surrender charges (note 2d).              (480,766)       (48,631)            (3,324)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................            (1,951,663)    (1,117,246)          (410,626)
  Asset charges (note 3):
     FPVUL & VEL contracts ..................               (46,275)       (32,044)           (13,701)
     MSP contracts ..........................                (4,657)        (6,176)            (1,582)
     SL contracts ...........................                (8,572)        (4,637)            (1,422)
                                                     --------------   ------------       ------------
       Net equity transactions ..............            16,171,650     15,052,495          9,945,128
                                                     --------------   ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......            13,854,687     12,895,385         10,899,409
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................            25,030,230     12,134,845          1,235,436
                                                     --------------   ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......            38,884,917     25,030,230         12,134,845
                                                     ==============   ============       ============

CHANGES IN UNITS:
  Beginning units ...........................             2,108,572        874,749             97,382
                                                     --------------   ------------       ------------
  Units purchased ...........................             2,012,075      1,358,922            990,326
  Units redeemed ............................              (537,943)      (125,099)          (212,959)
                                                     --------------   ------------       ------------
  Ending units ..............................             3,582,704      2,108,572            874,749
                                                     ==============   ============       ============




                                                                                   ACVPInt
                                                        -------------------------------------------------------------
                                                                  2001               2000                   1999
                                                        -------------------------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income .....................                     (41,095)           (14,005)                (3,029)
  Realized gain (loss) on investments .......                 (25,475,199)         2,847,917                628,064
  Change in unrealized gain (loss)
     on investments .........................                   6,676,950        (10,029,310)             4,031,727
  Reinvested capital gains ..................                   4,068,852            445,800                    -
                                                           --------------     --------------           ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .....                 (14,770,492)        (6,749,598)             4,656,762
                                                           --------------     --------------           ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ........................                  15,964,755         17,266,035              3,440,338
  Transfers between funds ...................                   3,600,743         20,394,660              5,542,573
  Surrenders ................................                  (1,245,708)          (174,891)                (6,193)
  Death benefits ............................                     (52,127)            (5,691)                (3,352)
  Policy loans (net of repayments) (note 5) .                    (242,467)          (199,083)              (114,731)
  Deductions for surrender charges (note 2d).                     (94,258)           (27,674)                  (793)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................                  (2,510,290)        (1,602,834)              (514,310)
  Asset charges (note 3):
     FPVUL & VEL contracts ..................                     (68,490)           (60,820)               (21,791)
     MSP contracts ..........................                      (7,374)            (7,381)                  (570)
     SL contracts ...........................                      (9,576)            (7,846)                (1,478)
                                                           --------------     --------------           ------------
       Net equity transactions ..............                  15,335,208         35,574,475              8,319,693
                                                           --------------     --------------           ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......                     564,716         28,824,877             12,976,455
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................                  44,280,105         15,455,228              2,478,773
                                                           --------------     --------------           ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......                  44,844,821         44,280,105             15,455,228
                                                           ==============     ==============           ============

CHANGES IN UNITS:
  Beginning units ...........................                   3,063,338            830,394                209,297
                                                           --------------     --------------           ------------
  Units purchased ...........................                   1,803,688          2,368,251                682,334
  Units redeemed ............................                    (407,148)          (135,307)               (61,237)
                                                           --------------     --------------           ------------
  Ending units ..............................                   4,459,878          3,063,338                830,394
                                                           ==============     ==============           ============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        ACVPValue                              CSWPGPV
                                                   ----------------------------------------------  -------------------------------
                                                         2001             2000          1999             2001            2000
                                                   ----------------------------------------------  -------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     94,634          26,769           8,355            (688)         (1,199)
  Realized gain (loss) on investments ..........        784,993           5,242         (38,029)       (390,882)        225,824
  Change in unrealized gain (loss)
     on investments ............................      1,499,813         865,295        (142,040)         71,425        (716,480)
  Reinvested capital gains .....................           --            74,870          85,768            --           141,743
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      2,379,440         972,176         (85,946)       (320,145)       (350,112)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      4,837,359       2,380,936         698,376         250,521         381,654
  Transfers between funds ......................     16,354,241       2,477,656         905,970         (26,438)        297,999
  Surrenders ...................................       (440,086)       (104,084)         (7,715)        (21,815)        (12,588)
  Death benefits ...............................        (62,019)           --              --              (101)           --
  Policy loans (net of repayments) (note 5) ....        (77,901)         (8,731)        (15,452)        (34,453)         (6,839)
  Deductions for surrender charges (note 2d) ...        (33,300)        (16,470)           (988)         (1,651)         (1,992)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,132,828)       (264,459)       (132,120)        (57,060)        (83,921)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (39,218)        (10,699)         (5,363)         (2,815)         (4,492)
     MSP contracts .............................         (2,191)           (992)           (203)           (703)           (481)
     SL contracts ..............................         (5,079)           (751)           (147)           (357)           (736)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................     19,398,978       4,452,406       1,442,358         105,128         568,604
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     21,778,418       5,424,582       1,356,412        (215,017)        218,492
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      7,407,954       1,983,372         626,960       1,108,379         889,887
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 29,186,372       7,407,954       1,983,372         893,362       1,108,379
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        617,384         193,386          59,864          80,230          51,860
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................      1,682,878         464,887         171,328          28,628          43,425
  Units redeemed ...............................       (139,085)        (40,889)        (37,806)        (16,202)        (15,055)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      2,161,177         617,384         193,386          92,656          80,230
                                                   ============    ============    ============    ============    ============

                                                       CSWPGPV                        CSWPIntEq
                                                   --------------   --------------------------------------------
                                                         1999             2001            2000          1999
                                                   --------------   --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................            (154)           (824)         11,560          19,201
  Realized gain (loss) on investments ..........          86,674      (1,154,946)        242,925         115,611
  Change in unrealized gain (loss)
     on investments ............................         208,276         737,104      (1,294,832)        581,395
  Reinvested capital gains .....................            --              --           310,165            --
                                                    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         294,796        (418,666)       (730,182)        716,207
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................         170,257         361,952         467,135         386,407
  Transfers between funds ......................         306,681        (278,163)        625,009         716,698
  Surrenders ...................................          (1,792)        (67,204)        (33,371)         (6,378)
  Death benefits ...............................            --              (114)           --              --
  Policy loans (net of repayments) (note 5) ....          (2,901)        (26,312)        (16,955)         (4,356)
  Deductions for surrender charges (note 2d) ...            (229)         (5,085)         (5,281)           (817)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (61,093)       (122,795)       (157,048)       (114,080)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (1,843)         (6,614)         (8,846)         (5,328)
     MSP contracts .............................             (24)           (507)           (866)           (367)
     SL contracts ..............................             (63)           (734)           (834)           (328)
                                                    ------------    ------------    ------------    ------------
       Net equity transactions .................         408,993        (145,576)        868,943         971,451
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         703,789        (564,242)        138,761       1,687,658
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         186,098       2,424,442       2,285,681         598,023
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         889,887       1,860,200       2,424,442       2,285,681
                                                    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................          17,619         210,354         141,958          56,767
                                                    ------------    ------------    ------------    ------------
  Units purchased ..............................          38,599          37,812          84,215          98,872
  Units redeemed ...............................          (4,358)        (41,750)        (15,819)        (13,681)
                                                    ------------    ------------    ------------    ------------
  Ending units .................................          51,860         206,416         210,354         141,958
                                                    ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      CSWPVal                             DryEuroEq
                                                   -------------------------------------------  ------------------------------
                                                         2001          2000           1999           2001           2000
                                                   -------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    (5,391)        22,477          8,941          9,312          2,393
  Realized gain (loss) on investments ..........        33,836         93,144         (2,440)      (524,850)       (61,506)
  Change in unrealized gain (loss)
     on investments ............................       (66,654)        87,894         (2,238)       (19,212)        26,273
  Reinvested capital gains .....................          --           23,283         18,278           --           39,799
                                                   -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (38,209)       226,798         22,541       (534,750)         6,959
                                                   -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................       479,149        576,937        486,214      1,122,135        298,004
  Transfers between funds ......................       819,215        628,024           (106)      (279,014)     1,063,297
  Surrenders ...................................       (30,177)        (4,490)        (2,612)       (37,778)           (23)
  Death benefits ...............................          --             --             --           (1,076)          --
  Policy loans (net of repayments) (note 5) ....       (11,554)       (20,705)        (3,476)          (528)          (310)
  Deductions for surrender charges (note 2d) ...        (2,283)          (710)          (334)        (2,858)            (4)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (170,041)      (131,580)       (53,820)      (135,716)       (41,463)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (5,847)        (4,272)        (2,591)        (3,369)        (1,518)
     MSP contracts .............................          (626)          (428)           (46)          (341)          (296)
     SL contracts ..............................          (781)          (681)           (57)          (655)          (300)
                                                   -----------    -----------    -----------    -----------    -----------
       Net equity transactions .................     1,077,055      1,042,095        423,172        660,800      1,317,387
                                                   -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     1,038,846      1,268,893        445,713        126,050      1,324,346
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     2,434,534      1,165,641        719,928      1,459,019        134,673
                                                   -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 3,473,380      2,434,534      1,165,641      1,585,069      1,459,019
                                                   ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................       200,517        102,845         66,036        115,223         10,415
                                                   -----------    -----------    -----------    -----------    -----------
  Units purchased ..............................       104,429        114,059         67,676        113,434        110,285
  Units redeemed ...............................       (19,562)       (16,387)       (30,867)       (54,260)        (5,477)
                                                   -----------    -----------    -----------    -----------    -----------
  Ending units .................................       285,384        200,517        102,845        174,397        115,223
                                                   ===========    ===========    ===========    ===========    ===========

                                                     DryEuroEq                      DrySRGro
                                                   -------------   ------------------------------------------
                                                          1999          2001            2000            1999
                                                   -------------   ------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................             266         (3,669)       127,586            190
  Realized gain (loss) on investments ..........             360     (1,322,306)       286,804        137,365
  Change in unrealized gain (loss)
     on investments ............................           9,997     (3,298,528)    (2,392,732)       901,808
  Reinvested capital gains .....................           1,251           --             --          279,678
                                                     -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........          11,874     (4,624,503)    (1,978,342)     1,319,041
                                                     -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................           8,625     10,416,978      5,340,142      2,335,241
  Transfers between funds ......................         114,306      1,388,663      6,492,229      4,065,765
  Surrenders ...................................            --         (464,880)      (161,374)       (13,484)
  Death benefits ...............................            --          (77,433)        17,714        (18,063)
  Policy loans (net of repayments) (note 5) ....            --         (183,269)      (253,461)       (33,299)
  Deductions for surrender charges (note 2d) ...            --          (35,176)       (25,536)        (1,727)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................             (92)    (2,070,697)    (1,388,349)      (506,680)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................             (32)       (60,803)       (49,907)       (17,385)
     MSP contracts .............................              (8)        (3,920)        (4,193)          (332)
     SL contracts ..............................            --           (5,979)        (2,607)          (913)
                                                     -----------    -----------    -----------    -----------
       Net equity transactions .................         122,799      8,903,484      9,964,658      5,809,123
                                                     -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         134,673      4,278,981      7,986,316      7,128,164
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................            --       16,486,408      8,500,092      1,371,928
                                                     -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         134,673     20,765,389     16,486,408      8,500,092
                                                     ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................            --        1,132,559        509,172        106,093
                                                     -----------    -----------    -----------    -----------
  Units purchased ..............................          10,455      1,120,486        741,714        445,091
  Units redeemed ...............................             (40)      (348,304)      (118,327)       (42,012)
                                                     -----------    -----------    -----------    -----------
  Ending units .................................          10,415      1,904,741      1,132,559        509,172
                                                     ===========    ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        DryStkIx                                   DryAp
                                                   -----------------------------------------------    ------------------------------
                                                         2001             2000             1999             2001            2000
                                                   -----------------------------------------------    ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $   2,225,892        1,474,581          613,975          221,754        147,948
  Realized gain (loss) on investments ..........     (13,853,031)       3,585,686          612,737       (1,084,787)       353,748
  Change in unrealized gain (loss)
     on investments ............................     (22,871,757)     (27,898,576)      11,117,238       (1,683,766)    (1,102,409)
  Reinvested capital gains .....................       1,239,287        3,654,055          672,634             --          355,671
                                                   -------------    -------------    -------------    -------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (33,259,609)     (19,184,254)      13,016,584       (2,546,799)      (245,042)
                                                   -------------    -------------    -------------    -------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      78,670,945       68,654,997       41,330,848        9,000,607     13,754,528
  Transfers between funds ......................     (16,553,579)      72,727,790       57,817,925       (1,111,989)     1,480,475
  Surrenders ...................................      (9,057,375)      (1,341,027)        (626,906)        (763,458)      (176,111
  Death benefits ...............................        (767,254)           2,224          (24,555)         (96,423)          --
  Policy loans (net of repayments) (note 5) ....      (1,107,133)        (792,260)        (192,790)        (105,753)      (114,896)
  Deductions for surrender charges (note 2d) ...        (685,340)        (212,202)         (80,289)         (57,768)       (27,867)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (12,949,074)      (8,955,356)      (4,045,059)      (1,733,024)    (1,277,668)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (346,249)        (279,995)        (134,875)         (43,557)       (33,727)
     MSP contracts .............................         (32,180)         (49,600)          (4,126)          (1,513)        (5,950)
     SL contracts ..............................         (71,257)         (28,362)         (11,443)          (7,972)        (1,121)
                                                   -------------    -------------    -------------    -------------   ------------
       Net equity transactions .................      37,101,504      129,726,209       94,028,730        5,079,150     13,597,663
                                                   -------------    -------------    -------------    -------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       3,841,895      110,541,955      107,045,314        2,532,351     13,352,621
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     231,961,839      121,419,884       14,374,570       32,278,418     18,925,797
                                                   -------------    -------------    -------------    -------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 235,803,734      231,961,839      121,419,884       34,810,769     32,278,418
                                                   =============    =============    =============    =============   ============

CHANGES IN UNITS:
  Beginning units ..............................      18,907,653        8,707,267        1,136,754        2,588,042      1,466,981
                                                   -------------    -------------    -------------    -------------   ------------
  Units purchased ..............................       8,863,550       11,088,744        7,959,543        1,042,009      1,345,193
  Units redeemed ...............................      (6,481,810)        (888,358)        (389,030)        (605,411)      (224,132)
                                                   -------------    -------------    -------------    -------------   ------------
  Ending units .................................      21,289,393       18,907,653        8,707,267        3,024,640      2,588,042
                                                   =============    =============    =============    =============   ============

                                                         DryAp                            FISFedQual
                                                     -------------     -----------------------------------------------
                                                           1999            2001             2000               1999
                                                     ------------      -----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................            82,323        1,359,733          248,090           (3,162)
  Realized gain (loss) on investments ..........           369,370        5,098,570          126,755           (1,907)
  Change in unrealized gain (loss)
     on investments ............................           649,339       (1,493,674)       2,975,611           40,201
  Reinvested capital gains .....................            68,742          147,643             --               --
                                                     -------------    -------------    -------------    -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         1,169,774        5,112,272        3,350,456           35,132
                                                     -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        12,955,621       10,012,591       18,965,217        3,119,190
  Transfers between funds ......................         4,076,889      (18,061,162)      19,532,260        8,049,110
  Surrenders ...................................           (56,786)        (161,111)            --               --
  Death benefits ...............................            (6,440)         (55,447)          (5,851)            --
  Policy loans (net of repayments) (note 5) ....           (32,681)         (30,969)          (6,815)            --
  Deductions for surrender charges (note 2d) ...            (7,273)         (12,191)            --               --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................          (701,318)      (1,846,772)        (606,106)         (20,060)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (17,976)         (21,564)          (2,155)             (31)
     MSP contracts .............................              (683)          (1,043)            (611)             (21)
     SL contracts ..............................            (1,755)          (2,164)            (235)            --
                                                     -------------    -------------    -------------    -------------
       Net equity transactions .................        16,207,598      (10,179,832)      37,875,704       11,148,188
                                                     -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        17,377,372       (5,067,560)      41,226,160       11,183,320
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         1,548,425       52,409,480       11,183,320             --
                                                     -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........        18,925,797       47,341,920       52,409,480       11,183,320
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ..............................           120,461        4,818,737        1,133,916             --
                                                     -------------    -------------    -------------    -------------
  Units purchased ..............................         1,811,470        2,378,798        3,748,621        1,141,400
  Units redeemed ...............................          (464,950)      (3,155,724)         (63,800)          (7,484)
                                                     -------------    -------------    -------------    -------------
  Ending units .................................         1,466,981        4,041,811        4,818,737        1,133,916
                                                     =============    =============    =============    =============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        FidVIPEIS                            FidVIPGrS
                                                   --------------------------------------------    -----------------------------
                                                         2001            2000           1999           2001             2000
                                                   --------------------------------------------    -----------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    411,117         262,884          93,800        (138,980)        (60,006)
  Realized gain (loss) on investments ..........       (701,218)       (546,971)        303,591     (13,354,389)      1,245,093
  Change in unrealized gain (loss)
     on investments ............................     (3,016,312)      1,470,791        (277,459)    (10,987,478)    (19,309,179)
  Reinvested capital gains .....................      1,383,058       1,063,019         214,564       6,737,804       5,556,689
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (1,923,355)      2,249,723         334,496     (17,743,043)    (12,567,403)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     13,788,407       7,850,333       4,448,956      40,138,736      37,211,019
  Transfers between funds ......................     18,394,027       4,967,158       6,896,656      (7,406,015)     39,402,444
  Surrenders ...................................       (792,454)       (341,944)        (80,452)     (5,421,805)       (572,831)
  Death benefits ...............................       (202,403)         (6,617)         (1,391)        (85,131)        (17,086)
  Policy loans (net of repayments) (note 5) ....       (163,750)       (315,976)       (144,802)       (455,745)       (799,676)
  Deductions for surrender charges (note 2d) ...        (59,962)        (54,109)        (10,304)       (410,249)        (90,644)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (3,127,024)     (1,698,463)     (1,124,439)     (7,373,061)     (5,241,119)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (99,874)        (68,189)        (43,634)       (212,959)       (178,345)
     MSP contracts .............................         (7,057)         (4,739)         (1,965)        (13,536)        (24,381)
     SL contracts ..............................        (11,473)         (5,991)         (1,316)        (27,391)        (12,861)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................     27,718,437      10,321,463       9,937,309      18,732,844      69,676,520
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     25,795,082      12,571,186      10,271,805         989,801      57,109,117
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     28,612,353      16,041,167       5,769,362      99,536,403      42,427,286
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 54,407,435      28,612,353      16,041,167     100,526,204      99,536,403
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      2,297,584       1,374,484         517,910       6,561,226       2,322,709
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................      2,813,226       1,252,718         975,907       3,919,641       4,664,500
  Units redeemed ...............................       (372,658)       (329,618)       (119,333)     (2,359,294)       (425,983)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      4,738,152       2,297,584       1,374,484       8,121,573       6,561,226
                                                   ============    ============    ============    ============    ============



                                                      FidVIPGrS                      FidVIPHIS
                                                   -------------   ----------------------------------------------
                                                         1999           2001            2000             1999
                                                   -------------   ----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (4,278)      1,945,684         689,813         363,341
  Realized gain (loss) on investments ..........        146,210      (5,088,408)     (1,172,059)       (114,464)
  Change in unrealized gain (loss)
     on investments ............................      6,093,883         462,487      (3,641,858)        103,063
  Reinvested capital gains .....................        543,154            --              --            13,640
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      6,778,969      (2,680,237)     (4,124,104)        365,580
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     13,666,314       5,988,955       7,533,788       2,442,012
  Transfers between funds ......................     20,406,545       1,708,086       3,220,351       3,417,897
  Surrenders ...................................        (63,057)     (2,262,302)       (716,896)        (30,819)
  Death benefits ...............................        (10,491)        (23,795)           --            (1,204)
  Policy loans (net of repayments) (note 5) ....       (177,397)        (66,288)         (1,732)       (134,160)
  Deductions for surrender charges (note 2d) ...         (8,076)       (171,180)       (113,440)         (3,947)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,671,275)       (963,420)       (677,508)       (455,068)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (55,807)        (24,816)        (22,619)        (18,072)
     MSP contracts .............................         (2,486)         (2,294)         (3,871)         (1,135)
     SL contracts ..............................         (3,848)         (4,741)         (2,510)         (1,596)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................     32,080,422       4,178,205       9,215,563       5,213,908
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     38,859,391       1,497,968       5,091,459       5,579,488
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      3,567,895      14,195,423       9,103,964       3,524,476
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     42,427,286      15,693,391      14,195,423       9,103,964
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        256,014       1,807,889         895,631         368,766
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................      2,192,613       1,016,232       1,222,377         623,361
  Units redeemed ...............................       (125,918)       (547,634)       (310,119)        (96,496)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................      2,322,709       2,276,487       1,807,889         895,631
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        FidVIPOvS                            FidVIPConS
                                                   --------------------------------------------    -----------------------------
                                                         2001            2000           1999            2001            2000
                                                   --------------------------------------------    -----------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $  1,160,435         167,888          11,251         257,436          65,914
  Realized gain (loss) on investments ..........    (12,490,138)     (1,765,190)        730,465      (5,093,795)        528,352
  Change in unrealized gain (loss)
     on investments ............................      3,190,822      (4,479,931)      1,849,661      (3,013,382)     (6,926,956)
  Reinvested capital gains .....................      1,957,820       1,409,432          34,048       1,230,579       3,401,735
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (6,181,061)     (4,667,801)      2,625,425      (6,619,162)     (2,930,955)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     10,190,419       8,505,042       1,371,398      15,319,963      13,331,258
  Transfers between funds ......................       (546,602)      8,652,600       8,415,589       3,681,440      16,551,717
  Surrenders ...................................     (5,250,024)       (105,541)        (26,372)       (995,784)       (475,190)
  Death benefits ...............................        (56,878)        (10,322)           (308)        (90,406)        (21,261)
  Policy loans (net of repayments) (note 5) ....        (64,044)        (59,458)        (21,644)       (394,100)       (383,633)
  Deductions for surrender charges (note 2d) ...       (397,251)        (16,701)         (3,377)        (75,347)        (75,193)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,432,362)     (1,042,254)       (318,257)     (4,535,549)     (3,087,387)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (33,180)        (27,681)        (10,339)       (150,018)       (119,105)
     MSP contracts .............................         (1,604)         (7,325)           (724)         (5,104)        (13,801)
     SL contracts ..............................         (6,274)         (2,147)           (955)        (18,408)         (4,789)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      2,402,200      15,886,213       9,405,011      12,736,687      25,702,616
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (3,778,861)     11,218,412      12,030,436       6,117,525      22,771,661
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     24,323,563      13,105,151       1,074,715      47,371,947      24,600,286
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 20,544,702      24,323,563      13,105,151      53,489,472      47,371,947
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      2,097,033         897,019          95,893       3,295,764       1,555,137
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................      1,124,267       1,314,737         863,392       1,623,710       2,019,106
  Units redeemed ...............................       (992,359)       (114,723)        (62,266)       (655,508)       (278,479)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      2,228,941       2,097,033         897,019       4,263,966       3,295,764
                                                   ============    ============    ============    ============    ============


                                                    FidVIPConS                       FidVIPGrOpS
                                                   ------------    ---------------------------------------------
                                                        1999             2001           2000             1999
                                                   ------------    ---------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         22,353          17,074         114,308          25,116
  Realized gain (loss) on investments ..........        214,850      (1,796,023)       (205,257)         53,554
  Change in unrealized gain (loss)
     on investments ............................      3,006,379        (394,636)     (3,225,818)        137,134
  Reinvested capital gains .....................        195,897            --           662,022          55,207
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      3,439,479      (2,173,585)     (2,654,745)        271,011
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      6,884,353       4,061,107       4,026,349       3,045,388
  Transfers between funds ......................     11,647,164         600,250       4,007,402       5,377,081
  Surrenders ...................................       (454,009)       (236,679)       (106,913)       (191,409)
  Death benefits ...............................         (4,599)        (18,957)        (14,827)         (1,216)
  Policy loans (net of repayments) (note 5) ....       (155,019)       (102,112)       (182,797)        (42,620)
  Deductions for surrender charges (note 2d) ...        (58,146)        (17,909)        (16,918)        (24,514)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,389,362)     (1,325,485)     (1,045,761)       (632,760)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (50,526)        (41,292)        (39,737)        (23,008)
     MSP contracts .............................         (1,103)         (2,602)         (3,764)         (1,943)
     SL contracts ..............................         (2,492)         (4,804)         (3,068)         (1,552)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................     16,416,261       2,911,517       6,619,966       7,503,447
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     19,855,740         737,932       3,965,221       7,774,458
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      4,744,546      14,159,293      10,194,072       2,419,614
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     24,600,286      14,897,225      14,159,293      10,194,072
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        365,486       1,359,801         798,468         194,457
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................      1,338,819         601,865         797,422         679,802
  Units redeemed ...............................       (149,168)       (278,588)       (236,089)        (75,791)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................      1,555,137       1,683,078       1,359,801         798,468
                                                   ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                    JanCapAp                             JanGlTech
                                                   -----------------------------------  ----------------------------------
                                                         2001            2000     1999       2001           2000     1999
                                                   -----------------------------------  ----------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    230,698         130,055    -         88,214          88,473    -
  Realized gain (loss) on investments ..........     (6,754,756)       (531,461)   -     (7,338,510)     (1,654,449)   -
  Change in unrealized gain (loss)
     on investments ............................       (170,898)     (3,401,482)   -        249,355      (5,609,957)   -
  Reinvested capital gains .....................           --              --      -           --              --      -
                                                   ------------    ------------   ---   -----------     -----------  ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (6,694,956)     (3,802,888)   -     (7,000,941)     (7,175,933)   -
                                                   ------------    ------------   ---   -----------     -----------  ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     10,087,668       4,655,897    -      7,602,918       5,576,181    -
  Transfers between funds ......................      8,106,584      22,374,018    -      1,847,915      18,371,062    -
  Surrenders ...................................       (301,372)        (74,366)   -       (488,064)        (65,589)   -
  Death benefits ...............................        (70,562)           --      -         (8,194)           (282)   -
  Policy loans (net of repayments) (note 5) ....       (120,940)        (27,728)   -        (43,323)        (67,411)   -
  Deductions for surrender charges (note 2d) ...        (22,804)        (11,767)   -        (36,930)        (10,379)   -
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (2,452,006)       (892,334)   -     (1,585,925)       (930,882)   -
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (70,990)        (33,096)   -        (45,749)        (32,832)   -
     MSP contracts .............................         (2,884)         (4,072)   -         (1,223)         (5,353)   -
     SL contracts ..............................         (9,847)         (1,406)   -         (5,981)           (670)   -
                                                   ------------    ------------   ---   -----------     -----------  ---
       Net equity transactions .................     15,142,847      25,985,146    -      7,235,444      22,833,845    -
                                                   ------------    ------------   ---   -----------     -----------  ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      8,447,891      22,182,258    -        234,503      15,657,912    -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     22,182,258            --      -     15,657,912            --      -
                                                   ------------    ------------   ---   -----------     -----------  ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 30,630,149      22,182,258    -     15,892,415      15,657,912    -
                                                   ============    ============   ===   ===========     ===========  ===

CHANGES IN UNITS:
  Beginning units ..............................      2,695,290            --      -      2,380,162            --      -
                                                   ------------    ------------   ---   -----------     -----------  ---
  Units purchased ..............................      2,555,765       2,815,308    -      2,389,863       2,513,806    -
  Units redeemed ...............................       (481,485)       (120,018)   -       (912,397)       (133,644)   -
                                                   ------------    ------------   ---   -----------     -----------  ---
  Ending units .................................      4,769,570       2,695,290    -      3,857,628       2,380,162    -
                                                   ============    ============   ===   ===========     ===========  ===

                                                                   JanIntGro
                                                    -----------------------------------
                                                        2001            2000      1999
                                                    ------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................        169,625         477,547    --
  Realized gain (loss) on investments ..........    (11,364,969)     (1,380,504)   --
  Change in unrealized gain (loss)
     on investments ............................      4,906,857      (2,809,392)   --
  Reinvested capital gains .....................           --              --      --
                                                    -----------     -----------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (6,288,487)     (3,712,349)   --
                                                    -----------     -----------   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     13,346,220       3,860,854    --
  Transfers between funds ......................     10,737,224      19,317,238    --
  Surrenders ...................................       (254,359)        (64,857)   --
  Death benefits ...............................        (51,142)         (1,321)   --
  Policy loans (net of repayments) (note 5) ....       (111,482)        (44,077)   --
  Deductions for surrender charges (note 2d) ...        (19,246)        (10,263)   --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (2,088,452)       (688,560)   --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (57,868)        (25,778)   --
     MSP contracts .............................         (2,238)         (2,921)   --
     SL contracts ..............................         (6,975)           (733)   --
                                                    -----------     -----------   ---
       Net equity transactions .................     21,491,682      22,339,582    --
                                                    -----------     -----------   ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     15,203,195      18,627,233    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     18,627,233            --      --
                                                    -----------     -----------   ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     33,830,428      18,627,233    --
                                                    ===========     ===========   ===

CHANGES IN UNITS:
  Beginning units ..............................      2,253,062            --      --
                                                    -----------     -----------   ---
  Units purchased ..............................      3,505,685       2,353,803    --
  Units redeemed ...............................       (400,617)       (100,741)   --
                                                    -----------     -----------   ---
  Ending units .................................      5,358,130       2,253,062    --
                                                    ===========     ===========   ===


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      NSATCapAp                              NSATMidCapIx
                                                   ---------------------------------------------   -----------------------------
                                                        2001            2000           1999              2001            2000
                                                   ---------------------------------------------   -----------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     (7,359)         30,760          93,682          54,108          23,516
  Realized gain (loss) on investments ..........     (9,049,823)       (652,870)        538,187        (614,375)        291,278
  Change in unrealized gain (loss)
     on investments ............................      3,255,014     (11,341,220)     (1,637,699)        601,633        (336,854)
  Reinvested capital gains .....................           --         4,845,304       1,352,393         145,893         238,697
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (5,802,168)     (7,118,026)        346,563         187,259         216,637
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      5,717,712       8,485,213       9,062,429       4,313,632       1,349,384
  Transfers between funds ......................     (3,464,155)      1,967,580       7,693,905       7,424,370       4,514,754
  Surrenders ...................................       (662,031)       (306,983)       (206,070)       (158,510)         (1,416)
  Death benefits ...............................        (35,835)         10,787         (17,696)        (19,824)           --
  Policy loans (net of repayments) (note 5) ....       (121,485)       (245,557)        (72,988)        (45,778)         (1,227)
  Deductions for surrender charges (note 2d) ...        (50,094)        (48,576)        (26,392)        (11,994)           (224)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,928,000)     (2,322,085)     (1,637,150)       (922,352)       (182,757)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (59,480)        (83,996)        (57,366)        (26,787)         (7,127)
     MSP contracts .............................         (3,712)         (5,475)         (1,785)         (1,036)         (2,018)
     SL contracts ..............................         (5,083)         (4,898)         (1,205)         (7,302)           (272)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................       (612,163)      7,446,010      14,735,682      10,544,419       5,669,097
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (6,414,331)        327,984      15,082,245      10,731,678       5,885,734
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     21,723,803      21,395,819       6,313,574       6,706,080         820,346
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 15,309,472      21,723,803      21,395,819      17,437,758       6,706,080
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      2,348,405       1,644,036         485,911         447,279          61,224
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        868,642       1,198,867       1,379,462         842,197         399,626
  Units redeemed ...............................       (990,546)       (494,498)       (221,337)        (90,317)        (13,571)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      2,226,501       2,348,405       1,644,036       1,199,159         447,279
                                                   ============    ============    ============    ============    ============

                                                    NSATMidCapIx                       NSATEqInc
                                                   -------------   -----------------------------------------------
                                                        1999               2001           2000           1999
                                                   -------------   -----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................           1,210          55,324          14,259           1,651
  Realized gain (loss) on investments ..........          14,818        (117,452)         46,405          16,878
  Change in unrealized gain (loss)
     on investments ............................          51,305        (341,379)       (334,972)         84,114
  Reinvested capital gains .....................          47,431            --              --               202
                                                    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         114,764        (403,507)       (274,308)        102,845
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................          29,706       1,335,353         473,028         100,722
  Transfers between funds ......................         418,208       2,490,417       1,253,216         527,196
  Surrenders ...................................            (445)        (74,711)         (6,869)           (207)
  Death benefits ...............................            --            (6,873)           --              --
  Policy loans (net of repayments) (note 5) ....          (3,245)            756         (32,403)         (1,768)
  Deductions for surrender charges (note 2d) ...             (57)         (5,653)         (1,087)            (26)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (35,179)       (295,375)       (157,503)        (48,952)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (2,054)         (8,213)         (5,044)         (1,993)
     MSP contracts .............................             (35)           (850)           (589)            (80)
     SL contracts ..............................             (34)           (743)           (503)            (77)
                                                    ------------    ------------    ------------    ------------
       Net equity transactions .................         406,865       3,434,108       1,522,246         574,815
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         521,629       3,030,601       1,247,938         677,660
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         298,717       2,169,612         921,674         244,014
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         820,346       5,200,213       2,169,612         921,674
                                                    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................          26,958         180,572          67,642          21,211
                                                    ------------    ------------    ------------    ------------
  Units purchased ..............................          37,816         386,266         135,367          51,440
  Units redeemed ...............................          (3,550)        (38,446)        (22,437)         (5,009)
                                                    ------------    ------------    ------------    ------------
  Ending units .................................          61,224         528,392         180,572          67,642
                                                    ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATHIncBd                            NSATEmMkt
                                                   ---------------------------------------------  ------------------------------
                                                        2001            2000            1999              2001          2000
                                                   ---------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $  1,396,651       1,110,135         305,361           1,212            --
  Realized gain (loss) on investments ..........     (2,597,008)       (309,417)          2,166          40,116          (3,018)
  Change in unrealized gain (loss)
     on investments ............................      1,237,276      (1,573,020)       (155,595)         31,257             336
  Reinvested capital gains .....................           --              --               645            --              --
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         36,919        (772,302)        152,577          72,585          (2,682)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      1,942,949       5,531,190       4,145,976          86,450             430
  Transfers between funds ......................     (6,906,064)      2,945,536       3,041,733         886,606          23,571
  Surrenders ...................................       (202,910)       (202,047)         (1,402)            (24)           --
  Death benefits ...............................        (30,268)           (243)           --              (173)           --
  Policy loans (net of repayments) (note 5) ....        (23,836)         27,348          (1,976)         (3,481)           --
  Deductions for surrender charges (note 2d) ...        (15,354)        (31,972)           (180)             (2)           --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (477,273)       (295,849)       (134,672)        (29,062)           (398)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (10,073)         (5,820)         (4,222)           (892)            (17)
     MSP contracts .............................           (800)           (873)            (16)           (431)           --
     SL contracts ..............................         (2,394)           (176)           (549)           (201)            (73)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................     (5,726,023)      7,967,094       7,044,692         938,790          23,513
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (5,689,104)      7,194,792       7,197,269       1,011,375          20,831
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     15,363,078       8,168,286         971,017          20,831            --
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $  9,673,974      15,363,078       8,168,286       1,032,206          20,831
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      1,660,401         805,022          92,454           2,391            --
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        435,364         918,997         756,587         126,952           2,438
  Units redeemed ...............................     (1,123,090)        (63,618)        (44,019)         (4,375)            (47)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................        972,675       1,660,401         805,022         124,968           2,391
                                                   ============    ============    ============    ============    ============



                                                   NSATEmMkt             NSATGlobTC
                                                   ---------  ------------------------------------
                                                     1999      2001            2000      1999
                                                   ------     ------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................      -           (251)           --      --
  Realized gain (loss) on investments ..........      -       (486,708)         (4,426)   --
  Change in unrealized gain (loss)
     on investments ............................      -        108,169        (195,957)   --
  Reinvested capital gains .....................      -           --            10,013    --
                                                     ---  ------------    ------------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      -       (378,790)       (190,370)   --
                                                     ---  ------------    ------------   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      -        308,149          36,330    --
  Transfers between funds ......................      -        822,431         719,894    --
  Surrenders ...................................      -         (6,202)           --      --
  Death benefits ...............................      -           (158)           --      --
  Policy loans (net of repayments) (note 5) ....      -         (6,402)            (22)   --
  Deductions for surrender charges (note 2d) ...      -           (469)           --      --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      -       (101,924)        (14,760)   --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................      -         (3,053)           (358)   --
     MSP contracts .............................      -           (190)             (4)   --
     SL contracts ..............................      -           (128)           (108)   --
                                                     ---  ------------    ------------   ---
       Net equity transactions .................      -      1,012,054         740,972    --
                                                     ---   ------------    ------------  ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      -        633,264         550,602    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      -        550,602            --      --
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      -      1,183,866         550,602    --
                                                     ===   ============    ============  ===

CHANGES IN UNITS:
  Beginning units ..............................     ---         91,498            --      --
                                                      -   ------------    ------------    ---
  Units purchased ..............................      -        293,293          92,911    --
  Units redeemed ...............................      -        (41,146)         (1,413)   --
                                                      -   ------------    ------------    ---
  Ending units .................................      -        343,645          91,498    --
                                                    ===   ============    ============    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATIntGr                         NSATGlob50
                                                   -------------------------------------------  ------------------------------
                                                         2001            2000         1999            2001            2000
                                                   -------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $        117            --            --           491,832         162,075
  Realized gain (loss) on investments ..........        (31,454)            661          --        (1,223,769)         84,827
  Change in unrealized gain (loss)
     on investments ............................          2,021             260          --        (4,809,630)     (4,336,580)
  Reinvested capital gains .....................           --              --            --              --           945,098
                                                   ------------    ------------    ------------    ----------      ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        (29,316)            921          --        (5,541,567)     (3,144,580)
                                                   ------------    ------------    ------------    ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        102,832           1,248          --        12,723,229      12,463,148
  Transfers between funds ......................        198,272          23,447          --          (640,442)      2,956,853
  Surrenders ...................................           (772)           --            --          (907,039)        (17,060)
  Death benefits ...............................           --              --            --           (29,301)           --
  Policy loans (net of repayments) (note 5) ....           (243)           --            --           (44,008)        (18,038)
  Deductions for surrender charges (note 2d) ...            (58)           --            --           (68,633)         (2,700)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................        (12,270)           (576)         --          (608,881)       (486,956)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (369)            (20)         --           (11,299)        (10,018)
     MSP contracts .............................           (110)           --            --              (575)        (54,582)
     SL contracts ..............................            (28)            (73)         --           (75,060)           (649)
                                                   ------------    ------------    ------------    ----------      ----------
       Net equity transactions .................        287,254          24,026          --        10,337,991      14,829,998
                                                   ------------    ------------    ------------    ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        257,938          24,947          --         4,796,424      11,685,418
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         24,947            --            --        26,985,394      15,299,976
                                                   ------------    ------------    ------------    ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $    282,885          24,947          --        31,781,818      26,985,394
                                                   ============    ============    ============    ==========      ==========

CHANGES IN UNITS:
  Beginning units ..............................          2,697            --            --         2,256,557       1,116,697
                                                   ------------    ------------    ------------    ----------      ----------
  Units purchased ..............................         42,203           2,770          --         1,327,934       1,201,157
  Units redeemed ...............................         (1,979)            (73)         --          (313,278)        (61,297)
                                                   ------------    ------------    ------------    ----------      ----------
  Ending units .................................         42,921           2,697          --         3,271,213       2,256,557
                                                   ============    ============    ============    ==========      ==========


                                                      NSATGlob50                      NSATGvtBd
                                                   --------------   -----------------------------------------------
                                                          1999            2001            2000            1999
                                                   --------------   -----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................           (1,843)      4,469,213       2,083,360         760,961
  Realized gain (loss) on investments ..........          108,508         944,656        (164,247)       (653,491)
  Change in unrealized gain (loss)
     on investments ............................          997,392        (196,849)      2,189,054        (442,511)
  Reinvested capital gains .....................          456,545         158,118            --            35,939
                                                     ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        1,560,602       5,375,138       4,108,167        (299,102)
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        1,045,536      30,655,820      17,668,928       5,188,264
  Transfers between funds ......................       12,602,010      37,359,271       9,887,594      10,824,196
  Surrenders ...................................         (149,120)       (323,902)        (72,334)         (7,882)
  Death benefits ...............................             (783)       (241,226)           (652)           (779)
  Policy loans (net of repayments) (note 5) ....           (3,556)       (304,285)       (103,358)        (10,210)
  Deductions for surrender charges (note 2d) ...          (19,098)        (24,509)        (11,446)         (1,010)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (215,865)     (3,143,662)     (1,298,442)       (747,310)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (4,771)        (46,681)        (21,054)        (13,896)
     MSP contracts .............................              (78)        (11,073)         (3,139)         (3,046)
     SL contracts ..............................           (8,899)         (6,758)         (7,679)         (1,057)
                                                     ------------    ------------    ------------    ------------
       Net equity transactions .................       13,245,376      63,912,995      26,038,418      15,227,270
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       14,805,978      69,288,133      30,146,585      14,928,168
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................          493,998      49,772,661      19,626,076       4,697,908
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........       15,299,976     119,060,794      49,772,661      19,626,076
                                                     ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................           41,464       4,270,820       1,882,004         436,992
                                                     ------------    ------------    ------------    ------------
  Units purchased ..............................        1,104,898       5,632,298       2,670,982       1,601,216
  Units redeemed ...............................          (29,665)       (334,435)       (282,166)       (156,204)
                                                     ------------    ------------    ------------    ------------
  Ending units .................................        1,116,697       9,568,683       4,270,820       1,882,004
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATBal                              NSATMSecBd
                                                   ---------------------------------------------  --------------------------------
                                                        2001            2000            1999            2001           2000
                                                   ---------------------------------------------  --------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    226,198         167,547          78,490       1,900,995       1,344,591
  Realized gain (loss) on investments ..........       (290,026)         63,538         (42,204)        (88,690)        (66,760)
  Change in unrealized gain (loss)
     on investments ............................       (284,440)       (214,628)        (33,063)       (477,943)       (112,147)
  Reinvested capital gains .....................           --              --               495            --              --
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (348,268)        (10,543)          3,718       1,334,362       1,165,684
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,262,506       1,988,633       1,611,897      12,132,219       9,346,749
  Transfers between funds ......................      3,546,264       1,908,503       1,487,269       1,601,401       3,298,958
  Surrenders ...................................       (291,289)       (157,913)       (107,959)     (1,045,750)        (62,839)
  Death benefits ...............................         (4,798)        (11,305)           --           (19,778)           --
  Policy loans (net of repayments) (note 5) ....       (104,338)        (49,949)        (10,080)        (58,777)        (10,119)
  Deductions for surrender charges (note 2d) ...        (22,041)        (24,988)        (13,826)        (79,128)         (9,943)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (708,814)       (312,300)       (211,528)       (885,477)       (538,746)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (19,653)        (10,757)         (6,440)        (12,804)         (8,327)
     MSP contracts .............................         (2,465)         (2,649)           (439)         (1,291)        (37,227)
     SL contracts ..............................         (4,164)         (1,847)           (638)        (65,836)           (891)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      5,651,208       3,325,428       2,748,256      11,564,779      11,977,615
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      5,302,940       3,314,885       2,751,974      12,899,141      13,143,299
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      6,798,298       3,483,413         731,439      26,316,626      13,173,327
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 12,101,238       6,798,298       3,483,413      39,215,767      26,316,626
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        648,063         327,982          67,709       2,433,129       1,283,724
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        698,378         449,447         353,956       1,279,025       1,242,287
  Units redeemed ...............................       (150,242)       (129,366)        (93,683)       (220,960)        (92,882)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      1,196,199         648,063         327,982       3,491,194       2,433,129
                                                   ============    ============    ============    ============    ============


                                                    NSATMSecBd                     NSATMyMkt
                                                   -------------   ----------------------------------------------
                                                       1999            2001           2000              1999
                                                   -------------   ----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................        396,175      10,904,762      10,047,951       3,236,644
  Realized gain (loss) on investments ..........        (26,402)           --              --              --
  Change in unrealized gain (loss)
     on investments ............................       (125,056)           --              --              --
  Reinvested capital gains .....................           --              --              --              --
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        244,717      10,904,762      10,047,951       3,236,644
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,583,938     535,199,396     551,344,398     352,373,390
  Transfers between funds ......................      8,648,087    (253,501,490)   (450,193,315)   (230,478,324)
  Surrenders ...................................         (4,080)     (5,384,696)     (1,793,468)       (235,503)
  Death benefits ...............................             21        (581,176)           --           (27,182)
  Policy loans (net of repayments) (note 5) ....         (7,035)     (2,986,273)     (3,989,346)     (2,684,887)
  Deductions for surrender charges (note 2d) ...           (523)       (407,441)       (283,795)        (30,161)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (202,496)    (19,115,629)    (11,953,409)     (7,099,744)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (5,111)       (375,913)       (251,927)       (155,882)
     MSP contracts .............................           (340)        (32,277)        (45,487)        (18,983)
     SL contracts ..............................         (6,384)        (75,622)        (26,948)        (43,454)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................     12,006,077     252,738,879      82,806,703     111,599,270
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     12,250,794     263,643,641      92,854,654     114,835,914
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        922,533     232,825,649     139,970,995      25,135,081
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     13,173,327     496,469,290     232,825,649     139,970,995
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................         90,322      20,561,523      13,058,280       2,395,406
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................      1,252,855      55,397,839      44,348,389      33,458,797
  Units redeemed ...............................        (59,453)    (33,566,573)    (36,845,146)    (22,795,923)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................      1,283,724      42,392,789      20,561,523      13,058,280
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATSmCapG                           NSATSmCapV
                                                   ----------------------------------------------  ------------------------------
                                                         2001            2000          1999              2001            2000
                                                   ----------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     (8,378)         (1,793)            (31)        (13,984)         (6,507)
  Realized gain (loss) on investments ..........     (1,956,983)        (30,328)        (45,165)       (194,062)        378,887
  Change in unrealized gain (loss)
     on investments ............................        709,961      (1,279,267)      1,020,705       2,708,437      (2,383,146)
  Reinvested capital gains .....................           --            72,445         101,886       2,816,706       2,830,882
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (1,255,400)     (1,238,943)      1,077,395       5,317,097         820,116
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,598,455       1,154,557       1,120,048       9,016,474       4,858,757
  Transfers between funds ......................      3,410,637       4,644,251         516,673      15,412,364       6,033,116
  Surrenders ...................................     (1,642,218)         (1,187)           --          (446,243)        (80,683)
  Death benefits ...............................        (10,089)           --              --           (64,080)           --
  Policy loans (net of repayments) (note 5) ....        (33,956)        (11,214)           --          (282,493)        (42,449)
  Deductions for surrender charges (note 2d) ...         (9,433)           (188)           --           (33,766)        (12,767)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (661,890)       (216,886)         (3,049)     (2,011,182)       (687,469)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (19,997)         (7,874)           (190)        (69,206)        (26,379)
     MSP contracts .............................           (739)         (1,016)            (16)         (3,299)         (2,432)
     SL contracts ..............................         (2,320)           (401)            (68)         (8,441)         (1,182)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      4,628,450       5,560,042       1,633,398      21,510,128      10,038,512
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      3,373,050       4,321,099       2,710,793      26,827,225      10,858,628
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      7,031,892       2,710,793            --        15,234,367       4,375,739
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 10,404,942       7,031,892       2,710,793      42,061,592      15,234,367
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        409,600         132,226            --         1,106,081         354,123
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        442,794         290,611         132,396       1,533,024         821,558
  Units redeemed ...............................       (171,562)        (13,237)           (170)       (206,769)        (69,600)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................        680,832         409,600         132,226       2,432,336       1,106,081
                                                   ============    ============    ============    ============    ============


                                                      NSATSmCapV                        NSATSmCo
                                                   ---------------   ----------------------------------------------
                                                          1999             2001           2000            1999
                                                   ---------------   ----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................             (609)        (19,885)        (18,475)         (4,091)
  Realized gain (loss) on investments ..........          215,517      (7,290,500)      1,962,134         439,543
  Change in unrealized gain (loss)
     on investments ............................         (194,598)      2,058,463      (6,709,330)      2,711,547
  Reinvested capital gains .....................          651,318            --         6,779,344         500,536
                                                     ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........          671,628      (5,251,922)      2,013,673       3,647,535
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................          837,148      12,159,420      13,832,839       2,908,526
  Transfers between funds ......................        2,112,202      (2,921,935)     15,651,034       5,337,212
  Surrenders ...................................           (7,439)       (460,130)       (181,834)         (6,177)
  Death benefits ...............................              222         (66,716)         (2,655)         (1,172)
  Policy loans (net of repayments) (note 5) ....          (13,801)       (211,792)       (173,061)        (23,244)
  Deductions for surrender charges (note 2d) ...             (953)        (34,816)        (28,773)           (791)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (244,824)     (2,446,502)     (1,154,682)       (349,442)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (10,039)        (64,103)        (39,974)        (13,385)
     MSP contracts .............................             (356)         (2,960)         (4,563)           (382)
     SL contracts ..............................             (386)         (9,607)         (2,226)           (788)
                                                     ------------    ------------    ------------    ------------
       Net equity transactions .................        2,671,774       5,940,859      27,896,105       7,850,357
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        3,343,402         688,937      29,909,778      11,497,892
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        1,032,337      43,018,119      13,108,341       1,610,449
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........        4,375,739      43,707,056      43,018,119      13,108,341
                                                     ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................          106,497       2,746,658         900,802         159,462
                                                     ------------    ------------    ------------    ------------
  Units purchased ..............................          273,364       1,637,808       1,953,863         777,178
  Units redeemed ...............................          (25,738)     (1,259,520)       (108,007)        (35,838)
                                                     ------------    ------------    ------------    ------------
  Ending units .................................          354,123       3,124,946       2,746,658         900,802
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATStrVal                            NSATStMCap
                                                   ---------------------------------------------   ------------------------------
                                                          2001            2000          1999            2001             2000
                                                   ---------------------------------------------   ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $      6,897          11,593           5,539         (50,333)        (36,857)
  Realized gain (loss) on investments ..........        (76,573)         60,307          17,888      (9,951,425)      1,416,485
  Change in unrealized gain (loss)
     on investments ............................        (36,458)         33,455         (70,115)      1,610,021      (7,958,483)
  Reinvested capital gains .....................          2,958            --            22,264            --           922,208
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (103,176)        105,355         (24,424)     (8,391,737)     (5,656,647)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        240,722         217,062         113,739       5,523,999      11,164,429
  Transfers between funds ......................        813,847          36,281         555,257       1,955,797      12,673,990
  Surrenders ...................................        (16,502)         (2,555)           (534)       (333,832)       (176,519)
  Death benefits ...............................           (849)           --              --           (81,747)           (276)
  Policy loans (net of repayments) (note 5) ....        (10,094)          5,717          (6,758)        (34,689)       (111,058)
  Deductions for surrender charges (note 2d) ...         (1,249)           (404)            (68)        (25,260)        (27,932)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................        (93,260)        (70,189)        (38,618)     (1,480,360)     (1,032,843)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (4,305)         (3,692)         (2,342)        (36,320)        (33,805)
     MSP contracts .............................           (547)           (245)            (47)         (1,630)         (2,152)
     SL contracts ..............................           (441)           (704)            (54)         (3,653)         (1,262)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................        927,322         181,271         620,575       5,482,305      22,452,572
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        824,146         286,626         596,151      (2,909,432)     16,795,925
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      1,228,751         942,125         345,974      27,712,803      10,916,878
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $  2,052,897       1,228,751         942,125      24,803,371      27,712,803
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        117,590          96,897          34,463       1,716,211         580,219
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        102,821          45,789          67,374         766,979       1,233,405
  Units redeemed ...............................        (14,466)        (25,096)         (4,940)       (303,491)        (97,413)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................        205,945         117,590          96,897       2,179,699       1,716,211
                                                   ============    ============    ============    ============    ============


                                                     NSATStMCap                     NSATTotRe
                                                   -------------   --------------------------------------------
                                                         1999            2001           2000            1999
                                                   -------------   --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (2,128)        621,454         187,613          95,790
  Realized gain (loss) on investments ..........        327,350      (3,272,734)        344,754          22,208
  Change in unrealized gain (loss)
     on investments ............................      1,323,586      (5,934,402)    (13,348,541)        (33,899)
  Reinvested capital gains .....................        515,885       2,562,793      11,991,779         809,302
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      2,164,693      (6,022,889)       (824,395)        893,401
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      2,422,960      10,122,071      10,272,164       7,871,786
  Transfers between funds ......................      6,109,550      89,693,120       4,280,493       9,589,090
  Surrenders ...................................         (8,289)       (959,850)       (358,609)       (153,144)
  Death benefits ...............................         (1,613)        (59,593)         16,036         (25,003)
  Policy loans (net of repayments) (note 5) ....        (24,425)       (350,619)       (580,464)       (318,100)
  Deductions for surrender charges (note 2d) ...         (1,062)        (72,628)        (56,746)        (19,613)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (166,998)     (4,742,267)     (3,360,137)     (2,208,818)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (5,799)       (137,419)       (122,772)        (73,719)
     MSP contracts .............................            (79)        (12,489)         (6,483)         (3,448)
     SL contracts ..............................           (147)         (8,780)        (10,831)         (2,037)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................      8,324,098      93,471,546      10,072,651      14,656,994
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,488,791      87,448,657       9,248,256      15,550,395
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        428,087      33,092,473      23,844,217       8,293,822
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     10,916,878     120,541,130      33,092,473      23,844,217
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................         37,396       2,716,400       1,894,394         702,435
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................        556,514      10,688,339       1,307,532       1,426,646
  Units redeemed ...............................        (13,691)       (682,021)       (485,526)       (234,687)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................        580,219      12,722,718       2,716,400       1,894,394
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                    NSATGrFoc                        NBAMTGuard
                                                   ---------------------------------  ------------------------------------------
                                                        2001          2000     1999       2001          2000            1999
                                                   ---------------------------------  ------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $       (25)          --      -        16,565         14,917          3,298
  Realized gain (loss) on investments ..........      (129,160)       (27,217)   -       (84,597)       109,026        137,366
  Change in unrealized gain (loss)
     on investments ............................        20,323         (4,210)   -      (462,414)      (185,904)        77,047
  Reinvested capital gains .....................          --             --      -       372,331           --             --
                                                   -----------    -----------   ---   ----------     ----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (108,862)       (31,427)   -      (158,115)       (61,961)       217,711
                                                   -----------    -----------   ---   ----------     ----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        81,780          8,564    -     2,897,841        791,413        436,993
  Transfers between funds ......................       435,327        102,537    -     4,877,663      2,086,291      1,360,544
  Surrenders ...................................           (35)          --      -      (136,020)       (37,547)       (62,331)
  Death benefits ...............................          (113)          --      -       (10,284)          --             --
  Policy loans (net of repayments) (note 5) ....          (597)          --      -       (34,127)       (16,305)        (3,869)
  Deductions for surrender charges (note 2d) ...            (3)          --      -       (10,292)        (5,941)        (7,983)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (28,113)        (1,091)   -      (543,447)      (259,871)      (169,963)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (989)           (35)   -       (20,511)       (12,978)        (8,142)
     MSP contracts .............................           (88)            (4)   -        (1,230)          (543)          (127)
     SL contracts ..............................          (100)            (8)   -        (2,148)          (579)          (100)
                                                   -----------    -----------   ---   ----------     ----------    -----------
       Net equity transactions .................       487,069        109,963    -     7,017,445      2,543,940      1,545,022
                                                   -----------    -----------   ---   ----------     ----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       378,207         78,536    -     6,859,330      2,481,979      1,762,733
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        78,536           --      -     5,440,586      2,958,607      1,195,874
                                                   -----------    -----------   ---   ----------     ----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $   456,743         78,536    -    12,299,916      5,440,586      2,958,607
                                                   ===========    ===========    =   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................        12,379           --      -       396,791        202,892         56,533
                                                   -----------    -----------   ---   ----------    -----------    -----------
  Units purchased ..............................       114,014         12,533    -       602,101        252,130        167,370
  Units redeemed ...............................        (8,290)          (154)   -       (64,018)       (58,231)       (21,011)
                                                   -----------    -----------   ---   ----------    -----------    -----------
  Ending units .................................       118,103         12,379    -       934,874        396,791        202,892
                                                   ===========    ===========   ===   ==========    ===========    ===========



                                                                       NBAMTMCGr
                                                     --------------------------------------------
                                                         2001            2000             1999
                                                     --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (68,411)       (41,606)        (7,463)
  Realized gain (loss) on investments ..........     (15,115,138)     4,566,336      1,188,750
  Change in unrealized gain (loss)
     on investments ............................       5,289,162    (10,290,829)     3,039,884
  Reinvested capital gains .....................            --            6,497         37,807
                                                      ----------     ----------     ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (9,894,387)    (5,759,602)     4,258,978
                                                      ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      13,330,709     15,764,083      9,784,832
  Transfers between funds ......................       4,624,300     16,272,282     (2,147,643)
  Surrenders ...................................        (489,496)       (82,297)       (16,427)
  Death benefits ...............................         (37,866)        (5,370)        (4,321)
  Policy loans (net of repayments) (note 5) ....        (450,986)      (106,262)       (67,280)
  Deductions for surrender charges (note 2d) ...         (37,038)       (13,023)        (2,104)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (2,553,992)    (1,383,172)      (350,946)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (69,061)       (48,371)       (11,378)
     MSP contracts .............................          (3,080)        (5,311)          (459)
     SL contracts ..............................          (9,276)        (2,701)          (716)
                                                      ----------     ----------     ----------
       Net equity transactions .................      14,304,214     30,389,858      7,183,558
                                                      ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       4,409,827     24,630,256     11,442,536
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      36,813,938     12,183,682        741,146
                                                      ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      41,223,765     36,813,938     12,183,682
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................       2,122,060        640,951         85,872
                                                      ----------     ----------    -----------
  Units purchased ..............................       1,551,954      1,560,513        995,573
  Units redeemed ...............................        (510,409)       (79,404)      (440,494)
                                                      ----------     ----------    -----------
  Ending units .................................       3,163,605      2,122,060        640,951
                                                      ==========     ==========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      NBAMTPart                               OppAggGro
                                                   ---------------------------------------------   ------------------------------
                                                         2001           2000            1999            2001             2000
                                                   ---------------------------------------------   ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     25,456          50,670          54,744         414,854         (52,493)
  Realized gain (loss) on investments ..........       (647,345)       (276,792)          1,248     (15,420,689)      4,488,570
  Change in unrealized gain (loss)
     on investments ............................         81,935        (888,222)        196,040     (14,061,702)    (19,721,439)
  Reinvested capital gains .....................        345,807       1,184,100          98,874       7,963,996         950,033
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (194,147)         69,756         350,906     (21,103,541)    (14,335,329)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      2,484,274       2,034,154       2,049,277      27,928,131      24,690,515
  Transfers between funds ......................      1,241,216       1,022,755       1,699,822       3,064,936      38,617,778
  Surrenders ...................................       (266,358)       (165,342)        (78,561)       (729,545)       (184,820)
  Death benefits ...............................         (2,175)           (502)         (2,713)       (121,224)         (6,793)
  Policy loans (net of repayments) (note 5) ....        (62,396)        (95,808)       (216,206)       (308,647)       (384,286)
  Deductions for surrender charges (note 2d) ...        (20,154)        (26,163)        (10,061)        (55,202)        (29,245)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (703,703)       (540,817)       (464,515)     (4,174,920)     (2,643,790)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (29,615)        (25,778)        (22,616)        (96,929)        (84,929)
     MSP contracts .............................         (1,994)         (3,445)           (622)         (7,267)        (14,660)
     SL contracts ..............................         (6,346)         (1,681)         (1,766)        (12,686)         (7,197)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      2,632,749       2,197,373       2,952,039      25,486,647      59,952,573
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      2,438,602       2,267,129       3,302,945       4,383,106      45,617,244
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      9,728,389       7,461,260       4,158,315      56,970,661      11,353,417
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 12,166,991       9,728,389       7,461,260      61,353,767      56,970,661
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        890,267         676,989         401,819       3,428,074         570,019
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        391,897         383,557         382,626       2,759,109       3,007,222
  Units redeemed ...............................       (132,957)       (170,279)       (107,456)       (714,092)       (149,167)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      1,149,207         890,267         676,989       5,473,091       3,428,074
                                                   ============    ============    ============    ============    ============


                                                    OppAggGro                         OppCapAp
                                                   -------------    --------------------------------------------
                                                         1999           2001             2000           1999
                                                   -------------    --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (2,942)        248,102          (8,362)          5,876
  Realized gain (loss) on investments ..........        618,388      (4,649,940)      1,792,860         191,495
  Change in unrealized gain (loss)
     on investments ............................      2,906,737      (8,865,390)     (5,403,446)      2,561,317
  Reinvested capital gains .....................           --         5,442,934       1,434,225         110,334
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      3,522,183      (7,824,294)     (2,184,723)      2,869,022
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      2,894,019      22,484,374      12,133,627       2,754,479
  Transfers between funds ......................      4,290,831      25,215,921      25,912,373       7,064,837
  Surrenders ...................................        (25,306)     (1,230,637)     (1,774,425)       (254,161)
  Death benefits ...............................            295         (42,386)         (7,097)           (300)
  Policy loans (net of repayments) (note 5) ....        (37,694)       (262,756)       (290,219)        (72,268)
  Deductions for surrender charges (note 2d) ...         (3,241)        (93,118)       (280,781)        (32,551)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (416,901)     (4,183,259)     (2,024,385)       (655,772)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (13,629)       (117,473)        (73,662)        (23,800)
     MSP contracts .............................           (182)         (5,580)         (8,607)           (983)
     SL contracts ..............................           (488)        (14,207)         (4,224)           (390)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................      6,687,704      41,750,879      33,582,600       8,779,091
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,209,887      33,926,585      31,397,877      11,648,113
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      1,143,530      45,091,481      13,693,604       2,045,491
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     11,353,417      79,018,066      45,091,481      13,693,604
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        101,944       2,839,064         806,675         165,067
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................        544,229       3,394,012       2,290,226         715,374
  Units redeemed ...............................        (76,154)       (422,210)       (257,837)        (73,766)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................        570,019       5,810,866       2,839,064         806,675
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        OppGlSec                          OppMSGrInc
                                                   ------------------------------------  -------------------------------------------
                                                         2001             2000    1999        2001           2000           1999
                                                   ------------------------------------  -------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     16,064          (1,051)   -         99,189          28,289           8,173
  Realized gain (loss) on investments ..........     (1,428,357)       (138,650)   -     (1,287,366)        349,566         (12,270)
  Change in unrealized gain (loss)
     on investments ............................        324,428          70,484    -       (953,747)     (2,767,885)        713,752
  Reinvested capital gains .....................        697,893            --      -           --           509,013          17,163
                                                   ------------    ------------   ---   ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (389,972)        (69,217)   -     (2,141,924)     (1,881,017)        726,818
                                                   ------------    ------------   ---   ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      4,040,697         756,191    -      7,159,154       6,051,658       1,687,758
  Transfers between funds ......................      8,510,314       3,400,619    -      3,192,858      11,215,475       3,276,499
  Surrenders ...................................        (94,452)         (1,589)   -       (512,683)       (108,972)        (24,107)
  Death benefits ...............................         (7,316)           --      -        (53,197)          7,734          (9,603)
  Policy loans (net of repayments) (note 5) ....        (33,018)         (2,407)   -       (139,092)       (207,915)        (23,549)
  Deductions for surrender charges (note 2d) ...         (7,147)           (252)   -        (38,793)        (17,244)         (3,088)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (578,185)        (70,452)   -     (2,123,587)     (1,065,069)       (314,964)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (13,992)         (1,673)   -        (66,208)        (39,206)        (12,409)
     MSP contracts .............................         (1,000)         (1,076)   -         (4,577)         (6,649)           (626)
     SL contracts ..............................         (2,627)            (94)   -         (8,974)         (3,480)           (620)
                                                   ------------    ------------   ---   ------------    ------------    ------------
       Net equity transactions .................     11,813,274       4,079,267    -      7,404,901      15,826,332       4,575,291
                                                   ------------    ------------   ---   ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     11,423,302       4,010,050    -      5,262,977      13,945,315       5,302,109
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      4,010,050            --      -     20,875,006       6,929,691       1,627,582
                                                   ------------    ------------   ---   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 15,433,352       4,010,050    -     26,137,983      20,875,006       6,929,691
                                                   ============    ============   ===   ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        418,007            --      -      1,862,664         558,424         158,153
                                                   ------------    ------------   ---   ------------    ------------    ------------
  Units purchased ..............................      1,535,801         426,089    -      1,274,868       1,423,961         436,576
  Units redeemed ...............................       (120,026)         (8,082)   -       (533,269)       (119,721)        (36,305)
                                                   ------------    ------------   ---   ------------    ------------    ------------
  Ending units .................................      1,833,782         418,007    -      2,604,263       1,862,664         558,424
                                                   ============    ============   ===   ============    ============    ============


                                                                       StOpp2
                                                     -------------------------------------
                                                          2001           2000       1999
                                                     -------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................           54,966          (1,449)   --
  Realized gain (loss) on investments ..........         (772,583)          7,469    --
  Change in unrealized gain (loss)
     on investments ............................       (2,619,628)       (478,402)   --
  Reinvested capital gains .....................        2,995,244         501,505    --
                                                      ------------    ------------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         (342,001)         29,123    --
                                                      ------------    ------------   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        6,298,359       1,381,833    --
  Transfers between funds ......................       10,335,015       3,738,013    --
  Surrenders ...................................          (65,790)        (11,246)   --
  Death benefits ...............................           (9,812)           --      --
  Policy loans (net of repayments) (note 5) ....          (61,294)        (10,320)   --
  Deductions for surrender charges (note 2d) ...           (4,978)         (1,779)   --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (726,268)        (61,655)   --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (15,103)         (1,167)   --
     MSP contracts .............................             (667)           (206)   --
     SL contracts ..............................           (3,161)           (147)   --
                                                      ------------    ------------   ---
       Net equity transactions .................       15,746,301       5,033,326    --
                                                      ------------    ------------   ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       15,404,300       5,062,449    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        5,062,449            --      --
                                                      ------------    ------------   ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........       20,466,749       5,062,449    --
                                                      ============    ============   ===

CHANGES IN UNITS:
  Beginning units ..............................          514,109            --      --
                                                      ------------    ------------   ---
  Units purchased ..............................        1,835,688         523,047    --
  Units redeemed ...............................         (190,510)         (8,938)   --
                                                      ------------    ------------   ---
  Ending units .................................        2,159,287         514,109    --
                                                      ============    ============   ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      UIFEmMkt                                  UIFMidCapG
                                                   ------------------------------------------   ----------------------------------
                                                        2001            2000          1999            2001           2000    1999
                                                   ------------------------------------------   ----------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $   205,634        150,351         84,931         (2,178)          (162)   -
  Realized gain (loss) on investments ..........        74,376         88,105         17,142       (408,636)       (13,306)   -
  Change in unrealized gain (loss)
     on investments ............................        49,773       (119,691)        20,955        (55,910)       (98,350)   -
  Reinvested capital gains .....................          --             --             --             --              800    -
                                                   -----------    -----------    -----------    -----------    -----------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       329,783        118,765        123,028       (466,724)      (111,018)   -
                                                   -----------    -----------    -----------    -----------    -----------   ---  -

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................       641,906        423,869        176,047        738,460         88,544    -
  Transfers between funds ......................       152,417        353,545        265,717      1,543,608        877,199    -
  Surrenders ...................................       (25,095)          (956)          (137)       (22,224)          (650)   -
  Death benefits ...............................       (13,792)          --             --           (1,499)          --      -
  Policy loans (net of repayments) (note 5) ....         2,673         (6,273)          (792)        (7,517)           (83)   -
  Deductions for surrender charges (note 2d) ...        (1,899)          (151)           (17)        (1,682)          (103)   -
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (183,169)       (78,727)       (30,191)      (115,928)       (12,506)   -
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (5,656)        (3,151)        (1,369)        (2,912)          (300)   -
     MSP contracts .............................          (280)          (105)            (2)           (89)           (74)   -
     SL contracts ..............................          (310)          (173)            (2)          (418)            (2)   -
                                                   -----------    -----------    -----------    -----------    -----------   ---
       Net equity transactions .................       566,795        687,878        409,254      2,129,799        952,025    -
                                                   -----------    -----------    -----------    -----------    -----------   ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       896,578        806,643        532,282      1,663,075        841,007    -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     1,496,435        689,792        157,510        841,007           --      -
                                                   -----------    -----------    -----------    -----------    -----------   ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 2,393,013      1,496,435        689,792      2,504,082        841,007    -
                                                   ===========    ===========    ===========    ===========    ===========   ===

CHANGES IN UNITS:
  Beginning units ..............................       146,421         75,186         21,992         96,842           --      -
                                                   -----------    -----------    -----------    -----------    -----------   ---
  Units purchased ..............................       122,473         90,977         57,926        335,953         98,221    -
  Units redeemed ...............................       (52,996)       (19,742)        (4,732)       (24,125)        (1,379)   -
                                                   -----------    -----------    -----------    -----------    -----------   ---
  Ending units .................................       215,898        146,421         75,186        408,670         96,842    -
                                                   ===========    ===========    ===========    ===========    ===========   ===


                                                                     UIFUSRE
                                                   ------------------------------------------
                                                        2001           2000            1999
                                                   ------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................        529,601        263,091         53,245
  Realized gain (loss) on investments ..........        300,313        298,595        (40,204)
  Change in unrealized gain (loss)
     on investments ............................        250,079        155,839       (130,048)
  Reinvested capital gains .....................         99,201         25,130           --
                                                     ----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      1,179,194        742,655       (117,007)
                                                    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,267,141      1,587,036        754,790
  Transfers between funds ......................      6,526,951      1,297,880        440,087
  Surrenders ...................................       (155,221)       (14,855)        (8,017)
  Death benefits ...............................        (34,548)          (503)        (1,020)
  Policy loans (net of repayments) (note 5) ....        (53,870)         8,244         (8,547)
  Deductions for surrender charges (note 2d) ...        (11,745)        (2,351)        (1,027)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (631,660)      (156,453)      (188,335)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (18,091)        (7,652)        (4,322)
     MSP contracts .............................         (1,627)          (893)          (107)
     SL contracts ..............................         (1,966)          (715)          (227)
                                                     ----------    -----------    -----------
       Net equity transactions .................      8,885,364      2,709,738        983,275
                                                     ----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,064,558      3,452,393        866,268
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      5,035,778      1,583,385        717,117
                                                     ----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     15,100,336      5,035,778      1,583,385
                                                     ==========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................        455,844        185,170         81,141
                                                     ----------    -----------    -----------
  Units purchased ..............................        837,832        321,028        119,546
  Units redeemed ...............................        (83,108)       (50,354)       (15,517)
                                                     ----------    -----------    -----------
  Ending units .................................      1,210,568        455,844        185,170
                                                     ==========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      VEWrldEMkt                         VEWrldHAs
                                                   ------------------------------------------   ---------------------------
                                                         2001          2000          1999           2001            2000
                                                   ------------------------------------------   ---------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    (2,447)        (1,640)          (139)        14,638          6,036
  Realized gain (loss) on investments ..........    (1,077,231)      (408,538)       235,337        (58,287)        29,182
  Change in unrealized gain (loss)
     on investments ............................     1,090,597     (1,655,251)       663,413       (147,688)        20,687
  Reinvested capital gains .....................          --             --             --             --             --
                                                   -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        10,919     (2,065,429)       898,611       (191,337)        55,905
                                                   -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     1,593,119      1,719,241        322,588        216,185        140,736
  Transfers between funds ......................       523,069      1,679,789      1,279,757        405,647        728,352
  Surrenders ...................................       (60,125)       (45,027)        (1,334)       (25,157)        (5,248)
  Death benefits ...............................        (1,006)          --           (1,149)          (568)          --
  Policy loans (net of repayments) (note 5) ....       (28,101)       (19,011)        (5,485)        (6,129)         3,590
  Deductions for surrender charges (note 2d) ...        (4,549)        (7,125)          (171)        (1,904)          (831)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (430,840)      (324,544)       (90,731)      (103,523)       (48,413)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (14,761)       (13,663)        (4,040)        (3,648)        (2,162)
     MSP contracts .............................          (969)        (1,248)          (151)          (174)          (343)
     SL contracts ..............................        (1,581)        (1,292)          (184)          (485)          (135)
                                                   -----------    -----------    -----------    -----------    -----------
       Net equity transactions .................     1,574,256      2,987,120      1,499,100        480,244        815,546
                                                   -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     1,585,175        921,691      2,397,711        288,907        871,451
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     3,608,597      2,686,906        289,195      1,316,349        444,898
                                                   -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 5,193,772      3,608,597      2,686,906      1,605,256      1,316,349
                                                   ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................       466,520        204,110         43,904        141,512         53,265
                                                   -----------    -----------    -----------    -----------    -----------
  Units purchased ..............................       319,865        316,404        171,741         65,555        106,332
  Units redeemed ...............................      (111,521)       (53,994)       (11,535)       (16,400)       (18,085)
                                                   -----------    -----------    -----------    -----------    -----------
  Ending units .................................       674,864        466,520        204,110        190,667        141,512
                                                   ===========    ===========    ===========    ===========    ===========


                                                      VEWrldHAs
                                                   -------------
                                                        1999
                                                   -------------
INVESTMENT ACTIVITY:
  Net investment income ........................           2,174
  Realized gain (loss) on investments ..........          26,395
  Change in unrealized gain (loss)
     on investments ............................          22,444
  Reinvested capital gains .....................            --
                                                     -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........          51,013
                                                     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................         201,802
  Transfers between funds ......................          69,474
  Surrenders ...................................            (679)
  Death benefits ...............................            --
  Policy loans (net of repayments) (note 5) ....             216
  Deductions for surrender charges (note 2d) ...             (87)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (29,846)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (1,079)
     MSP contracts .............................              (2)
     SL contracts ..............................            (159)
                                                     -----------
       Net equity transactions .................         239,640
                                                     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         290,653
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         154,245
                                                     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         444,898
                                                     ===========

CHANGES IN UNITS:
  Beginning units ..............................          22,344
                                                     -----------
  Units purchased ..............................          51,882
  Units redeemed ...............................         (20,961)
                                                     -----------
  Ending units .................................          53,265
                                                     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999


(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       (a)    Organization and Nature of Operations

              The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

              The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account.

       (b)    The Contracts

              Only contracts with a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

              Contract owners may invest in the following:

                Portfolios of the American Century Variable Portfolios, Inc.
                   (American Century VP);
                  American Century VP - American Century VP Income & Growth
                   (ACVPIncGr)
                  American Century VP - American Century VP International
                   (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

                Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                    (CSWPGPV)
                  Credit Suisse Trust - International Equity Portfolio
                    (CSWPIntEq)
                  Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)

                  Dreyfus IP - European Equity Portfolio (DryEuroEq)

                  The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

                  Dreyfus Stock Index Fund (DryStkIx)

                Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio (DryAp)

                Federated Insurance Series (Federated IS) - Federated Quality
                  Bond Fund II (FISFedQual)

                Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                 Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                  (FidVIPEIS)
                 Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class
                  (FidVIPHIS)
                 Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                 (Fidelity(R) VIP-II);
               Fidelity(R) VIP-II - Contrafund Portfolio:Service Class
                (FidVIPConS)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


Portfolio of the Fidelity(R) Variable Insurance Products Fund III
  (Fidelity(R) VIP-III); Fidelity(R) VIP-III - Growth Opportunities
  Portfolio: Service Class (FidVIPGrOpS)

Portfolios of Janus Aspen Series (Janus AS);
  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp) Janus AS - Global Technology Portfolio - Service Shares (JanGlTech) Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT);
  Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp) Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx) Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc) Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd) Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt) Nationwide(R) SAT - Gartmore Global Technology & Communication Fund Class I
    (NSATGlobTC)
  Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr) Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
  Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I (NSATBal) Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
  Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
  Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal)
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

Portfolios of the Neuberger Berman Advisers Management Trust
    (Neuberger Berman AMT);
  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

Funds of the Oppenheimer Variable Account Funds;
  Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
  Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
  Oppenheimer Global Securities Fund/VA (OppGlSec)
  Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)

Strong Opportunity Fund II, Inc. (StOpp2)

Portfolios of The Universal Institutional Funds, Inc. (UIF);
  UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
     (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
  UIF - Mid Cap Growth Portfolio (UIFMidCapG)
     (formerly Morgan Stanley - Mid Cap Growth Portfolio)
  UIF - U.S. Real Estate Portfolio (UIFUSRE)
     (formerly Van Kampen Morgan Stanley - U.S. Real Estate Portfolio)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchasepaymentsfor fixed dollar benefits, the latter being included in the accounts of the Company.

              A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

              Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

       (c)    Security Valuation, Transactions and Related Investment Income

              The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

       (d)    Federal Income Taxes

              Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

              The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

       (e)    Use of Estimates in the Preparation of Financial Statements

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)    POLICY CHARGES

       (a)    Deductions from Premium

              On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

       (b)    Cost of Insurance

              A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


       (c)    Administrative Charges

              For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). This charge is assessed against each contract by liquidating units.

       (d)    Surrender Charges

              Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium and modified single premium life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year. For survivorship life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% in tenth year.

              No surrender charge is assessed on any contract surrendered after the eighth year.

              The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(3)    ASSET CHARGES

       For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

       For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

       For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly against each contract by liquidating units.

       For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

       Nationwide may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by Nationwide.

(4)    DEATH BENEFITS

       Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)    POLICY LOANS (NET OF REPAYMENTS)

       Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

       At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)    RELATED PARTY TRANSACTIONS

       The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


(7)    FINANCIAL HIGHLIGHTS

       The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rates and total return for each year in the three year period ended December 31, 2001 and the period February 18, 1998 (commencement of operations) through December 31, 1998.


                                                                               CONTRACT                        UNIT
                                                                             EXPENSE RATE*        UNITS      FAIR VALUE
                                                                            ---------------       -----      ----------
The BEST of AMERICA(R) America's FUTURE Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,161,596   $ 12.265301
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          804,658     13.383115
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          463,779     14.972547
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           97,382     12.686493
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,473,365     11.476396
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,252,780     16.203538
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          625,339     19.481449
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          206,063     11.875895
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,382,368     13.851627
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          380,941     12.277397
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          169,333     10.392110
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           59,424     10.481205
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           67,655     10.074042
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           69,236     14.116099
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           46,879     17.414110
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           16,634     10.651002
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          166,542      9.309878
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          161,421     11.977804
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          138,513     16.163464
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           56,767     10.534701
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          118,843     13.096944
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           93,621     12.974256
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           60,100     11.912913
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           49,891     11.212895
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          103,773      9.107778
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           70,183     12.672265
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           10,415     12.930654
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,235,879     11.592909
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          953,352     14.972899
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          480,241     16.829763
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          105,696     12.938078


                                                                                   CONTRACT           TOTAL
                                                                                OWNERS' EQUITY       RETURN**
                                                                                --------------       ---------
The BEST of AMERICA(R) America's FUTURE Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    14,247,325         -8.35%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,768,831        -10.62%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,943,953         18.02%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,235,436         26.86%
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16,908,920        -29.17%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,299,468        -16.83%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12,182,510         64.04%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,447,183         18.76%
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,148,046         12.82%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,676,964         18.14%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,759,727         -0.85%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          622,835          4.81%
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          681,559        -28.63%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          977,342          8.91%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          816,356         63.50%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          177,169          6.51%
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,550,486        -22.27%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,933,469        -25.90%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,238,850         53.43%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          598,023          5.35%
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,556,480          0.95%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,214,663        -18.94%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          715,966          6.24%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          559,423         12.13%
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          945,141        -28.13%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          889,378         -2.00%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          134,673         29.31%    9/27/99
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,327,433        -22.57%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,274,443        -11.03%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8,082,342         30.08%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,367,503         29.38%


                                                                               CONTRACT                        UNIT
                                                                             EXPENSE RATE*      UNITS        FAIR VALUE
                                                                            ---------------     -----        ----------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        8,587,826         12.319059
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        6,631,938         14.027609
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,757,311         15.462782
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,025,141         12.821142
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          978,777         13.076512
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          721,134         14.418721
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          505,299         14.513370
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          110,355         13.021619
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,119,384         11.773915
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          184,168         10.900349
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%            3,972          9.869090
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,522,098         12.182836
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,731,014         12.835974
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,196,502         11.851816
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          511,915         11.154137
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,993,015         14.000586
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,245,205         17.016859
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,564,447         19.134456
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          255,829         13.937692
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,007,961          7.042763
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          775,357          7.993621
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          664,736         10.329299
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          368,689          9.557602
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          903,417         10.213884
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          709,131         12.973519
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          392,522         16.046561
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           92,817         11.263759
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,969,205         13.187991
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,414,828         15.048072
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,324,909         16.131283
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          362,774         12.993755
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,134,917          9.192068
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          959,519         10.743116
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          673,044         12.971233
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          193,229         12.450522
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,009,852          6.438372
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,083,464          8.236248


                                                                                        CONTRACT           TOTAL
                                                                                     OWNERS' EQUITY       RETURN**
                                                                                     --------------       --------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            105,793,935        -12.18%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             93,030,233         -9.28%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             58,098,481         20.60%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,143,478         28.21%
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,798,989         -9.31%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,397,830         -6.50%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,333,591         11.46%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,437,001         30.22%
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,179,532          8.01%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,007,495         10.45%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 39,200         -1.31%   5/3/99
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             30,726,306         -5.09%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             22,219,251          8.30%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,180,722          6.25%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,709,970         11.54%
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,904,550        -17.73%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,223,196        -11.07%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             29,934,842         37.29%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,565,666         39.38%
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,098,830        -11.90%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,197,910        -22.61%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,866,257          8.07%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,523,783         -4.42%
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,227,396        -21.27%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,199,925        -19.15%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,298,628         42.46%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,045,468         12.64%
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             39,157,849        -12.36%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             36,338,506         -6.71%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             21,372,482         24.15%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,713,796         29.94%
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,432,234        -14.44%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,308,224        -17.18%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,730,211          4.18%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,405,802         24.51%
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             19,378,547        -21.83%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             17,159,926        -17.64%   1/27/00


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                CONTRACT                     UNIT
                                                                              EXPENSE RATE*    UNITS      FAIR VALUE
                                                                             ---------------   -----      ----------
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       2,757,839      4.126190
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,878,974      6.582411
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       2,646,977      6.335104
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,639,208      8.273482
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,791,588      7.155414
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,582,653      9.956531
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,343,877     13.552350
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         485,064     12.996420
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         707,320     15.235372
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         312,214     15.436663
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          61,224     13.399089
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          26,958     11.080816
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         208,187     10.711409
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         150,717     12.193117
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          66,677     13.642236
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          21,000     11.513398
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         335,319     10.435872
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         167,390     10.013612
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         130,767     10.917180
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          79,031     10.579676
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         118,171      8.260926
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           2,391      8.712299
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         287,368      3.446837
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          91,498      6.017639
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          26,572      6.599732
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           2,697      9.249730
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,687,489     10.425406
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,172,113     12.840541
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         595,841     14.645021
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          41,464     11.913908
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,748,673     12.836894
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         796,198     11.968657
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         509,816     10.635188
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         166,631     10.890820


                                                                                 CONTRACT             TOTAL
                                                                              OWNERS' EQUITY         RETURN**
                                                                              --------------         ---------
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     11,379,368         -37.31%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     12,368,179         -34.18% 1/27/00
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     16,768,875         -23.43%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13,561,958         -17.27% 1/27/00
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     12,819,554         -28.13%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,757,734         -26.53%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     18,212,691           4.28%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,304,095          29.96%
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,776,283          -1.30%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,819,542          15.21%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        820,346          20.92%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        298,717          10.81%
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,229,976         -12.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,837,710         -10.62%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        909,623          18.49%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        241,781          15.13%
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,499,346           4.22%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,676,179          -8.28%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,427,607           3.19%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        836,122           5.80%
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        976,202          -5.18%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,831         -12.88% 10/2/00
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        990,511         -42.72%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        550,602         -39.82% 10/2/00
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        175,368         -28.65%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24,947           -7.5% 10/2/00
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     17,592,758         -18.81%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,050,565         -12.32%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,726,104          22.92%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        493,998          19.14%
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,447,530           7.25%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      9,529,421          12.54%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,421,989          -2.35%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,814,748           8.91%


                                                                              CONTRACT                           UNIT
                                                                            EXPENSE RATE*      UNITS          FAIR VALUE
                                                                           ---------------     -----          ----------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          730,655         10.463220
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          382,020         10.862308
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          224,583         10.900657
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           67,360         10.806799
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,505,377         11.469927
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,105,931         11.008804
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          590,762         10.419701
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           74,773         10.260092
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       11,115,360         12.124461
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        6,735,623         11.702768
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        4,602,015         11.037591
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,000,515         10.527225
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          479,685         15.323736
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          220,651         17.186287
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           32,108         20.501257
Nationwide(R) SAT - Small Cap Growth Fund Class I - Intial Funding By Depositor
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          100,000         17.186295
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          100,000         20.501257
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,567,879         17.676405
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          731,305         13.779795
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          345,575         12.391945
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          106,497          9.693575
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,244,437         14.779740
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          922,404         15.841678
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          393,286         14.547287
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          159,205         10.100944
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          124,500         10.130359
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          114,604         10.471261
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           96,106          9.730781
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           34,463         10.038994
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          781,507         12.485925
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          569,923         17.915535
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          211,257         21.171385
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           36,919         11.459357
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,002,565         10.898647
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,459,963         12.359389
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,852,310         12.627200
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          702,365         11.807411



                                                                                CONTRACT            TOTAL
                                                                             OWNERS' EQUITY        RETURN**
                                                                             --------------        ---------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,645,004         -3.67%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,149,619         -0.35%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,448,102          0.87%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         727,946          8.07%
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      17,266,564          4.19%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12,174,978          5.65%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,155,563          1.56%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         767,178          2.60%
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     134,767,749          3.60%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      78,825,433          6.03%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,795,159          4.85%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      21,059,872          5.27%
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,350,566        -10.84%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,792,171        -16.17%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         658,254        105.01% 5/3/99
Nationwide(R) SAT - Small Cap Growth Fund Class I - Intial Funding By Depositor
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,718,630        -16.17%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,050,126        157.84% 5/3/99
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      27,714,464         28.28%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,077,233         11.20%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,282,346         27.84%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,032,337         -3.06%
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      18,392,455         -6.70%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,612,427          8.90%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,721,244         44.02%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,608,121          1.01%
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,261,230         -3.26%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,200,048          7.61%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         935,186         -3.07%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         345,974          0.39%
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,757,838        -30.31%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,210,475        -15.38%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,472,603         84.75%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         423,068         14.59%
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      32,723,896        -11.82%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      30,403,640         -2.12%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      23,389,489          6.94%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,293,112         18.07%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                               CONTRACT                     UNIT
                                                                             EXPENSE RATE*     UNITS     FAIR VALUE
                                                                            ---------------    -----     ----------
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         105,096      3.868223
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          12,379      6.344311
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         527,509     15.073287
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         253,627     15.303939
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         177,738     15.132896
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          55,695     13.166703
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,320,243     14.947072
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         903,690     19.835316
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         280,847     21.434231
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          85,802     13.928381
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         811,919     10.948898
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         648,616     11.267369
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         582,704     11.188893
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         375,069     10.420882
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,900,037     12.586003
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,531,755     18.311377
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         431,151     20.629873
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         100,709     11.236019
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       2,119,767     15.320868
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,394,931     17.524709
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         618,285     17.565274
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         164,300     12.399968
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         784,596      8.442846
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         228,958      9.598100
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,858,823     10.443747
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,325,991     11.624742
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         460,733     12.743006
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         139,668     10.470163
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         833,759      9.511087
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         156,475      9.854316
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         135,438     11.363553
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         116,206     10.321107
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          62,633      9.266040
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          21,992      7.162164


                                                                                CONTRACT            TOTAL
                                                                             OWNERS' EQUITY        RETURN**
                                                                             --------------       ----------
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      406,535          -39.03%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       78,536          -36.56% 10/2/00
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,951,295           -1.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,881,492            1.13%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,689,691           14.93%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      733,320           31.67%
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19,733,767          -24.64%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17,924,977           -7.46%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,019,739           53.89%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,195,083           39.28%
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,889,618           -2.83%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,308,196            0.70%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,519,813            7.37%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,908,550            4.21%
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23,913,871          -31.27%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   28,048,543          -11.24%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,894,590           83.60%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,131,568           12.36%
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   32,476,670          -12.58%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24,445,760           -0.23%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10,860,345           41.66%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,037,315           24.00%
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,624,223          -12.04%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,197,562           -4.02% 5/1/00
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19,413,077          -10.16%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15,414,303           -8.78%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,871,123           21.71%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,462,347            4.70%
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,929,954           -3.70%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,541,954           -1.23% 5/1/00
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,539,057           10.10%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,199,375           11.39%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      580,360           29.37%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      157,510          -28.38%


                                                                                 CONTRACT                           UNIT
                                                                               EXPENSE RATE*      UNITS          FAIR VALUE
                                                                              ---------------     -----          ----------
   UIF - Mid Cap Growth Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          197,987          6.142256
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           38,928          8.689212
   UIF - U.S.Real Estate Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          636,426         12.012213
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          320,762         10.935907
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          146,473          8.539870
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           81,141          8.837916
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          527,543          7.530636
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          408,641          7.669407
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          194,066         13.192491
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           43,904          6.586990
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          171,698          8.333503
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          138,471          9.305371
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           53,013          8.353043
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           22,344          6.903203

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):
Reduced Fee Tier:

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          559,907          9.417116
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          540,359         10.285709
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           55,124         11.518727
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        1,067,581          9.402604
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          619,313         13.288939
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%              218         15.993145
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          350,055         13.683342
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          124,532         12.140456
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%              946         10.286399
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           25,873         11.709370
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           40,585          9.087189
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           36,592         12.656379
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          112,446          8.428546
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           42,696         10.896922
   Dreyfus Stock Index Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        2,163,531          9.086757
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        4,975,884         10.357445
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        1,242,820         11.428481



                                                                                 CONTRACT         TOTAL
                                                                               OWNERS' EQUITY    RETURN**
                                                                               --------------    --------
   UIF - Mid Cap Growth Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,216,087        -29.31%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           338,254        -13.11% 5/1/00
   UIF - U.S.Real Estate Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,644,885          9.84%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,507,823          4.31%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,250,860         -3.37%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           717,117        -11.62%
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,972,734         -1.81%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,134,034        -41.87%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,560,214        100.28%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           289,195        -34.13%
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,430,846        -10.44%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,288,524         11.40%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           442,820         21.00%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           154,245        -30.97%

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):
Reduced Fee Tier:

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,272,709         -8.44%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,557,975        -10.70%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           634,958         15.19% 4/1/99
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,038,041        -29.24%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,230,013        -16.91%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,487         59.93% 4/1/99
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,789,922         12.71%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,511,875         18.02%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,731          2.86% 4/1/99
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           302,957          0.84%
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           368,804        -28.20%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           463,122         -2.10%
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           947,756        -22.65%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           465,255        -11.12%
   Dreyfus Stock Index Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,659,480        -12.27%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        51,537,445         -9.37%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,203,545         14.28% 4/1/99



                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS,CONTINUED


                                                                                    CONTRACT                    UNIT
                                                                                  EXPENSE RATE*    UNITS      FAIR VALUE
                                                                                 ---------------   -----      ----------
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         285,642      9.645425
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         498,451     10.646157
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         117,874     10.726699
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,268,418     11.742610
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       4,027,297     10.882300
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,129,926      9.862542
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         358,181     10.658123
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         215,028     11.240819
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          59,030     10.389282
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,700,271      9.164946
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,184,884     11.150661
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         630,396      6.998020
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         591,491      7.950841
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         108,597      8.751211
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         171,286     11.126859
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%             490     13.776193
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         215,109      9.555012
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         209,278     10.913660
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          43,809      7.460705
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%           3,187      8.728402
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         242,326      6.425959
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          75,935      8.228654
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         422,625      4.118218
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         157,837      6.576328
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         498,186      6.322889
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         230,451      8.265856
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         242,722      5.437881
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         587,392      7.574275
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         234,561     10.320007
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         170,502     13.923857
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          97,058     14.122042




                                                                                   CONTRACT         TOTAL
                                                                                OWNERS' EQUITY     RETURN**
                                                                                --------------    ----------
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,755,138          -9.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,306,588          -2.10%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,264,399           7.27% 4/1/99
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,894,538           7.91%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             43,826,254          10.34%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,143,943          -1.37% 5/3/99
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,817,537          -5.18%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,417,091           8.20%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                613,279           3.89% 4/1/99
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,582,892         -17.81%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,212,240         -11.16%
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,411,524         -11.98%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,702,851         -22.69%
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                950,355         -21.35%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,905,875         -19.23%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  6,750          37.76% 4/1/99
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,055,369         -12.45%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,283,989          -6.81%
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                326,846         -14.52%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 27,817         -17.26%
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,557,177         -21.91%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                624,843         -17.71% 1/27/00
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,740,462         -37.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,037,988         -34.24% 1/27/00
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,149,975         -23.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,904,875         -17.34% 1/27/00
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,319,893         -28.21%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,449,069         -26.61%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,420,671            3.2% 4/1/99
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,374,045          -1.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,370,657          15.09%



                                                                                      CONTRACT                            UNIT
                                                                                    EXPENSE RATE*     UNITS            FAIR VALUE
                                                                                   ---------------    -----            ----------
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         205,053           9.022847
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         226,888           9.494719
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,268,447           9.119705
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         594,118           9.952512
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           4,374           8.250608
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          26,875           3.442527
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           6,321           6.591491
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          33,960           8.454886
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         141,948          10.424035
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          52,708          11.900760
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,008,673          11.914756
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         304,223          11.120055
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          59,316           9.890955
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         113,898           9.561159
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         148,185           9.935839
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          59,518           9.980828
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         246,281          11.171361
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         271,955          10.733031
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         232,330          10.168791
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%      14,433,921          11.355131
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       8,179,266          10.971228
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       4,669,469          10.357933
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          38,878          15.282975
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          29,192          17.157856
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         270,154          19.095903
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         222,101          14.901350
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         358,315          15.023475
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,331,219          16.119172
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         434,818          14.816849
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          43,765          10.289042
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%             505          10.645991




                                                                                          CONTRACT           TOTAL
                                                                                      OWNERS' EQUITY        RETURN**
                                                                                      --------------        ----------
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,850,162        -12.24%
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,154,238          4.11%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,567,862         -8.37%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,912,967         -0.47% 4/1/99
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 36,088         -5.28%
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 92,518        -42.78%
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 41,665        -28.72%
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                287,128        -18.89%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,479,671        -12.41%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                627,265         19.01% 4/1/99
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,018,093          7.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,382,976         12.43%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                586,692         -1.09% 4/1/99
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,088,997         -3.77%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,472,342         -0.45%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                594,039         -0.19% 4/1/99
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,751,294          4.08%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,918,901          5.55%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,362,515          1.69% 4/1/99
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            163,899,064          3.50%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             89,736,592          5.92%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             48,366,047          3.58% 3/31/99
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                594,172        -10.93%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                500,872        -16.25%
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,158,835         28.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,309,605         11.09%
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,383,136         -6.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             21,458,148          8.79%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,442,633         48.17% 4/1/99
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                450,300         -3.35%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  5,376          7.50%


                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                      CONTRACT                       UNIT
                                                                                   EXPENSE RATE*       UNITS      FAIR VALUE
                                                                                   ---------------     -----      ----------
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         481,759      9.682440
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         499,194     13.906958
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         240,293     16.450708
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       9,361,607      9.026234
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          43,448     10.246333
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          10,063      3.863379
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         136,520     10.895640
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          57,098     11.073505
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         570,922     10.944879
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         391,150     14.538915
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          44,838     15.726546
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          14,582     10.243656
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,417,226     10.110661
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         827,728     14.724854
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%             850     16.605768
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         997,036     11.517595
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         533,112     13.187632
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         235,861      8.428773
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         145,609      9.591764
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         200,772      9.595068
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         209,160     10.690852
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         282,804      9.495237
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         285,161      9.847803
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%             147     14.803302
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           1,276     13.458822
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          83,050      6.132002
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          49,713      8.683462
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         255,847     14.222851
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          23,692     12.961511




                                                                                       CONTRACT          TOTAL
                                                                                    OWNERS' EQUITY     RETURN**
                                                                                    --------------     ----------
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,664,603         -30.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,942,270         -15.46%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,952,990          64.51% 4/1/99
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         84,500,055         -11.91%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            445,183          -2.22%
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             38,877         -39.09%
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,487,473          -1.61%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            632,275           1.03%
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,248,672         -24.72%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,686,897          -7.55%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            705,147          57.27% 4/1/99
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            149,373          -2.92%
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,329,092         -31.34%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,188,174         -11.33%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,115          66.06% 4/1/99
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,483,457         -12.66%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,030,485          -0.33%
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,988,019         -12.12%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,396,647          -4.08% 5/1/00
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,926,421         -10.25%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,236,099          -8.87%
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,685,291          -3.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,808,209           -1.3% 5/1/00
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,176           9.99%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             17,173          11.28%
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            509,263         -29.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            431,681         -13.17% 5/1/00
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,638,874           9.73%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            307,084           4.28% 9/21/00



                                                                                        CONTRACT                          UNIT
                                                                                     EXPENSE RATE*       UNITS         FAIR VALUE
                                                                                     ---------------     -----         ----------
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.10%           53,871         10.275468
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.10%           16,342         10.475365
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.10%            5,578         11.674866

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%        1,861,201         10.404509
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          763,555         11.398555
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          355,846         12.803106
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%        1,918,932          9.326990
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%        1,191,245         13.221985
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          204,837         15.960157
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            3,234          9.768200
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          428,754         12.241061
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          111,911         10.893612
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           23,107          9.257533
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              440          9.374321
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           25,001          8.471776
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          106,896         11.411760
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            4,981         14.762349
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              985          9.065227
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           39,874          7.767318
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           48,933         10.033586
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            3,445         13.593893
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          140,668         11.473418
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           10,994         11.918959
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           42,745         10.519954
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           16,145          9.941469
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           30,039          9.025727
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            8,448         12.608842
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          556,416          9.867078
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          136,511         12.795380
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           28,931         14.439525
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              397         11.144998




                                                                                      CONTRACT        TOTAL
                                                                                   OWNERS' EQUITY    RETURN**
                                                                                   --------------   ----------
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         553,550         -1.91%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         171,188        -41.92%
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          65,122        -10.53%

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      19,364,883         -8.72%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,703,424        -10.97%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,555,934         17.55%
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      17,897,860        -29.46%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,750,624        -17.16%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,269,231         63.39%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          31,590         -2.32% 5/1/98
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,248,404         12.37%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,219,115         17.67%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         213,914         -1.25%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,125         -6.26% 5/1/98
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         211,803        -28.92%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,219,871        -19.26%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          73,531         62.85%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,929         -9.35% 5/1/98
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         309,714        -22.59%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         490,973        -26.19%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          46,831         52.82%
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,613,943          0.54%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         131,037          8.48%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         449,675          5.82%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         160,505         -0.59% 5/1/98
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         271,124        -28.42%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         106,519         -2.39%
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,490,200        -22.89%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,746,710        -11.39%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         417,750         29.56%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,425         11.45% 5/1/98


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                        CONTRACT                     UNIT
                                                                                     EXPENSE RATE*     UNITS      FAIR VALUE
                                                                                     ---------------   -----      ----------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%       10,538,036     10.471621
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        7,299,831     11.972080
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        3,707,136     13.249543
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          111,613     11.030001
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,760,221     10.939900
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,368,457     12.111451
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          843,808     12.239522
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%           10,106     11.025485
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,654,009     11.649181
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          607,272     10.828312
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%               18      9.842943
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,857,873     10.691577
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          351,542     11.310203
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          118,952     10.484615
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            5,995      9.906965
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        2,428,287     11.958538
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        2,131,137     14.593603
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          758,262     16.475102
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%              185     12.048634
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          638,130      6.555148
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          441,041      7.470194
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          230,895      9.691447
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%               77      9.003329
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,216,927      8.518959
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,216,616     10.864367
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          504,007     13.491426
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            3,076      9.508092
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,079,652     11.370566
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          671,658     13.026647
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          230,228     14.020034
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            2,712     11.338370
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          504,352      8.204875
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          397,095      9.628054
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          125,424     11.671298
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            1,228     11.247664




                                                                                   CONTRACT             TOTAL
                                                                                OWNERS' EQUITY        RETURN**
                                                                                --------------        ----------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               110,350,319        -12.53%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                87,394,161         -9.64%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                49,117,858         20.12%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,231,092          10.3% 5/1/98
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,256,642         -9.67%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                16,574,000         -1.05%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                10,327,807         11.01%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   111,424         10.25% 5/1/98
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,267,850          7.58%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,575,731         10.01%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       177         -1.57% 5/3/99
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,863,592         -5.47%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,976,011          7.87%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,247,166          5.83%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    59,392         -0.93% 5/1/98
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                29,038,762        -18.06%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                31,100,967        -11.42%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12,492,444         36.74%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     2,229         20.49% 5/1/98
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 4,183,037        -12.25%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,294,662        -22.92%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,237,707          7.64%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       693         -9.97% 5/1/98
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                10,366,951        -21.59%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                13,217,763        -19.47%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,799,773         41.89%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    29,247         -4.92% 5/1/98
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12,276,254        -12.71%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 8,749,452         -7.09%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,227,804         23.65%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    30,750         13.38% 5/1/98
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 4,138,145        -14.78%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,823,252        -17.51%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,463,861          3.77%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    13,812         12.48% 5/1/98



                                                                                   CONTRACT                          UNIT
                                                                                EXPENSE RATE*     UNITS            FAIR VALUE
                                                                                ---------------   -----            ----------
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        1,517,392           6.388873
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          535,891           8.205940
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          677,164           4.094407
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          343,351           6.558143
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        2,212,967           6.286392
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          383,403           8.243024
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          192,191           6.087822
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          178,360           8.505270
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           65,598          11.623180
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%              847          11.191056
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          321,337          13.342471
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           38,007          13.573326
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          115,152           9.726929
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           29,855          11.117142
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%              965          12.487973
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%              211          10.581467
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          410,468           9.794650
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          224,564           9.436226
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           80,137          10.328712
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           13,423          10.049520
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%            2,423           8.219735
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           29,402           3.429593
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           10,028           6.566849
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        1,549,764           8.970354
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          942,496          11.093053
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          468,148          12.702408
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        6,811,337          12.419760
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        3,170,399          11.626380
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        1,312,872          10.372218
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          270,361          10.664112




                                                                                  CONTRACT            TOTAL
                                                                                OWNERS' EQUITY       RETURN**
                                                                                --------------       ----------
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,694,425        -22.14%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,397,489        -17.94% 1/27/00
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,772,585        -37.57%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,251,745        -34.42% 1/27/00
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,911,578        -23.74%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,160,400        -17.57% 1/27/00
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,170,025        -28.42%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,517,000        -26.82%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          762,457          3.86%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,479         11.91% 5/1/98
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,287,430         -1.70%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          515,881         14.75%
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,120,075        -12.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          331,902        -10.98%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,051         18.02%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,233          5.81% 5/1/98
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,020,390          3.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,119,037         -8.64%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          827,712          2.78%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          134,895           0.5% 5/1/98
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,916         -5.56%
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          100,837        -42.95%
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           65,852        -28.94%
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,901,932        -19.14%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,455,158        -12.67%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,946,607         22.43%
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       84,595,171          6.82%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       36,860,264         12.09%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,617,395         -2.74%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,883,160          6.64% 5/1/98



                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                      CONTRACT                     UNIT
                                                                                   EXPENSE RATE*     UNITS      FAIR VALUE
                                                                                   ---------------   -----      ----------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         351,646      9.575644
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         117,858      9.980967
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          43,881     10.056111
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             349     10.009481
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       1,739,536     11.036224
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       1,055,243     10.635225
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         460,632     10.106222
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          15,549      9.991296
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%      16,843,508     11.743544
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       5,646,634     11.380873
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       3,786,796     10.776865
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         394,891     10.319833
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         162,269     15.161271
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          59,757     17.072794
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             118     20.447188
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         594,303     15.460620
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         152,675     12.101060
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           8,548     10.925665
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       1,522,194     13.093906
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         493,035     14.091380
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          72,698     12.991606
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             257      9.056852
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          37,680      9.059635
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           2,481      9.402302
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             791      8.772237
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         916,433     11.327538
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         647,094     16.319202
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         128,669     19.361969
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             477     10.521882
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         358,546      9.251754
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         212,989     10.534111
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          42,084     10.805244
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              70     10.144232
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           2,944      3.848878





                                                                                     CONTRACT             TOTAL
                                                                                  OWNERS' EQUITY        RETURN**
                                                                                  --------------        ----------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,367,237          -4.06%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,176,337          -0.75%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             441,272           0.47%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,493           0.09% 5/1/98
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,197,909           3.77%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,222,747           5.23%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,655,249           1.15%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             155,355          -0.09% 5/1/98
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         197,802,477           3.19%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          64,263,624           5.60%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          40,809,789           4.43%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,075,209            3.2% 4/30/98
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,460,204         -11.20%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,020,219         -16.50%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,413         104.47% 5/3/99
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,188,293          27.76%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,847,529          10.76%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              93,393          27.33%
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,931,465          -7.08%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,947,544           8.47%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             944,464          43.45%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,328          -9.43% 5/1/98
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             341,367          -3.64%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,327           7.18%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,939          -3.46%
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,380,930         -30.59%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,560,058         -15.72%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,491,285          84.02%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,019           5.22% 5/1/98
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,317,179         -12.17%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,243,650          -2.51%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             454,728           6.52%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 710           1.44% 5/1/98
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,331         -39.27%




                                                                                       CONTRACT                          UNIT
                                                                                     EXPENSE RATE*      UNITS         FAIR VALUE
                                                                                     ---------------    -----         ----------
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          270,845         10.563782
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           86,066         10.768698
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           25,154         10.690765
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%              838          9.338993
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        1,272,440         11.978031
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          827,220         15.959556
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          315,266         17.314889
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%               70         11.296584
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          322,706          9.693032
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          241,651         10.015242
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           94,285          9.985118
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           26,750          9.337008
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        2,155,828         10.720152
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        1,068,591         15.659821
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          138,018         17.712996
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%            1,235          9.685930
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        2,694,063         13.013036
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          911,021         14.945030
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          188,390         15.039330
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%              767         10.659314
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          813,325          8.386697
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           43,440          9.572769
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          544,668          8.809927
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          327,513          9.845729
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           97,691         10.835877
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           18,485          8.938847
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        1,042,724          9.447854
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           72,473          9.828296
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           80,313         10.605749
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           28,939          9.671636
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           12,553          8.717559
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          127,633          6.101338
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%            8,201          8.666239
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          318,295         11.990690
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          111,390         10.960329
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           38,697          8.593033




                                                                                        CONTRACT          TOTAL
                                                                                      OWNERS' EQUITY     RETURN**
                                                                                      --------------     ----------
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,861,148         -1.90%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               926,819          0.73%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               268,916         14.47%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 7,826         -6.61% 5/1/98
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,241,326        -24.95%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,202,064         -7.83%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,458,796         53.28%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   791         12.97% 5/1/98
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,128,000         -3.22%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,420,193          0.03%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               941,447          6.94%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               249,765         -6.63% 5/1/98
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23,110,804        -31.54%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,733,944        -11.59%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,444,712         82.87%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                11,962         -3.14% 5/1/98
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            35,057,939        -12.93%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,615,236         -0.63%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,833,259         41.09%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 8,176          6.59% 5/1/98
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,821,110        -12.39%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               415,841         -4.27% 5/1/00
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,798,485        -10.52%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,224,604         -9.14%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,058,568         21.22%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               165,235        -10.61% 5/1/98
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,851,504         -4.09%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               712,286         -1.49% 5/1/00
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               851,780          9.66%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               279,887         10.94%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               109,432         28.86%
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               778,732        -29.60%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                71,072        -13.34% 5/1/00
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,816,577          9.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,220,871          4.19%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               332,525         -3.76%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                   CONTRACT                       UNIT
                                                                                EXPENSE RATE*       UNITS      FAIR VALUE
                                                                                ---------------     -----      ----------
Van Eck WIT - Worldwide Emerging Markets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          93,450      7.142729
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          41,537      7.303734
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          10,044     12.613718
Van Eck WIT - Worldwide Hard Assets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          13,391      8.161281
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%           3,041      9.149843
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%             252      8.246159

Contract Owners' Equity Total by Year
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .





                                                                                    CONTRACT                   TOTAL
                                                                                 OWNERS' EQUITY              RETURN**
                                                                                 --------------              ----------
Van Eck WIT - Worldwide Emerging Markets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             667,488               -2.20%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             303,375              -42.10%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             126,692               99.48%
Van Eck WIT - Worldwide Hard Assets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             109,288              -10.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,825               10.96%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,078               20.52%
                                                                                 ---------------
Contract Owners' Equity Total by Year
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 2,087,035,414
                                                                                 ===============
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 1,414,892,441
                                                                                 ===============
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   648,293,593
                                                                                 ===============
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   107,989,704
                                                                                 ===============


  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.


-------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the "Company"), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 29, 2002

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)

                                                                                              December 31,
                                                                                     ------------------------------
                                                                                        2001                 2000
                                                                                     =========            =========
                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $17,961.6 in 2001; $15,245.8 in 2000)            $18,370.8            $15,443.0
    Equity securities (cost $83.0 in 2001; $103.5 in 2000)                                94.0                109.0
  Mortgage loans on real estate, net                                                   7,113.1              6,168.3
  Real estate, net                                                                       172.0                310.7
  Policy loans                                                                           591.1                562.6
  Other long-term investments                                                            125.0                101.8
  Short-term investments, including amounts managed by a related party                 1,011.3                442.6
                                                                                     ---------            ---------
                                                                                      27,477.3             23,138.0
                                                                                     ---------            ---------

Cash                                                                                      22.6                 18.4
Accrued investment income                                                                306.7                251.4
Deferred policy acquisition costs                                                      3,189.0              2,865.6
Other assets                                                                             646.0                396.7
Assets held in separate accounts                                                      59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                    $25,216.0            $22,183.6
Short-term debt                                                                          100.0                118.7
Long-term debt, payable to NFS                                                           300.0                   --
Other liabilities                                                                      2,307.9              1,164.9
Liabilities related to separate accounts                                              59,513.0             65,897.2
                                                                                     ---------            ---------
                                                                                      87,436.9             89,364.4
                                                                                     ---------            ---------

Commitments and contingencies (notes 10 and 15)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                              3.8                  3.8
  Additional paid-in capital                                                             646.1                646.1
  Retained earnings                                                                    2,863.1              2,436.3
  Accumulated other comprehensive income                                                 204.7                116.7
                                                                                     ---------            ---------
                                                                                       3,717.7              3,202.9
                                                                                     ---------            ---------
                                                                                     $91,154.6            $92,567.3
                                                                                     =========            =========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                             Years ended December 31,
                                                                                    ------------------------------------------
                                                                                     2001             2000             1999
                                                                                    ========         ========         ========
Revenues:
  Policy charges                                                                    $1,017.3         $1,091.4         $  895.5
  Life insurance premiums                                                              251.1            240.0            220.8
  Net investment income                                                              1,725.0          1,654.9          1,520.8
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                                (62.7)           (19.4)           (11.6)
      Related party                                                                     44.4               --               --
  Other                                                                                 14.1             17.0             66.1
                                                                                    --------         --------         --------
                                                                                     2,989.2          2,983.9          2,691.6
                                                                                    --------         --------         --------

Benefits and expenses:
  Interest credited to policyholder account balances                                 1,238.7          1,182.4          1,096.3
  Other benefits and claims                                                            280.3            241.6            210.4
  Policyholder dividends on participating policies                                      41.7             44.5             42.4
  Amortization of deferred policy acquisition costs                                    347.9            352.1            272.6
  Interest expense on debt                                                               6.2              1.3               --
  Other operating expenses                                                             444.1            479.0            463.4
                                                                                    --------         --------         --------
                                                                                     2,358.9          2,300.9          2,085.1
                                                                                    --------         --------         --------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 630.3            683.0            606.5
Federal income tax expense                                                             161.4            207.7            201.4
                                                                                    --------         --------         --------
    Income before cumulative effect of adoption of accounting principles               468.9            475.3            405.1
Cumulative effect of adoption of accounting principles, net of tax                      (7.1)              --               --
                                                                                    --------         --------         --------
    Net income                                                                      $  461.8         $  475.3         $  405.1
                                                                                    ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                  (in millions)

                                                                                           Accumulated
                                                            Additional                        other            Total
                                                Common        paid-in       Retained       comprehensive   shareholder's
                                                stock         capital       earnings       income (loss)       equity
                                               ========     ==========      ========       =============   =============
Balance as of December 31, 1998                     3.8         914.7        1,579.0            275.6        2,773.1

Comprehensive income:
    Net income                                       --            --          405.1               --          405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --           (315.0)        (315.0)
                                                                                                            --------
  Total comprehensive income                                                                                    90.1
                                                                                                            --------
Capital contribution                                 --          26.4           87.9             23.5          137.8
Return of capital to shareholder                     --        (175.0)            --               --         (175.0)
Dividends to shareholder                             --            --          (61.0)              --          (61.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 1999                     3.8         766.1        2,011.0            (15.9)       2,765.0
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          475.3               --          475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --            132.6          132.6
                                                                                                            --------
  Total comprehensive income                                                                                   607.9
                                                                                                            --------
Return of capital to shareholder                     --        (120.0)            --               --         (120.0)
Dividends to shareholder                             --            --          (50.0)              --          (50.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2000                $    3.8      $  646.1       $2,436.3         $  116.7       $3,202.9
                                               ========      ========       ========         ========       ========

Comprehensive income:
    Net income                                       --            --          461.8               --          461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                           --            --             --             98.2           98.2
    Cumulative effect of adoption of
      accounting principles, net of tax              --            --             --             (1.4)          (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                             --            --             --             (8.8)          (8.8)
                                                                                                            --------
  Total comprehensive income                                                                                   549.8
                                                                                                            --------
Dividends to shareholder                             --            --          (35.0)              --          (35.0)
                                               --------      --------       --------         --------       --------
Balance as of December 31, 2001                $    3.8      $  646.1       $2,863.1         $  204.7       $3,717.7
                                               ========      ========       ========         ========       ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)

                                                                                               Years ended December 31,
                                                                                      ------------------------------------------
                                                                                        2001             2000             1999
                                                                                      ========         ========         ========
Cash flows from operating activities:
  Net income                                                                          $  461.8         $  475.3         $  405.1
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               1,238.7          1,182.4          1,096.3
      Capitalization of deferred policy acquisition costs                               (743.0)          (778.9)          (637.0)
      Amortization of deferred policy acquisition costs                                  347.9            352.1            272.6
      Amortization and depreciation                                                      (31.5)           (12.7)             2.4
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                               62.7             19.4             11.6
          Related parties                                                                (44.4)              --               --
     Cumulative effect of adoption of accounting principles                               10.9               --               --
      Increase in accrued investment income                                              (55.3)           (12.8)            (7.9)
     (Increase) decrease in other assets                                                (272.5)           (92.0)           122.9
      Increase (decrease) in policy liabilities                                           33.0             (0.3)           (20.9)
      Increase in other liabilities                                                      304.0            229.3            149.7
      Other, net                                                                           8.3             22.3             (8.6)
                                                                                      --------         --------         --------
        Net cash provided by operating activities                                      1,320.6          1,384.1          1,386.2
                                                                                      --------         --------         --------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                              3,933.9          2,988.7          2,307.9
  Proceeds from sale of securities available-for-sale                                    497.8            602.0            513.1
  Proceeds from repayments of mortgage loans on real estate                            1,204.4            911.7            696.7
  Proceeds from sale of real estate                                                       29.1             18.7              5.7
  Proceeds from sale of limited partnership to related party                             158.9               --               --
  Proceeds from repayments of policy loans and sale of other invested assets              68.9             79.3             40.9
  Cost of securities available-for-sale acquired                                      (7,123.6)        (3,475.5)        (3,724.9)
  Cost of mortgage loans on real estate acquired                                      (2,123.1)        (1,318.0)          (971.4)
  Cost of real estate acquired                                                            (0.4)            (7.1)           (14.2)
  Short-term investments, net                                                           (568.7)           (26.6)           (27.5)
  Collateral received - securities lending, net                                          791.6               --               --
  Other, net                                                                            (192.2)          (182.3)          (110.9)
                                                                                      --------         --------         --------
        Net cash used in investing activities                                         (3,323.4)          (409.1)        (1,284.6)
                                                                                      --------         --------         --------
Cash flows from financing activities:
  Net proceeds from issuance of long-term debt to NFS                                    300.0               --               --
  Capital returned to shareholder                                                           --           (120.0)          (175.0)
  Net change in short-term debt                                                          (18.7)           118.7               --
  Cash dividends paid                                                                    (35.0)          (100.0)           (13.5)
  Increase in investment and universal life insurance product account balances         5,976.7          4,517.0          3,799.4
  Decrease in investment and universal life insurance product account balances        (4,216.0)        (5,377.1)        (3,711.1)
                                                                                      --------         --------         --------
        Net cash provided by (used in) financing activities                            2,007.0           (961.4)          (100.2)
                                                                                      --------         --------         --------
Net increase in cash                                                                       4.2             13.6              1.4

Cash, beginning of year                                                                   18.4              4.8              3.4
                                                                                      --------         --------         --------
Cash, end of year                                                                     $   22.6         $   18.4         $    4.8
                                                                                      ========         ========         ========

See accompanying notes to consolidated financial statements, including note 13 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2001, 2000 and 1999

(1)   Organization and Description of Business

      Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States of America and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

      Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Securities, Inc., and Nationwide Investment Services Corporation.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 12.

      In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

      The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

      (a)   Consolidation Policy

            The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (b)   Valuation of Investments, Investment Income and Related Gains and
            Losses

            The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

            For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

            Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

            The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

            Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

            Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (c)   Derivative Instruments

            Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

            The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

            The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

            Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

            From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

            The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

            Prior to the adoption of SFAS 133, defined in note 2 (k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

      (d)   Revenues and Benefits

            Investment Products and Universal Life Insurance Products:
            Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

            Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (e)   Deferred Policy Acquisition Costs

            The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

            For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual expense differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

            For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

      (f)   Separate Accounts

            Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment returns. For all but $1.39 billion and $1.12 billion of separate account assets as of December 31, 2001 and 2000, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

      (g)   Future Policy Benefits

            Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

            Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

      (h)   Participating Business

            Participating business represented approximately 17% in 2001 (21% in 2000 and 29% in 1999) of the Company's life insurance in force, 63% in 2001 (66% in 2000 and 69% in 1999) of the number of life insurance policies in force, and 9% in 2001 (8% in 2000 and 13% in 1999) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      (i)   Federal Income Tax

            The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

            The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

            The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

      (j)   Reinsurance Ceded

            Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

      (k)   Recently Issued Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
            133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

            SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

            As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI at January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively, as of January 1, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

            In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

            In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

            SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

            SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

            The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

            In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

      (l)   Reclassification

            Certain items in the 2000 and 1999 consolidated financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

(3)   Investments

      The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:

                                                                                        Gross         Gross
                                                                     Amortized        unrealized    unrealized       Estimated
      (in millions)                                                    cost             gains         losses        fair value
                                                                     =========        ==========    ==========      ==========
      December 31, 2001
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   263.2        $    23.1     $     0.5        $   285.8
          Obligations of states and political subdivisions                 7.6              0.3            --              7.9
          Debt securities issued by foreign governments                   41.8              2.6            --             44.4
          Corporate securities                                        11,769.8            470.6         176.5         12,063.9
          Mortgage-backed securities - U.S. Government backed          2,012.3             67.8           3.7          2,076.4
          Asset-backed securities                                      3,866.9             76.7          51.2          3,892.4
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         17,961.6            641.1         231.9         18,370.8
        Equity securities                                                 83.0             11.0            --             94.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $18,044.6        $   652.1     $   231.9        $18,464.8
                                                                     =========        =========     =========        =========

      December 31, 2000
          Fixed maturity securities:
          U.S. Treasury securities and obligations of U.S.
            Government corporations and agencies                     $   277.5        $    33.4     $     0.1        $   310.8
          Obligations of states and political subdivisions                 8.6              0.2            --              8.8
          Debt securities issued by foreign governments                   94.1              1.5           0.1             95.5
          Corporate securities                                         9,758.3            235.0         135.1          9,858.2
          Mortgage-backed securities - U.S. Government backed          2,719.1             46.1           3.8          2,761.4
          Asset-backed securities                                      2,388.2             36.3          16.2          2,408.3
                                                                     ---------        ---------     ---------        ---------
              Total fixed maturity securities                         15,245.8            352.5         155.3         15,443.0
        Equity securities                                                103.5              9.5           4.0            109.0
                                                                     ---------        ---------     ---------        ---------
                                                                     $15,349.3        $   362.0     $   159.3        $15,552.0
                                                                     =========        =========     =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized              Estimated
      (in millions)                                                                           cost                 fair value
                                                                                            =========              ==========
      Fixed maturity securities available for sale:
         Due in one year or less                                                            $ 1,125.4               $ 1,141.7
         Due after one year through five years                                                5,154.4                 5,295.6
         Due after five years through ten years                                               4,073.6                 4,188.8
         Due after ten years                                                                  1,729.0                 1,775.9
                                                                                            ---------               ---------
                                                                                             12,082.4                12,402.0
          Mortgage-backed securities - U.S. Government backed                                 2,012.3                 2,076.4
          Asset-backed securities                                                             3,866.9                 3,892.4
                                                                                            ---------               ---------
                                                                                            $17,961.6               $18,370.8
                                                                                            =========               =========

      The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

      (in millions)                                                                           2001                    2000
                                                                                            =========               =========
      Gross unrealized gains                                                                $   420.2               $   202.7
      Adjustment to deferred policy acquisition costs                                           (94.9)                  (23.2)
      Deferred federal income tax                                                              (113.9)                  (62.8)
                                                                                            ---------               ---------
                                                                                            $   211.4               $   116.7
                                                                                            =========               =========

      An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

           (in millions)                                                   2001                  2000                   1999
                                                                          ======                ======                =======
      Securities available-for-sale:
        Fixed maturity securities                                         $212.0                $280.5                $(607.1)
        Equity securities                                                    5.5                  (2.5)                  (8.8)
                                                                          ------                ------                -------
                                                                          $217.5                $278.0                $(615.9)
                                                                          ======                ======                =======

      Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $497.8 million, $602.0 million and $513.1 million, respectively. During 2001, gross gains of $31.3 million ($12.1 million and $10.4 million in 2000 and 1999, respectively) and gross losses of $10.1 million ($15.1 million and $35.5 million in 2000 and 1999, respectively) were realized on those sales.

      The Company had $25.2 million and $13.0 million of real estate investments as of December 31, 2001 and 2000, respectively, that were non-income producing the preceding twelve months.

      Real estate is presented at cost less accumulated depreciation of $22.0 million as of December 31, 2001 ($25.7 million as of December 31, 2000). The carrying value of real estate held for disposal totaled $33.4 million and $8.5 million as of December 31, 2001 and 2000, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The recorded investment of mortgage loans on real estate considered to be impaired was $29.9 million as of December 31, 2001 ($9.8 million as of December 31, 2000), which includes $5.3 million ($5.3 million as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $1.0 million ($1.6 million as of December 31, 2000) and $24.6 million ($4.5 million as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was $7.9 million ($7.7 million in 2000) and interest income recognized on those loans totaled $0.4 million in 2001 ($0.4 million in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

      Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

      (in millions)                                                              2001               2000               1999
                                                                               ========           ========           ========
      Allowance, beginning of year                                             $   45.3           $   44.4           $   42.4
        Additions (reductions) charged (credited) to operations                    (1.2)               4.1                0.7
        Direct write-downs charged against the allowance                           (1.2)              (3.2)                --
        Allowance on acquired mortgage loans                                         --                 --                1.3
                                                                               --------           --------           --------
           Allowance, end of year                                              $   42.9           $   45.3           $   44.4
                                                                               ========           ========           ========

      An analysis of investment income (loss) by investment type follows for the years ended December 31:

      (in millions)                                                              2001              2000               1999
                                                                               ========           ========           ========
      Gross investment income:
        Securities available-for-sale:
          Fixed maturity securities                                            $1,181.1           $1,095.5           $1,031.3
          Equity securities                                                         1.8                2.6                2.5
        Mortgage loans on real estate                                             527.9              494.5              460.4
        Real estate                                                                33.1               32.2               28.8
        Short-term investments                                                     28.3               27.0               18.6
        Derivatives                                                               (19.7)               3.9               (1.0)
        Other                                                                      20.9               49.3               27.5
                                                                               --------           --------           --------
            Total investment income                                             1,773.4            1,705.0            1,568.1
      Less investment expenses                                                     48.4               50.1               47.3
                                                                               --------           --------           --------
            Net investment income                                              $1,725.0           $1,654.9           $1,520.8
                                                                               ========           ========           ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

      (in millions)                                                                       2001           2000           1999
                                                                                         ======         ======         ======
      Unrelated parties:
         Realized gains (losses) on sale of securities available-for-sale:
            Fixed maturity securities                                                    $ 20.8         $ (7.7)        $(32.5)
            Equity securities                                                               0.4            4.7            7.4
         Other-than-temporary impairments of securities available-for-sale:
            Fixed maturity securities                                                     (66.1)         (10.5)           7.5
            Equity securities                                                             (13.8)            --             --
         Real estate                                                                        1.9           (0.5)           0.9
         Mortgage loans on real estate(1)                                                   0.6           (4.2)          (0.6)
         Derivatives                                                                         --           (2.7)          (1.6)
         Other                                                                             (6.5)           1.5            7.3
                                                                                         ------         ------         ------
                                                                                          (62.7)         (19.4)         (11.6)
      Related party - gain on sale of limited partnership                                  44.4             --             --
                                                                                         ------         ------         ------
      Net realized losses on investments, hedging instruments and
          hedged items                                                                   $(18.3)        $(19.4)        $(11.6)
                                                                                         ======         ======         ======

----------
      (1) The 2001 amount is comprised of $9.9 million of net realized gains on the sale of mortgage loans on real estate, including those related to a securitization transaction, and $9.3 million of realized losses on derivatives hedging the sale of mortgage loans on real estate.

      Fixed maturity securities with an amortized cost of $6.6 million as of December 31, 2001 and $6.5 million as of December 31, 2000 were on deposit with various regulatory agencies as required by law. In addition, fixed maturity securities with an amortized cost of $6.3 million as of December 31, 2000 were placed in escrow under a contractual obligation and none as of December 31, 2001.

      As of December 31, 2001 the Company had pledged fixed maturity securities with a fair value of $112.3 million as collateral to various derivative counterparties.

      As of December 31, 2001 the Company held collateral of $18.0 million on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

      As of December 31, 2001, the Company had loaned securities with a fair value of $775.5 million. As of December 31, 2001 the Company held collateral of $791.6 million. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)   Short-term Debt

      NLIC has established a $300 million commercial paper program under which, borrowings are unsecured and are issued for terms of 364 days or less. As of December 31, 2001 and 2000 the Company had $100.0 million and $118.7 million, respectively, of commercial paper outstanding at an average effective rate of 1.90% and 6.53%, respectively. See also note 14.

(5)   Long-term Debt, payable to NFS

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(6)   Derivative Financial Instruments

      QUALITATIVE DISCLOSURE

      Interest Rate Risk Management

      The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

      Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

      Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

      As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

      With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

      Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

      In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

      The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

      Foreign Currency Risk Management

      In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

      For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

      The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

      Non-Hedging Derivatives

      From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

      QUANTITATIVE DISCLOSURE

      Fair Value Hedges

      During the year ended December 31, 2001, gains of $2.1 million were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

      Cash Flow Hedges

      For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

      The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

      As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

      Other Derivative Instruments, Including Embedded Derivatives

      Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a loss of $1.6 million related to other derivative instruments, including embedded derivatives. For the year ended December 31, 2001 a $27.7 million loss was recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting gain of $26.3 million was recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:

       (in millions )                                                                              2001                  2000
                                                                                                 ========             ========
       Interest rate swaps
         Pay fixed/receive variable rate swaps hedging investments                               $1,952.3             $  934.8
         Pay variable/receive fixed rate swaps hedging investments                                  698.4                 98.8
         Pay variable/receive variable rate swaps hedging investments                               197.8                184.0
         Other contracts hedging investments                                                        523.0                 20.4

      Cross currency interest rate swaps
          Hedging foreign currency denominated investments                                           56.1                 30.5
          Hedging foreign currency denominated liabilities                                        2,500.4              1,512.2

      Interest rate futures contracts                                                             6,019.4              5,659.8
                                                                                                 --------             --------

(7)   Federal Income Tax

      The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

      (in millions)                                                                             2001                     2000
                                                                                              ========                 ========
      Deferred tax assets:
        Equity securities                                                                     $    6.5                 $     --
        Future policy benefits                                                                     8.2                     34.7
        Liabilities in separate accounts                                                         482.5                    462.7
        Mortgage loans on real estate and real estate                                              7.5                     18.8
        Derivatives                                                                               93.0                       --
        Other assets and other liabilities                                                        81.8                     40.3
                                                                                              --------                 --------
          Total gross deferred tax assets                                                        679.5                    556.5
        Less valuation allowance                                                                  (7.0)                    (7.0)
                                                                                              --------                 --------
          Net deferred tax assets                                                                672.5                    549.5
                                                                                              --------                 --------

      Deferred tax liabilities:
        Deferred policy acquisition costs                                                        861.3                    783.7
        Derivatives                                                                               91.5                       --
        Fixed maturity securities                                                                173.0                     98.8
        Deferred tax on realized investment gains                                                 26.1                     29.0
        Equity securities and other long-term investments                                         31.7                      6.4
        Other                                                                                     68.8                     38.1
                                                                                              --------                 --------
          Total gross deferred tax liabilities                                                 1,252.4                    956.0
                                                                                              --------                 --------
          Net deferred tax liability                                                          $  579.9                 $  406.5
                                                                                              ========                 ========

      In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2001, 2000 and 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company's current federal income tax liability was $186.2 million and $108.9 million as of December 31, 2001 and 2000, respectively.

      Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

      (in millions)                                                      2001                    2000                    1999
                                                                        ======                  ======                  ======
      Currently payable                                                 $ 32.5                  $ 78.0                  $ 53.6
      Deferred tax expense                                               128.9                   129.7                   147.8
                                                                        ------                  ------                  ------
                                                                        $161.4                  $207.7                  $201.4
                                                                        ======                  ======                  ======

      Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                  2001                     2000                    1999
                                                            -------------------     -------------------     -------------------
      (in millions)                                         Amount          %       Amount          %       Amount          %
                                                            ======       ======     ======       ======     ======       ======
      Computed (expected) tax expense                       $220.6         35.0     $239.1         35.0     $212.3         35.0
      Tax exempt interest and dividends
        received deduction                                   (48.8)        (7.7)     (24.7)        (3.6)      (7.3)        (1.2)
      Income tax credits                                     (11.5)        (1.8)      (8.0)        (1.2)      (4.3)        (0.7)
      Other, net                                               1.1          0.1        1.3          0.2        0.7          0.1
                                                            ------       ------     ------       ------     ------       ------
          Total (effective rate of each year)               $161.4         25.6     $207.7         30.4     $201.4         33.2
                                                            ======       ======     ======       ======     ======       ======

      Total federal income tax (refunded) paid was $(45.4) million, $74.6 million and $29.8 million during the years ended December 31, 2001, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(8)   Comprehensive Income (Loss)

      Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000          1999
                                                                                         ======         ======        =======
      Unrealized gains (losses) on securities available-for-sale arising during the period:
         Gross                                                                           $164.0         $264.5        $(665.3)
         Adjustment to deferred policy acquisition costs                                  (71.7)         (74.0)         167.5
         Related federal income tax (expense) benefit                                     (32.3)         (66.7)         171.4
                                                                                         ------         ------        -------
            Net                                                                            60.0          123.8         (326.4)
                                                                                         ------         ------        -------

      Reclassification adjustment for net losses on securities
         available-for-sale realized during the period:
         Gross                                                                             58.7           13.5           17.6
         Related federal income tax benefit                                               (20.5)          (4.7)          (6.2)
                                                                                         ------         ------        -------
            Net                                                                            38.2            8.8           11.4
                                                                                         ------         ------        -------

      Other comprehensive income (loss) on securities
         available-for-sale                                                                98.2          132.6         (315.0)
                                                                                         ------         ------        -------

      Accumulated net loss on cash flow hedges:
         Gross                                                                            (13.5)            --             --
         Related federal income tax benefit                                                 4.7             --             --
                                                                                         ------         ------        -------
           Other comprehensive loss on cash flow hedges                                    (8.8)            --             --
                                                                                         ------         ------        -------

      Accumulated net loss on transition adjustments:
            Transition adjustment - SFAS 133                                               (5.6)            --             --
            Transition adjustment - EITF 99-20                                              3.5             --             --
            Related federal income tax benefit                                              0.7             --             --
                                                                                         ------         ------        -------
              Other comprehensive loss on transition adjustments                           (1.4)            --             --
                                                                                         ------         ------        -------
      Total other comprehensive income (loss)                                            $ 88.0         $132.6        $(315.0)
                                                                                         ======         ======        =======

      Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(9)   Fair Value of Financial Instruments

      The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

      Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

      The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

      In estimating its fair value disclosures, the Company used the following methods and assumptions:

            Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

            Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

            Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

            Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

            Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

            Collateral received - securities lending and derivatives: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Short-term debt: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            Long-term debt, payable to NFS: The fair value for long-term debt is based on quoted market prices.

            Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 10.

            Futures contracts: The fair value for futures contracts is based on quoted market prices.

            Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

      Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                           2001                              2000
                                                                ---------------------------        ----------------------------
                                                                 Carrying        Estimated           Carrying        Estimated
           (in millions)                                          amount         fair value           amount         fair value
                                                                ==========       ==========         ==========       ==========
           Assets:
             Investments:
               Securities available-for-sale:
                 Fixed maturity securities                      $ 18,370.8       $ 18,370.8         $ 15,451.3       $ 15,451.3
                 Equity securities                                    94.0             94.0              109.0            109.0
               Mortgage loans on real estate, net                  7,113.1          7,293.3            6,168.3          6,327.8
               Policy loans                                          591.1            591.1              562.6            562.6
               Short-term investments                              1,011.3          1,011.3              442.6            442.6
             Cash                                                     22.6             22.6               18.4             18.4
             Assets held in separate accounts                     59,513.0         59,513.0           65,897.2         65,897.2

           Liabilities:
             Investment contracts                                (19,549.5)       (18,421.0)         (16,815.3)       (15,979.8)
             Policy reserves on life insurance contracts          (5,666.5)        (5,524.4)          (5,368.4)        (5,128.5)
             Collateral received - securities lending and
                 derivatives                                        (809.6)          (809.6)                --               --
             Short-term debt                                        (100.0)          (100.0)            (118.7)          (118.7)
             Long-term debt, payable to NFS                         (300.0)          (300.0)                --               --
             Liabilities related to separate accounts            (59,513.0)       (58,387.3)         (65,897.2)       (64,237.6)

           Derivative financial instruments:
             Interest rate swaps hedging assets                       (5.6)            (5.6)              (8.3)            (8.3)
             Cross currency interest rate swaps                      (66.0)           (66.0)             (24.3)           (24.3)
             Futures contracts                                       (33.0)           (33.0)             (16.0)           (16.0)
                                                                ----------       ----------         ----------       ----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(10)  Risk Disclosures

      The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

      Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

      Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

      Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

      Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

      Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $344.0 million extending into 2002 were outstanding as of December 31, 2001. The Company also had $81.5 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

      Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLIC's credit risk from these derivative financial instruments was $1.5 million net of $18.0 million of cash colleteral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

      Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. The Company has a diversified portfolio with no more than 20% (22% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001, 34% (36% in
      2000) of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

      Significant Business Concentrations: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

      Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $161.2 million and $143.1 million as of December 31, 2001 and 2000, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

      Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

      Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(11) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pension costs (benefits) charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $5.0 million, $1.9 million and $(8.3) million, respectively. The Company has recorded a prepaid pension asset of $9.4 million and $13.6 million as of December 31, 2001 and 2000, respectively.

      In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

      The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

      The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $53.8 million and $51.0 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $2.9 million, $3.8 million and $4.9 million, respectively.

      Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                           Pension Benefits             Postretirement Benefits
                                                                      -------------------------         -----------------------
      (in millions)                                                     2001             2000             2001            2000
                                                                      ========         ========         ========       ========
      Change in benefit obligation
      Benefit obligation at beginning of year                         $1,981.7         $1,811.4         $  276.4       $  239.8
      Service cost                                                        89.3             81.4             12.6           12.2
      Interest cost                                                      129.1            125.3             21.4           18.7
      Participant contributions                                             --               --              3.3            2.9
      Plan amendment                                                      27.7               --              0.2             --
      Actuarial (gain) loss                                               (5.8)            34.8             20.2           16.1
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Benefit obligation at end of year                                2,132.2          1,981.7            314.0          276.4
                                                                      ========         ========         ========       ========

      Change in plan assets
      Fair value of plan assets at beginning of year                   2,337.1          2,247.6            119.4           91.3
      Actual return (loss) on plan assets                                (46.6)           140.9             (0.2)          12.2
      Employer contribution                                                 --               --             17.3           26.3
      Participant contributions                                             --               --              3.3            2.9
      Plan curtailment                                                      --             19.8               --             --
      Benefits paid                                                      (89.8)           (71.2)           (20.1)         (13.3)
                                                                      --------         --------         --------       --------
      Fair value of plan assets at end of year                         2,200.7          2,337.1            119.7          119.4
                                                                      --------         --------         --------       --------

      Funded status                                                       68.5            355.4           (194.3)        (157.0)
      Unrecognized prior service cost                                     49.5             25.0              0.2             --
      Unrecognized net gains                                             (79.3)          (311.7)            (4.0)         (34.1)
      Unrecognized net (asset) obligation at transition                   (5.1)            (6.4)             0.8            1.0
                                                                      --------         --------         --------       --------
      Prepaid (accrued) benefit cost                                  $   33.6         $   62.3         $ (197.3)      $ (190.1)
                                                                      ========         ========         ========       ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                         Pension Benefits             Postretirement Benefits
                                                                      -----------------------        ------------------------
                                                                       2001             2000            2001            2000
                                                                      =======================        ========================
      Weighted average discount rate                                    6.50%           6.75%           7.25%            7.50%
      Rate of increase in future compensation levels                    4.75%           5.00%             --               --
      Assumed health care cost trend rate:
            Initial rate                                                  --              --           11.00%           11.00%
            Ultimate rate                                                 --              --            5.50%            5.50%
            Declining period                                              --              --           4 Years          4 Years
                                                                       -----           -----           -----            -----

      The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                               2001               2000               1999
      =======================================================================================================================
      Service cost (benefits earned during the period)                           $ 89.3             $ 81.4             $ 80.0
      Interest cost on projected benefit obligation                               129.1              125.3              109.9
      Expected return on plan assets                                             (183.8)            (184.5)            (160.3)
      Recognized gains                                                             (7.8)             (11.8)              (9.1)
      Amortization of prior service cost                                            3.2                3.2                3.2
      Amortization of unrecognized transition asset                                (1.3)              (1.3)              (1.4)
                                                                                 ------             ------             ------
                                                                                 $ 28.7             $ 12.3             $ 22.3
                                                                                 ======             ======             ======

      Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67.1 million. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

      Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2001             2000            1999
                                                                                    ====             ====            ====
      Weighted average discount rate                                                6.75%            7.00%           6.08%
      Rate of increase in future compensation levels                                5.00%            5.25%           4.33%
      Expected long-term rate of return on plan assets                              8.00%            8.25%           7.33%
                                                                                    ----             ----            ----

      The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

      (in millions)                                                                       2001           2000           1999
                                                                                          =====          =====          =====
      Service cost (benefits attributed to employee service during the year)              $12.6          $12.2          $14.2
      Interest cost on accumulated postretirement benefit obligation                       21.4           18.7           17.6
      Expected return on plan assets                                                       (9.6)          (7.9)          (4.8)
      Amortization of unrecognized transition obligation of affiliates                      0.6            0.6            0.6
      Net amortization and deferral                                                        (0.4)          (1.3)          (0.5)
                                                                                          -----          -----          -----
                                                                                          $24.6          $22.3          $27.1
                                                                                          =====          =====          =====

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                          2001             2000            1999
                                                                                        =======          =======         =======
      Discount rate                                                                       7.50%            7.80%           6.65%
      Long-term rate of return on plan assets, net of tax in 1999                         8.00%            8.30%           7.15%
      Assumed health care cost trend rate:
         Initial rate                                                                    11.00%           13.00%          15.00%
         Ultimate rate                                                                    5.50%            5.50%           5.50%
         Declining period                                                               4 Years          5 Years         6 Years
                                                                                        -------          -------         -------

      Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

      The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company match is funded on a bi-weekly basis and the expense of such contributions are allocated to the Company based on employee contributions. The Company's expense for contributions to this plan totaled $5.6 million, $4.4 million and $3.3 million for 2001, 2000 and 1999, respectively. Individuals are subject to a dollar limit on salary deferrals per Internal Revenue Service (IRS) Section 402(g) and other limits also apply. The Company has no legal obligation for benefits under this plan.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

      The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

      The statutory capital and surplus of NLIC as of December 31, 2001, 2000 and 1999 was $1.76 billion, $1.28 billion and $1.35 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2001, 2000 and 1999 was $83.1 million, $158.7 million and $276.2 million, respectively.

      The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

      The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001 $141.0 million in dividends could be paid by NLIC without prior approval.

      In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(13)  Related Party Transactions

      During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. The sale price, which was paid in cash, represented the fair value of the limited partnership interest and was based on a valuation of the limited partnership and its underlying investments. The valuation was completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed and approved the valuation prior to the execution of this transaction. The Company continues to hold an economic and voting interest in the limited partnership of approximately 14%, with NMIC holding the remaining interests.

      NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.68 billion and $4.80 billion as of December 31, 2001 and 2000, respectively. Total revenues from these contracts were $150.7 million, $156.8 million, and $149.7 million for the years ended December 31, 2001, 2000, and 1999, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $118.4 million, $131.9 million, and $112.0 million for the years ended December 31, 2001, 2000, and 1999, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

      The Company files a consolidated federal tax return with NMIC, as described in Note 2(i). Total payments (from) to NMIC were $(45.4) million, $74.6 million, and $29.8 million for the years ended December 31, 2001, 2000, and 1999, respectively.

      During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

      The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2001, 2000 and 1999 were $200.7 million, $170.1 million, and $193.0 million, respectively, while benefits, claims and expenses ceded were $208.5 million, $168.0 million and $197.3 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $139.8 million, $150.3 million, and $124.1 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

      Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.4 million, $31.4 million and $34.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

      The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $14.1 million and $9.9 million, respectively.

      The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $368.5 million and the Company incurred interest expense on intercompany repurchase agreements of $0.2 million for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $54.8 million and $321.1 million as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

      Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2001 were $52.9 million, $65.0 million and $79.7 million, respectively.

      On December 19, 2001 the Company sold a 7.50%, $300.0 million surplus note to NFS, maturing on December 17, 2031. The fair value of the surplus note as of December 31, 2001 was $300.0 million. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio. The Company is scheduled to pay interest semi-annually on June 17 and December 17 of each year commencing June 17, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

(14)  Bank Lines of Credit

      The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2001. Of the total facility, $300 million is designated to back NLIC's commercial paper program. Therefore, borrowing capacity under this facility is reduced by any amounts outstanding under the commercial paper program, which totaled $100.0 million as of December 31, 2001.

(15)  Contingencies

      On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company which invested in mutual funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by the Company and other unspecified compensatory damages. On November 15, 2001, the Company filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to the Company's motion to dismiss the amended complaint. On February 22, 2002, the Company filed a reply in support of its motion to dismiss. The class has not been certified. The Company intends to defend this lawsuit vigorously.

      There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(16)  Segment Information

      The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
      Individual Annuity, Institutional Products and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

      The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

      The Institutional Products segment is comprised of the Company's private and public sector group retirement plans and medium-term note program. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the IRC Section 457 business in the form of fixed and variable annuities.

      The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

      In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's broker/dealer subsidiary, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

      The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                        Individual   Institutional      Life
      (in millions)                                       Annuity       Products      Insurance      Corporate        Total
                                                        ==========   ============     ==========     =========      =========
      2001:
      Net investment income                              $   534.7      $   847.5      $   323.3     $    19.5      $ 1,725.0
      Other operating revenue                                556.0          205.9          506.5          16.0        1,284.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                       1,090.7        1,053.4          829.8          35.5        3,009.4
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    433.2          627.8          177.7            --        1,238.7
      Amortization of deferred policy
         acquisition costs                                   220.0           47.6           80.3            --          347.9
      Interest expense on debt                                  --             --             --           6.2            6.2
      Other benefits and expenses                            206.1          170.2          387.1           2.7          766.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         859.3          845.6          645.1           8.9        2,358.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      231.4          207.8          184.7          26.6          650.5
      Net realized losses on investments,
         hedging instruments and hedged
         items (2)                                              --             --             --         (20.2)         (20.2)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   231.4      $   207.8      $   184.7     $     6.4      $   630.3
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $43,885.4      $34,130.1      $ 9,129.0     $ 4,010.1      $91,154.6
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.
(2) Realized gains related to securitization transactions are included in operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

                                                        Individual   Institutional       Life
      (in millions)                                       Annuity      Products        Insurance     Corporate        Total
                                                         =========   ============      =========     =========      =========
      2000:
      Net investment income                              $   483.2      $   827.4      $   289.2     $    55.1      $ 1,654.9
      Other operating revenue                                625.9          251.6          453.9          17.0        1,348.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue(1)                        1,109.1        1,079.0          743.1          72.1        3,003.3
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    396.4          628.8          157.2            --        1,182.4
      Amortization of deferred policy
         acquisition costs                                   238.7           49.2           64.2            --          352.1
      Interest expense on debt                                  --             --             --           1.3            1.3
      Other benefits and expenses                            192.3          170.3          368.8          33.7          765.1
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         827.4          848.3          590.2          35.0        2,300.9
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense(1)                       281.7          230.7          152.9          37.1          702.4
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (19.4)         (19.4)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   281.7      $   230.7      $   152.9     $    17.7      $   683.0
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,422.5      $37,217.3      $ 8,103.3     $ 1,824.2      $92,567.3
                                                         =========      =========      =========     =========      =========

      1999:
      Net investment income                              $   458.9      $   771.2      $   253.1     $    37.6      $ 1,520.8
      Other operating revenue                                511.4          211.9          393.0          66.1        1,182.4
                                                         ---------      ---------      ---------     ---------      ---------
         Total operating revenue (1)                         970.3          983.1          646.1         103.7        2,703.2
                                                         ---------      ---------      ---------     ---------      ---------
      Interest credited to policyholder
         account balances                                    384.9          580.9          130.5            --        1,096.3
      Amortization of deferred policy
         acquisition costs                                   170.9           41.6           60.1            --          272.6
      Other benefits and expenses                            155.3          142.8          334.7          83.4          716.2
                                                         ---------      ---------      ---------     ---------      ---------
         Total benefits and expenses                         711.1          765.3          525.3          83.4        2,085.1
                                                         ---------      ---------      ---------     ---------      ---------
      Operating income before
         federal income tax expense (1)                      259.2          217.8          120.8          20.3          618.1
      Net realized losses on investments,
         hedging instruments and hedged
         items                                                  --             --             --         (11.6)         (11.6)
                                                         ---------      ---------      ---------     ---------      ---------
      Income before federal income tax
         expense and cumulative effect of
         adoption of accounting principles               $   259.2      $   217.8      $   120.8     $     8.7      $   606.5
                                                         =========      =========      =========     =========      =========

      Assets as of year end                              $45,667.8      $39,045.1      $ 6,616.7     $ 1,346.3      $92,675.9
                                                         =========      =========      =========     =========      =========

----------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

      The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 138 pages.

Representations and Undertakings.

Independent Auditors' Consent.

Signatures.



The following exhibits required by Forms N-8B-2 and S-6:

1.   Power of Attorney dated April, 2002 - Attached hereto.

2. Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant, adopted -

3. Distribution Contracts - Filed previously with Pre-Effective Amendment No. 1 to the Registration Statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301).

4. Form of Security - Filed previously with Registration Statement (1940 Act File No. 811-5311) and is hereby incorporated by reference.

5.   Articles of Incorporation of Depositor -

6. Application Form of Security - Filed previously with Pre-Effective Amendment No. 1 to the Registration Statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301).

7.   Opinion of Counsel - Filed previously with the Registration
     Statement on Form S-6 (1933 Act File No. 333-94037, File No. 811-08301).

Filed previously with Registration Statement (1940 Act File No. 811-5311) and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:



We consent to use of our reports for Nationwide VLI Separate Account-4 dated February 20, 2002 and for Nationwide Life Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Prospectus (File No. 333-94037).




KPMG LLP
Columbus, Ohio
April 22, 2002

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account - 4, has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of November, 2002.




                                                                 NATIONWIDE VLI SEPARATE ACCOUNT-4
                                               ----------------------------------------------------------------------
                                                                           (Registrant)
(Seal)                                                             NATIONWIDE LIFE INSURANCE COMPANY
Attest:                                        ----------------------------------------------------------------------
                                                                           (Depositor)

By:          /s/ GLENN W. SODEN                      By:                     /s/ STEVEN SAVINI
----------------------------------------------       ----------------------------------------------------------------
                 Glenn W. Soden                                                  Steven Savini
                Assistant Secretary



As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 6 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 22nd day of November, 2002.






               SIGNATURE                                   TITLE

W. G. JURGENSEN                             Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

MICHAEL S. HELFER                                  Director and Executive
----------------------------------------
Michael S. Helfer                            Vice President-Corporate Strategy

DONNA A. JAMES                                  Director and Executive Vice
----------------------------------------
Donna A. James                             President-Chief Administrative Officer

ROBERT A. OAKLEY                                Director and Executive Vice
----------------------------------------
Robert A. Oakley                             President-Chief Financial Officer

ROBERT A. WOODWARD, JR                          Director and Executive Vice
----------------------------------------
Robert A. Woodward, Jr.                         President-Chief Investment Officer

GALEN R. BARNES                                           Director
----------------------------------------
Galen R. Barnes

                                                                                                  By /s/ STEVEN SAVINI
                                                                                       ------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact